As filed with the Securities and Exchange Commission on April 27, 2011

1933 Act Registration No. 33-3677

1940 Act Registration No. 811-4603

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	☒
(Check appropriate box or boxes)

THRIVENT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)

(612) 844-5704

(Registrant’s Telephone Number, including Area Code)

JOHN L. SULLIVAN

THRIVENT SERIES FUND, INC.

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thrivent Series Fund, Inc.

Prospectus

April 30, 2011

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Partner Technology Portfolio

Thrivent Partner Healthcare Portfolio

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Partner International Stock Portfolio

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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Thrivent Aggressive Allocation Portfolio

Investment Objective

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.33%
Other Expenses	0.06%
Acquired (Underlying) Portfolio Fees and Expenses	0.55%
Total Annual Portfolio Operating Expenses[1]	0.94%

[1]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Aggressive Allocation Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.89% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Aggressive Allocation Portfolio	$96	$300	$520	$1,155

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Financial for Lutherans, the Portfolio’s

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adviser (“Thrivent Financial” or the “Adviser”), will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit risk, interest rate risk, high yield risk, and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

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Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio, and the Underlying Portfolios in which the Portfolio invests, are actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio and the Underlying Portfolios invest. This assessment of companies held in the Portfolio and the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in rising markets.

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Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+17.99%
Worst Quarter:	Q4 ‘08	-21.69%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Aggressive Allocation Portfolio	17.53%	3.69%	5.72%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	3.62%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.37%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

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Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.03%
Acquired (Underlying) Portfolio Fees and Expenses	0.54%
Total Annual Portfolio Operating Expenses	0.82%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderately Aggressive Allocation Portfolio	$84	$262	$455	$1,014

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

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The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, credit risk, interest rate risk, high yield risk, foreign securities risk, real estate industry risk, and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

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Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio, and the Underlying Portfolios in which the Portfolio invests, are actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio and the Underlying Portfolios invest. This assessment of companies held in the Portfolio and the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in rising markets.

10

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+17.17%
Worst Quarter:	Q4 ‘08	-19.32%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Moderately Aggressive Allocation Portfolio	15.43%	4.00%	5.62%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	3.62%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.37%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

11

Thrivent Moderate Allocation Portfolio

Investment Objective

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
Other Expenses	0.03%
Acquired (Underlying) Portfolio Fees and Expenses	0.49%
Total Annual Portfolio Operating Expenses	0.75%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderate Allocation Portfolio	$77	$240	$417	$930

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset

12

categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, credit risk, interest rate risk, high yield risk, foreign securities risk, real estate industry risk, and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the

13

extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio, and the Underlying Portfolios in which the Portfolio invests, are actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio and the Underlying Portfolios invest. This assessment of companies held in the Portfolio and the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in rising markets.

14

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.14%
Worst Quarter:	Q4 ‘08	-15.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Moderate Allocation Portfolio	13.68%	4.42%	5.63%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	3.62%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.37%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

15

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
Other Expenses	0.04%
Acquired (Underlying) Portfolio Fees and Expenses	0.42%
Total Annual Portfolio Operating Expenses	0.70%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderately Conservative Allocation Portfolio	$72	$224	$390	$871

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities, equity securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

16

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders.

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, credit risk, interest rate risk, high yield risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

17

To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Investment Adviser Risk. The Portfolio, and the Underlying Portfolios in which the Portfolio invests, are actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio and the Underlying Portfolios invest. This assessment of companies held in the Portfolio and the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in rising markets.

18

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+11.68%
Worst Quarter:	Q4 ‘08	-11.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Moderately Conservative Allocation Portfolio	11.41%	4.62%	5.38%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	3.62%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.37%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

19

Thrivent Partner Technology Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	1.15%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Technology Portfolio	$117	$365	$633	$1,398

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio, through its subadviser Goldman Sachs Asset Management, L.P. (“GSAM”), invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, aerospace and defense, data processing services, electrical components and equipment and media.

The subadviser invests primarily in common stocks and may invest in foreign securities, including those in emerging markets. Securities may be purchased without regard to market capitalization, and the Portfolio will likely have exposure to the securities of small and medium sized companies. In addition, the subadviser may invest in a relatively few number of issuers; therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

When selecting potential investments, GSAM employs fundamental investment research techniques to identify issuers that meet particular investment criteria, which include the following: strong brand name, dominant market share, recurring revenue streams, free cash flow generation, long product life cycles, enduring competitive advantages and excellent management. GSAM will typically sell a position if an issuer’s long-term fundamentals deteriorate, if the security reaches full valuation, if the issuer pursues a strategy that, in GSAM’s view, does not maximize shareholder value, or if the position grows beyond a weight with which GSAM is comfortable from a risk management standpoint.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

20

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Internet Risk. Stock prices of Internet and Internet-related companies and therefore the value of the Portfolio will experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (e.g., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one and five-year periods and since inception compared to a broad-based securities market index. The index is the NASDAQ Composite Index, which is a market capitalization-weighted index of all domestic and foreign securities listed on the NASDAQ stock exchange. On April 30, 2004, the Portfolio became the successor by merger to the Technology Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance

21

presented for the period prior to the merger is for the Technology Stock Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘02	+21.50%
Worst Quarter:	Q2 ‘02	-27.88%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Partner Technology Portfolio	25.00%	3.01%	–1.34%
NASDAQ Composite Index (reflects no deduction for fees, expenses and taxes)	18.15%	4.72%	2.72%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio.

Portfolio Manager(s)

GSAM uses its Growth Investment Team to manage the Portfolio. Steven M. Barry, David G. Shell, CFA and Scott Kolar, CFA are portfolio managers to the Portfolio. Mr. Barry and Mr. Shell are both Managing Directors, Chief Investment Officers and Senior Portfolio Managers at GSAM; they have been with GSAM since the respective years of 1999 and 1997 and have been portfolio managers of this Portfolio since 2009. Mr. Kolar is also a Senior Portfolio Manager, has been with GSAM since 1997 and has been a portfolio manager of this Portfolio since 2010.

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23

Thrivent Partner Healthcare Portfolio

Investment Objective

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.76%
Total Annual Portfolio Operating Expenses	1.71%
Less Expense Reimbursement[1]	0.46%
Net Annual Portfolio Operating Expenses	1.25%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Healthcare Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.25% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Healthcare Portfolio	$127	$494	$885	$1,981

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets) and, as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Sectoral Asset Management, Inc., the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. In selecting stocks for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the

24

company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory charges, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

25

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI World Healthcare Index, which is a capitalization-weighted index of selected health care stocks from around the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+11.34%
Worst Quarter:	Q2 ‘10	-9.50%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Healthcare Portfolio	11.13%	8.12%
MSCI World Healthcare Index (reflects no deduction for fees, expenses and taxes)	3.03%	2.14%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans. Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”) to subadvise the Portfolio.

Portfolio Manager(s)

Stephan Patten, CFA has served as the portfolio manager of the Portfolio since 2008. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. Michael Sjöström, CFA serves as back-up portfolio manager of the Portfolio. Mr. Sjöström is the co-founder and Chief Investment Officer of Sectoral.

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27

Thrivent Partner Natural Resources Portfolio

Investment Objective

Thrivent Partner Natural Resources Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.53%
Total Annual Portfolio Operating Expenses	1.28%
Less Expense Reimbursement[1]	0.09%
Net Annual Portfolio Operating Expenses	1.19%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Natural Resources Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.19% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Natural Resources Portfolio	$121	$397	$694	$1,537

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies with substantial natural resource assets or in securities the value of which is related to industries involved directly or indirectly in the production of, or exploration for, natural resources. Natural resource investments are securities of issuers whose economic value is derived from natural sources, such as metals, fuels, timber, underdeveloped land and agricultural products.

The Portfolio invests primarily in equity securities of companies in a variety of natural resource related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Portfolio focuses its investments on companies that provide exposure to commodities where existing, and projected, capacity is forecasted to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. Under certain circumstances, however, the Portfolio may concentrate its investments in one or more of these sectors or in one or more issuers in the natural resources related industries. In addition, the Portfolio intends to invest in real estate investment trusts (REITs).

The Portfolio typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Portfolio may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of companies with substantial natural resource assets from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

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Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Portfolio follows an investing style that favors value investments. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Portfolio is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. The Portfolio therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices.

Precious Metal Related Securities Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and

29

incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P North American Natural Resources Sector Index, which is an index of selected U.S. traded natural resource-related stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘10	+17.85%
Worst Quarter:	Q2 ‘10	-11.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Natural Resources Portfolio	16.33%	–1.58%
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses and taxes)	23.88%	–2.31%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David C. Francis, CFA and Darren M. Bagwell, CFA have served as portfolio managers of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities of Thrivent Financial and has been with the firm since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

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31

Thrivent Partner Emerging Markets Portfolio

Investment Objective

Thrivent Partner Emerging Markets Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses	0.68%
Total Annual Portfolio Operating Expenses	1.88%
Less Expense Reimbursement[1]	0.48%
Net Annual Portfolio Operating Expenses	1.40%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Emerging Markets Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Emerging Markets Portfolio	$143	$544	$972	$2,162

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in emerging market common stocks but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Portfolio’s investments are ordinarily diversified among regions, countries and currencies.

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Aberdeen Asset Management Investment Services Limited (“Aberdeen”), the Portfolio’s subadviser, uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

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Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index, which is a modified capitalization-weighted index of selected emerging economies from around the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+42.46%
Worst Quarter:	Q1 ‘09	-6.37%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Emerging Markets Portfolio	27.33%	8.87%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses and taxes)	19.20%	1.38%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans. Thrivent Financial has engaged Aberdeen Asset Management Investment Services Limited (“Aberdeen”) to subadvise the Portfolio.

Portfolio Manager(s)

Devan Kaloo, Head of Emerging Markets at Aberdeen, has been the lead portfolio manager for the Portfolio since its inception in 2008. Prior to his current position at Aberdeen, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

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Thrivent Real Estate Securities Portfolio

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.07%
Acquired (Underlying) Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.88%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Real Estate Securities Portfolio	$90	$281	$488	$1,084

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities (which may include convertible securities) of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in

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real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

37

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the FTSE NAREIT All Equity REITs Index, which is a capitalization-weighted index of all equity real estate investment trusts. On April 30, 2004, the Portfolio became the successor by merger to the Real Estate Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Real Estate Securities Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+32.72%
Worst Quarter:	Q4 ‘08	-37.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Real Estate Securities Portfolio	27.56%	2.90%	11.44%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses and taxes)	27.95%	3.03%	11.05%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Reginald L. Pfeifer, CFA has served as portfolio manager of the Portfolio since its inception in 2005. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Mortgages and Real Estate from 2002 to 2003 and the Head of Fixed Income from 1998 to 2002.

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Thrivent Partner Utilities Portfolio

Investment Objective

Thrivent Partner Utilities Portfolio seeks capital appreciation and current income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.73%
Total Annual Portfolio Operating Expenses	2.48%
Less Expense Reimbursement[1]	1.58%
Net Annual Portfolio Operating Expenses	0.90%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Utilities Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.90% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Utilities Portfolio	$92	$621	$1,178	$2,696

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity and debt securities issued by domestic and foreign utilities companies. Utilities companies are those that are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Portfolio concentrates its investments in the securities of companies in the utilities industry.

The Portfolio intends to invest primarily in equity securities, but it may change its allocation among equity and debt investments as it deems appropriate to achieve its objective. The debt securities in which the Portfolio invests generally are limited to those rated investment grade. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s adviser. The foreign securities in which the Portfolio invests may be issued by companies located in both developed and emerging markets. There are no limits on the geographic allocation of the Portfolio investments. The adviser anticipates, however, that the Portfolio’s investments will focus primarily on securities issued by utilities companies in the U.S. and that the investments in securities issued by foreign companies will focus on companies in Canada and Western Europe and other developed markets. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the

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securities of utilities companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Utility Industry Risk. As a sector fund that invests primarily in utilities companies, the Portfolio is subject to the risks associated with this sector. The Portfolio therefore is more vulnerable to price changes of utilities companies securities and factors that affect the utilities industry than a more broadly diversified fund. The prices of securities issued by utilities companies historically have changed more in response to interest rate movements than other stocks. Generally, when interest rates go up, the value of securities issued by utilities companies goes down. There is no guarantee that this relationship will continue in the future.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

41

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market indices. The indices are the S&P 500 Telecommunications Services Index, which is a capitalization-weighted index of telecommunications sector securities, and the S&P 500 Utilities Index, which is a capitalization-weighted index of utilities sector securities. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘10	+11.87%
Worst Quarter:	Q1 ‘09	-10.01%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Utilities Portfolio	6.69%	–6.25%
S&P 500 Telecommunications Services Index (reflects no deduction for fees, expenses and taxes)	18.97%	–0.14%
S&P 500 Utilities Index (reflects no deduction for fees, expenses and taxes)	5.46%	–4.52%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Darren M. Bagwell, CFA has served as portfolio manager of the Portfolio since 2011. He has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

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Thrivent Partner Small Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.11%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Growth Portfolio	$113	$353	$612	$1,352

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 100% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Portfolio. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Portfolio will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the “microcap portion”).

Turner Investment Partners, Inc. (“Turner”), the subadviser to the Portfolio, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for

44

the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+22.98%
Worst Quarter:	Q4 ‘08	-27.38%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Partner Small Cap Growth Portfolio	28.86%	3.79%	4.89%
Russell 2000® Growth Index (reflects no deduction for fees, expenses and taxes)	29.09%	5.30%	5.98%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans. Thrivent Financial has engaged Turner Investment Partners, Inc. (“Turner”) to subadvise the Portfolio.

Portfolio Manager(s)

Two different lead portfolio managers manage the overall portfolio: one portfolio manager manages the microcap portion and the another manager manages the other portfolio assets (the “other asset portion”). William C. McVail, CFA serves as the lead manager of the other asset portion and has been with Turner since 1998. Frank L. Sustersic, CFA serves as the lead manager of the microcap portion and has been with Turner since 1994.

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Thrivent Partner Small Cap Value Portfolio

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.08%
Acquired (Underlying) Portfolio Fees and Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.14%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Value Portfolio	$116	$362	$628	$1,386

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. T. Rowe Price Associates, Inc., the Portfolio’s subadviser, focuses mainly on securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Portfolio will not sell a security just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and

46

•	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These special situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Portfolio’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Foreign Securities Risk. To the extent the Portfolio allocates directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price to its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Value Index, which measures the performance of small-cap value stocks. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Value Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Value Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

47

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+23.35%
Worst Quarter:	Q4 ‘08	-24.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Partner Small Cap Value Portfolio	23.46%	7.12%	13.02%
Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)	24.50%	3.52%	10.40%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”) to subadvise the Portfolio.

Portfolio Manager(s)

Preston Athey, CFA, CIC serves as portfolio manager for the Portfolio. He is a Vice President and a small company equity portfolio manager with T. Rowe Price and has been managing investments with T. Rowe Price since 1978.

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49

Thrivent Small Cap Stock Portfolio

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Mangement Fees	0.69%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.78%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 years

Thrivent Small Cap Stock Portfolio	$80	$249	$433	$966

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 208% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in

50

some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

51

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Stock Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+19.59%
Worst Quarter:	Q4 ‘08	-24.43%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Small Cap Stock Portfolio	25.09%	2.41%	6.38%
Russell 2000® Index (reflects no deduction for fees, expenses and taxes)	26.85%	4.47%	6.65%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Darren M. Bagwell, CFA has served as portfolio manager for the Thrivent Small Cap Stock Portfolio since 2010. He has been with Thrivent since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

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53

Thrivent Small Cap Index Portfolio

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.46%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Small Cap Index Portfolio	$47	$148	$258	$579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

54

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P SmallCap 600 Index, which measures the performance of a group of 600 small-cap stocks. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+21.04%
Worst Quarter:	Q4 ‘08	-25.15%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Small Cap Index Portfolio	25.88%	4.41%	7.36%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses and taxes)	26.31%	4.64%	7.66%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

55

Thrivent Mid Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.02%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio II	$104	$325	$563	$1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for

56

the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+24.31%
Worst Quarter:	Q2 ‘02	-31.76%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Mid Cap Growth Portfolio II	28.03%	7.34%	4.66%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses and taxes)	26.38%	4.88%	6.46%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2004 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

57

Thrivent Mid Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.46%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio	$47	$148	$258	$579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es).

58

The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Growth Index, which measures the performance of mid-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+23.26%
Worst Quarter:	Q4 ‘08	-25.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Mid Cap Growth Portfolio	29.11%	8.37%	4.09%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses and taxes)	26.38%	4.88%	3.12%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2003 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

59

Thrivent Partner Mid Cap Value Portfolio

Investment Objective

Thrivent Partner Mid Cap Value Portfolio seeks long-term capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.85%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Mid Cap Value Portfolio	$87	$271	$471	$1,049

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of midcap issuers. The Adviser focuses mainly on the securities of midcap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s

60

securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market index. The index is the Russell Midcap® Value Index, which is comprised of mid-cap companies with lower-than- average price-to-book ratios and lower forecasted growth values. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+19.40%
Worst Quarter:	Q4 ‘08	-22.68%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/29/05)
Thrivent Partner Mid Cap Value Portfolio	24.73%	5.06%	7.11%
Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)	24.75%	4.08%	6.14%

61

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio.

Portfolio Manager(s)

GSAM uses its Value Team to manage the Portfolio. Andrew Braun is a co-chief investment officer of the Team, which he has been with since 1997. Sean Gallagher is also a co-chief investment officer of the Team, which he has been with since 2000. Dolores Bamford, CFA is a co-manager and has been with the Team since 2002.

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Thrivent Mid Cap Stock Portfolio

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.73%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Stock Portfolio	$75	$233	$406	$906

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the

64

Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market index. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Stock Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+19.42%
Worst Quarter:	Q4 ‘08	-22.50%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Mid Cap Stock Portfolio	25.60%	4.41%	5.61%
Russell Midcap® Index (reflects no deduction for fees, expenses and taxes)	25.48%	4.66%	7.16%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Brian J. Flanagan, CFA has been a portfolio manager of the Portfolio since 2004. He has been with Thrivent since 1996 and a portfolio manager since 2000.

65

Thrivent Mid Cap Index Portfolio

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.19%
Acquired (Underlying) Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.55%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Index Portfolio	$56	$176	$307	$689

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other

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securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one and five-year periods and since inception compared to a broad-based securities market index. The index is the S&P MidCap 400 Index, which measures the performance of 400 mid-cap stocks. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Index Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+19.80%
Worst Quarter:	Q4 ‘08	-25.57%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Mid Cap Index Portfolio	25.91%	5.32%	7.29%
S&P MidCap 400 Index (reflects no deduction for fees, expenses and taxes)	26.64%	5.73%	7.72%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

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Thrivent Partner Worldwide Allocation Portfolio

Investment Objective

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.05%
Less Expense Reimbursement[1]	0.05%
Net Annual Portfolio Operating Expenses	1.00%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with shares of the Thrivent Partner Worldwide Allocation Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.00% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Worldwide Allocation Portfolio	$102	$329	$575	$1,278

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries (possibly including the U.S.) and among multiple asset classes. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The debt securities in which the Portfolio invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such asset class, although the Adviser will directly manage the Portfolio’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

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The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
Emerging markets debt	0-30%
International small- and mid-cap equities	0-30%
U.S. securities	0-20%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Management Investment Limited also manages the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Portfolio invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

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Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA, which measures the performance of developed and emerging stock markets throughout the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+22.38%
Worst Quarter:	Q1 ‘09	-11.75%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Worldwide Allocation Portfolio	13.43%	–3.48%
MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses and taxes)	11.60%	–3.87%

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Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent Financial”), which has engaged Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Management Investment Services Limited (“Aberdeen”), Victory Capital Management Inc. (“Victory”) and Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio. Thrivent Financial may also manage a portion of the Portfolio.

Portfolio Manager(s)

James E. Chaney and Peter F. Spano serve as portfolio co-managers for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator, which was established in 1984. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2008, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies, oversees Principal’s investment research in Japan and manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Devan Kaloo, Head of Emerging Markets at Aberdeen, is the lead portfolio manager for the Aberdeen portion of the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team. Margaret Lindsay, Chief Investment Officer of International Equity Strategies at Victory, is the lead portfolio manager for the Victory portion of the Portfolio. Prior to joining Victory in 2006, she was Director of Global Small Cap Equity and head of the non-U.S. small/mid-cap team at Fiduciary Trust International, a subsidiary of Franklin Templeton Investments, for 15 years. GSAM uses its Emerging Market Debt and Fundamental Currency team (the “EMD Term”) to manage its portion of the Portfolio. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Vice President, joined GSAM in 2000. David C. Francis, CFA, Vice President of Investment Equities of Thrivent Financial, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001.

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Thrivent Partner International Stock Portfolio

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.91%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner International Stock Portfolio	$93	$290	$504	$1,120

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 100% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies. The Portfolio may also purchase fixed-income securities and derivatives, including futures and options, in keeping with the Portfolio’s objective.

The Adviser has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

The investment focus for Principal Global Investors, LLC (“Principal”), one of the Portfolio’s subadvisers, is international large-cap growth assets. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

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The investment focus for Mercator Asset Management, LP (“Mercator”), one of the Portfolio’s subadvisers, is international large-cap value assets and, to a lesser extent, emerging markets equity assets. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

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Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, which measures the performance of stocks in developed countries outside of North America. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+20.20%
Worst Quarter:	Q3 ‘02	-21.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Partner International Stock Portfolio	8.78%	1.44%	1.92%
MSCI EAFE Index (reflects no deduction for fees, expenses and taxes)	8.21%	2.94%	3.94%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Mercator Asset Management, LP (“Mercator”) and Principal Global Investors, LLC (“Principal”) to subadvise the Portfolio.

Portfolio Manager(s)

James E. Chaney and Peter F. Spano serve as portfolio co-managers for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator, which was established in 1984. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2007, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies, oversees Principal’s investment research in Japan and manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000.

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Thrivent Partner Socially Responsible Stock Portfolio

Investment Objective

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	2.83%
Total Annual Portfolio Operating Expenses	3.63%
Less Expense Reimbursement[1]	2.65%
Net Annual Portfolio Operating Expenses	0.98%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Stock Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.98% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Socially Responsible Stock Portfolio	$100	$866	$1,652	$3,715

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in common stock. The Portfolio invests primarily in the common stocks of U.S. large-cap companies that have market capitalizations similar to those in the S&P 500 Index. The Portfolio may, however, have other investments, including foreign stocks and stocks of mid-sized companies. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $20 billion. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stock from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Portfolio employs a two-part process for evaluating prospective investments. Investments are first selected for financial soundness by Atlanta Capital Management Company, LLC (“Atlanta Capital”), one of the Portfolio’s subadvisers, and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), the Portfolio’s other subadviser. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

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Atlanta Capital seeks established companies with a history of steady earnings growth. It selects companies that it believes have the ability to sustain growth through high profitability and the securities of which are favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. The sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

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Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large companies.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+18.98%
Worst Quarter:	Q2 ‘10	-11.59%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Socially Responsible Stock Portfolio	18.31%	1.61%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	–1.31%

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Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) to subadvise the Portfolio. Calvert has engaged Atlanta Capital Management Company, LLC (“Atlanta Capital”) to assist in providing investment advice to the Portfolio.

Portfolio Manager(s)

Richard B. England, CFA, Managing Director-Growth Equities and Principal at Atlanta Capital, is the Portfolio’s lead manager and has been with Atlanta Capital for over five years. William R. Hackney III, CFA, Managing Partner at Atlanta Capital, and Paul J. Marshall, CFA, Vice President at Atlanta Capital, are also portfolio managers for the Portfolio. They have both been with Atlanta Capital for over five years.

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Thrivent Partner All Cap Growth Portfolio

Investment Objective

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	1.31%
Total Annual Portfolio Operating Expenses	2.26%
Less Expense Reimbursement[1]	1.26%
Net Annual Portfolio Operating Expenses	1.00%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Growth Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.00% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Growth Portfolio	$102	$585	$1,095	$2,497

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

In pursuing its investment objective, the Portfolio seeks out securities that, in the opinion of the Portfolio’s subadviser, Calamos Advisors LLC, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the subadviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, the subadviser screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The subadviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Portfolio anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Portfolio’s subadviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Portfolio invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, the Portfolio focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Portfolio seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by

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company and industry and by also focusing on macro-level investment themes. The Portfolio’s subadviser performs its own fundamental investment research techniques, in addition to relying upon outside sources.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Russell 3000® Growth Index, which measures the performance of the broad growth segment of U.S. equities. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+20.22%
Worst Quarter:	Q2 ‘10	-11.67%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner All Cap Growth Portfolio	25.33%	0.25%
Russell 3000® Growth Index (reflects no deduction for fees, expenses and taxes)	17.64%	1.92%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Calamos Advisors LLC (“Calamos”) to subadvise the Portfolio.

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Portfolio Manager(s)

Calamos employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, co-heads of research and investments, senior strategy analysts, intermediate analysts and junior analysts. John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, the co-heads of research and investments and the senior strategy analysts. Jeff Scudieri and Jon Vacko are the co-heads of research and investments. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of Calamos Investment Trust and chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of Calamos Investment Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos and its predecessor company. Jeff Scudieri joined Calamos in 1997 and has been a Senior Vice President and co-head of research and investments since July 2010; prior thereto, he was a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a Senior Vice President and co-head of research and investments since July 2010; prior thereto, he was a senior strategy analyst since July 2002. John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held various senior investment positions since that time. John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Christopher Hartman joined Calamos in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined Calamos in October 2003 and has been a senior strategy analyst since February 2007.

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Thrivent Partner All Cap Value Portfolio

Investment Objective

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	2.02%
Total Annual Portfolio Operating Expenses	2.77%
Less Expense Reimbursement[1]	1.79%
Net Annual Portfolio Operating Expenses	0.98%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Value Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.98% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Value Portfolio	$100	$689	$1,305	$2,969

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 146% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio invests primarily in the equity securities of small, medium and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets). The equity securities in which the Portfolio invests may include common stock, preferred stock and securities convertible into common stock. The Portfolio may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. At times, the Portfolio may not hold any stocks within one or more of these capitalization ranges.

OppenheimerFunds, Inc. (“OFI”), the Portfolio’s subadviser, selects securities for purchase and sale by the Portfolio one at a time (a “bottom-up approach”). OFI employs fundamental analysis to select securities that it believes are not fully recognized by, or are temporarily out of favor with, the market. OFI considers the following factors, which are subject to change and are not necessarily relevant in each instance, in assessing a company’s prospects: Analysis of a company’s financial statements, analysis of future earnings potential, the current value of company assets, estimates of borrowing requirements and debt maturity schedules, present and anticipated cash flows and allocation of capital, new product or business line developments, supply and demand conditions for key products, long-term sales potential, operations and industry position, and management structure and expertise. In

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addition, OFI monitors individual companies for changes in a company’s prospects, and these changes may trigger a decision to sell the security. OFI may consider selling a security for one or more of the following reasons, which are subject to change: the security price approaches its target price; the company’s fundamentals appear to be deteriorating; or more appealing investment opportunities arise.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Russell 3000® Value Index, which measures the performance of the broad value segment of U.S. equities. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

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How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+21.26%
Worst Quarter:	Q2 ‘10	-12.49%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner All Cap Value Portfolio	18.86%	–2.44%
Russell 3000® Value Index (reflects no deduction for fees, expenses and taxes)	16.23%	–2.82%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged OppenheimerFunds, Inc. (“OFI”) to subadvise the Portfolio.

Portfolio Manager(s)

John Damian and Mitch Williams, CFA serve as portfolio co-managers of the Portfolio. Mr. Damian has been a Senior Vice President of OFI since 2007 and was previously a Vice President of OFI since 2001. Mr. Williams has been a Vice President of OFI since 2006 and was previously a Senior Research Analyst of OFI since 2002.

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Thrivent Partner All Cap Portfolio

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses	1.22%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Portfolio	$124	$387	$670	$1,477

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 180% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Pyramis Global Advisors, LLC (“Pyramis”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, Pyramis may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, Pyramis uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. Pyramis’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks and foreign securities often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 3000® Index, which is comprised of the 3000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity markets. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.71%
Worst Quarter:	Q3 ‘02	-22.71%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Partner All Cap Portfolio	16.34%	3.47%	2.51%
Russell 3000® Index (reflects no deduction for fees, expenses and taxes)	16.93%	2.74%	3.92%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Pyramis Global Advisors, LLC (“Pyramis”) to subadvise the Portfolio.

Portfolio Manager(s)

John Power is the Lead Portfolio Manager of this team-managed fund. He generally oversees the Portfolio’s day-to-day investment activities. Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun

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Daniel, Vincent Rivers and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Portfolio.

Mr. Power has been associated with Pyramis since 2005, and has over 25 years in the financial services industry. Prior to joining Pyramis, Mr. Powers served for five years as a principal and member of the Investment Strategy Committee at Oechsle International Advisors. Mr. Bao is a Sector Portfolio Manager covering the Energy and Industrials sectors, a position he has held since March 2002. Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003. Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004. Ms. Simes is a Sector Portfolio Manager covering the Materials sector, a position she has held since August 2003. Mr. Daniel is a sector portfolio manager covering the consumer discretionary sector, a position he has held since 2007. Prior to joining Pyramis, he was vice president and sector head for the consumer sector at ING Investment Management, North America. He has more than 18 years of investment and consumer industry experience. Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecommunications sectors. He joined Pyramis in 2006 as a research analyst for the Telecommunications sector. Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006. He has 13 years of experience in the financial services and investment industries. Mr. Willett is a sector portfolio manager covering the healthcare sector, a position he has held since 2006. Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services. He has more than nine years of investment industry experience.

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Thrivent Large Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio II	$89	$278	$482	$1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 231% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable

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market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+16.66%
Worst Quarter:	Q4 ‘08	-23.62%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Large Cap Growth Portfolio II	8.35%	1.81%	1.51%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	16.71%	3.75%	2.54%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David E. Heupel and Michael A. Binger have served as portfolio managers of the Portfolio since 2010. Mr. Heupel had previously served as an associate and senior portfolio manager since he joined Thrivent Financial in 2004. Mr. Binger has been with Thrivent Financial since 1987 and served as an associate and senior portfolio manager since 2004.

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Thrivent Large Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio	$46	$144	$252	$567

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 231% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategy

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable

94

market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+16.99%
Worst Quarter:	Q4 ‘08	-23.49%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Portfolio	10.90%	2.50%	–0.37%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)	16.71%	3.75%	0.02%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Scott A. Vergin, CFA has served as portfolio manager of the Portfolio since 1994. He has been with Thrivent Financial since 1984.

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Thrivent Partner Growth Stock Portfolio

Investment Objectives

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.05%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Growth Stock Portfolio	$107	$334	$579	$1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio’s principal strategy for achieving its investment objectives under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The subadviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures and options, in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

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Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the S&P 500/Citigroup Growth Index, which is comprised of those stocks within the S&P 500 Index that exhibit strong growth characteristics. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+16.20%
Worst Quarter:	Q4 ‘08	-23.96%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Partner Growth Stock Portfolio	16.62%	3.63%	4.00%
S&P 500/Citigroup Growth Index (reflects no deduction for fees, expenses and taxes)	15.09%	3.62%	2.63%

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Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”) to subadvise the Portfolio.

Portfolio Manager(s)

P. Robert Bartolo, CPA, CFA, Vice President of T. Rowe Price, has served as portfolio manager of the Portfolio since 2007 and also currently serves as Chairman of the Portfolio’s Investment Advisory Committee. Prior to being Chairman, he was a member of this Committee. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since 1998.

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Thrivent Large Cap Value Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.65%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Value Portfolio	$66	$208	$362	$810

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Value Index, the S&P 500/Citigroup Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+17.78%
Worst Quarter:	Q4 ‘08	-20.34%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Large Cap Value Portfolio	12.61%	2.17%	3.38%
Russell 1000® Value Index (reflects no deduction for fees, expenses and taxes)	15.51%	1.28%	4.51%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Matthew D. Finn, CFA has served as portfolio manager of the Portfolio since 2004, when he joined Thrivent.

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Thrivent Large Cap Stock Portfolio

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.69%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Stock Portfolio	$70	$221	$384	$859

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 181% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. On April 30, 2004, the Portfolio became the successor by merger to the Capital Growth Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Capital Growth Portfolio, which commenced operations on March 1, 2001. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+16.13%
Worst Quarter:	Q4 ‘08	-22.18%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Large Cap Stock Portfolio	10.82%	1.19%	0.51%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	2.05%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Matthew D. Finn, CFA, David E. Heupel and Michael A. Binger have served as portfolio managers of the Portfolio since 2007, 2010 and 2010, respectively. Mr. Finn has served as a portfolio manager since 2004, when he joined Thrivent Financial. Mr. Heupel had previously served as an associate and senior portfolio manager since he joined Thrivent Financial in 2004. Mr. Binger has been with Thrivent Financial since 1987 and served as an associate and senior portfolio manager since 2004.

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Thrivent Large Cap Index Portfolio

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.42%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Index Portfolio	$43	$135	$235	$530

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P 500 Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes

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insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. On April 30, 2004, the Portfolio became the successor by merger to the Large Company Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Large Company Index Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.81%
Worst Quarter:	Q4 ‘08	-21.97%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Large Cap Index Portfolio	14.63%	1.99%	1.14%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	1.41%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

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Thrivent Equity Income Plus Portfolio

Investment Objective

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.24%
Acquired (Underlying) Portfolio Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.94%
Less Expense Reimbursement[1]	0.09%
Net Annual Portfolio Operating Expenses	0.85%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Equity Income Plus Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.85% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Equity Income Plus Portfolio	$87	$291	$511	$1,146

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 362% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in domestic and foreign real estate investment trusts (REITs), American Depositary Receipts (ADRs) and emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.

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Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate

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share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Option Writing Risk. The Portfolio may write (sell) covered call and put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Portfolio’s portfolio, the Portfolio may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s transaction costs. Options written by the Portfolio may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+14.48%
Worst Quarter:	Q1 ‘09	-14.67%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Equity Income Plus Portfolio	16.23%	–1.71%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	–1.31%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

David R. Spangler, CFA and Kevin R. Brimmer, FSA have served as portfolio managers of the Portfolio since its inception in 2008. Mr. Spangler has been with Thrivent since 2002 and has been a portfolio manager since 2007. He was Director of Investment Product Management of Thrivent from 2002 to 2006. Mr. Brimmer has been with Thrivent since 1985 and has been a portfolio manager since 2002.

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Thrivent Balanced Portfolio

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Balanced Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 136% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. The Adviser will select them in accordance with Thrivent Bond Index Portfolio’s strategy.

The Adviser establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and may be subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the Adviser may increase the Portfolio’s weighting in one or both of the other asset classes. Despite the Adviser’s attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

Broad Asset Category	Allocation Range
	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, and the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. On April 30, 2004, the Portfolio became the successor by merger to the Balanced Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Balanced Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

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How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+12.46%
Worst Quarter:	Q4 ‘08	-14.19%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Balanced Portfolio	13.30%	3.69%	3.28%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.84%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Kevin R. Brimmer, FSA and Michael G. Landreville, CFA have served as portfolio managers of the Portfolio since the respective years of 2002 and 2005. Mr. Brimmer has been with Thrivent since 1985 and has been a portfolio manager since 2002. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

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Thrivent High Yield Portfolio

Investment Objectives

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent High Yield Portfolio	$46	$144	$252	$567

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Adviser uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+16.64%
Worst Quarter:	Q4 ‘08	-14.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent High Yield Portfolio	14.58%	8.02%	6.62%
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses and taxes)	15.12%	8.91%	8.88%

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Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Paul J. Ocenasek, CFA has served as portfolio manager of the Portfolio since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

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Thrivent Diversified Income Plus Portfolio

Investment Objective

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.17%
Acquired (Underlying) Portfolio Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.61%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Diversified Income Plus Portfolio	$62	$195	$340	$762

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 116% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. Debt securities will include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Portfolio’s Adviser.

The Portfolio may invest in debt securities of any maturity and credit quality. Such debt securities may include investment-grade corporate bonds and government bonds.

As an additional principal strategy, the Portfolio may invest in equity securities in the real estate industry, including Real Estate Investment Trusts (“REITs”).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

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High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The indices are the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index. The former measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The latter index measures the performance of U.S. investment grade bonds.

On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Portfolio’s Board of Directors and Portfolio shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in high-yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent

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Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+15.49%
Worst Quarter:	Q4 ‘08	-16.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Portfolio	15.85%	6.00%	6.70%
S&P 500 Dividend Aristocrats Index (reflects no deduction for fees, expenses and taxes)	19.35%	6.27%	7.35%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.84%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Mark L. Simenstad, CFA, David R. Spangler, CFA, Kevin R. Brimmer, FSA and Paul J. Ocenasek, CFA have served as portfolio managers of the Portfolio since the respective years of 2006, 2007, 2007 and 2004. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Spangler has been with Thrivent Financial since 2002 and was Director of Investment Product Management from 2002 to 2006. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002. Mr. Ocenasek has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

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Thrivent Partner Socially Responsible Bond Portfolio

Investment Objective

Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	1.70%
Total Annual Portfolio Operating Expenses	2.40%
Less Expense Reimbursement[1]	1.72%
Net Annual Portfolio Operating Expenses	0.68%

[1]

The Adviser has contractually agreed, through at least April 30, 2012, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Bond Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.68% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Socially Responsible Bond Portfolio	$69	$583	$1,124	$2,604

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 146% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade corporate bonds and government bonds. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s, “BBB” by S&P or, if unrated, considered to be of comparable credit quality by the Portfolio’s subadviser. The Portfolio may also invest in taxable municipal bonds, below investment-grade debt securities (commonly known as “junk bonds”), foreign bonds (including American Depositary Receipts (ADRs)), asset-backed securities, mortgage-backed securities and repurchase agreements. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other credit providers. Please note that the Portfolio will likely use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in fixed-income securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), the Portfolio’s

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subadviser, employs a two-part process for evaluating prospective investments. Investments are selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

Investments in fixed-income securities may be made prior to the application of the Portfolio’s sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange-traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and, if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

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•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Portfolio invests in debt obligations issued by the U.S. Government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Portfolio’s sustainable and socially responsible investment criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Foreign Securities Risk. To the extent the Portfolio allocates assets directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

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Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Barclays Capital U.S. Credit Index, which is comprised of both corporate and non-corporate sectors. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+4.88%
Worst Quarter:	Q4 ‘10	-1.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	Since Inception (4/30/08)
Thrivent Partner Socially Responsible Bond Portfolio	8.05%	8.11%
Barclays Capital U.S. Credit Index (reflects no deduction for fees, expenses and taxes)	8.47%	7.32%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans, which has engaged Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”) to subadvise the Portfolio.

Portfolio Manager(s)

Gregory Habeeb, Senior Vice President with Calvert, has served as the Portfolio’s lead manager since its inception in 2008. He has been the Lead Portfolio Manager of Calvert’s taxable fixed-income funds since 1997. Mr. Habeeb has over twenty years of experience as an analyst, trader and portfolio manager.

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Thrivent Income Portfolio

Investment Objective

Thrivent Income Portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Income Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 146% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative and technical research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities in which the Portfolio, or an underlying fund of the Portfolio, may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio, or the underlying fund, may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+10.54%
Worst Quarter:	Q3 ‘08	-6.01%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Income Portfolio	11.55%	5.71%	5.71%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.84%

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Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Stephen D. Lowe, CFA has served as the portfolio manager of the Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

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Thrivent Bond Index Portfolio

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.46%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Bond Index Portfolio	$47	$148	$258	$579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 387% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Barclays Capital Aggregate Bond Index, which could include asset- or mortgage-backed securities. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the Adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

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Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Capital Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. On April 30, 2004, the Portfolio became the successor by merger to the Bond Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Bond Index Portfolio. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+5.17%
Worst Quarter:	Q2 ‘04	-2.59%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Bond Index Portfolio	9.24%	5.26%	5.39%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	6.54%	5.80%	5.84%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Michael G. Landreville, CFA has served as portfolio manager of the Portfolio since 2005. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

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Thrivent Limited Maturity Bond Portfolio

Investment Objective

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Limited Maturity Bond Portfolio	$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 102% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective maturity for the Portfolio is expected to be less than three years. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative and technical investment analysis techniques to determine what debt obligations to buy and sell. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Barclays Capital Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘09	+5.67%
Worst Quarter:	Q3 ‘08	-3.16%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Limited Maturity Bond Portfolio	5.25%	4.07%	3.72%
Barclays Capital Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses and taxes)	2.80%	4.53%	3.79%

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA have served as portfolio managers of the Portfolio since the respective years of 2005 and 2001. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

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Thrivent Mortgage Securities Portfolio

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.39%
Total Annual Portfolio Operating Expenses	0.89%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mortgage Securities Portfolio	$91	$284	$493	$1,096

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 676% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage- backed securities including, but not limited to, collateralized mortgage obligations (CMOs), interest only bonds (IOs), principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in mortgage-related securities from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in

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some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Barclays Capital Mortgage-Backed Securities (MBS) Index, which is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities. On April 30, 2004, the Portfolio became the successor by merger to the Mortgage Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mortgage Securities Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘09	+7.17%
Worst Quarter:	Q4 ‘08	-3.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Mortgage Securities Portfolio	12.09%	5.79%	4.79%
Barclays Capital Mortgage-Backed Securities Index (reflects no deduction for fees, expenses and taxes)	5.37%	6.34%	5.29%

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Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

Gregory R. Anderson, CFA, CPA and Scott A. Lalim have served as portfolio managers of the Portfolio since 2003. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Lalim has been with Thrivent Financial since 1976 and also manages the commercial mortgage-backed securities portfolio of Thrivent Financial’s general account.

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Thrivent Money Market Portfolio

Investment Objective

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.50%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Money Market Portfolio	$51	$160	$280	$628

Principal Strategies

The Portfolio tries to produce current income while maintaining liquidity by investing in high-quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those rules generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Portfolio to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Portfolio may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Portfolio’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Portfolio’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As

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a result of such an event, the bond may decline in price and affect the value of the Portfolio. Credit risk is expected to be low for the Money Market Portfolio because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Loss of Principal. The success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual returns for one-, five- and ten-year periods. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘01	+1.41%
Worst Quarter:[1]	Q4 ‘10	0.00%

[1]	The Portfolio’s performance was also 0.00% for Q4 ‘09, Q1 ‘10, Q2 ‘10 and Q3 ‘10.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2010)
	1 Year	5 Years	10 Years
Thrivent Money Market Portfolio	0.00%	2.66%	2.34%

The seven-day yield for the period ended December 31, 2010 was 0.00%. You may call 800-THRIVENT to obtain the Portfolio’s current seven-day yield.

Management

Investment Adviser(s)

The Portfolio is managed by Thrivent Financial for Lutherans.

Portfolio Manager(s)

William D. Stouten has served as portfolio manager of the Portfolio since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

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Information Pertaining to all Portfolios

Tax Information

For information about certain tax-related aspects of investing in a Portfolio through a variable contract, please see the variable product prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary, the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Thrivent Aggressive Allocation Portfolio

Investment Objective

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described in the Glossary of Investment Terms on page 178). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Financial for Lutherans, the Portfolio’s adviser (“Thrivent Financial” or the “Adviser”) will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the Prospectus of Thrivent Mutual Funds.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk (Asset Allocation Portfolios). Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

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Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described in the Glossary of Investment Terms on page 178). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the Prospectus of Thrivent Mutual Funds.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk (Asset Allocation Portfolios). Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

143

Thrivent Moderate Allocation Portfolio

Investment Objective

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described in the Glossary of Investment Terms on page 178). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the prospectus of Thrivent Mutual Funds.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk (Asset Allocation Portfolios). Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

144

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

Principal Strategies

The Portfolio is a fund-of-funds but will pursue its objective by investing in a combination of Thrivent mutual funds (the “Underlying Portfolios”) and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities, equity securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. (Maturity and duration are described in the Glossary of Investment Terms on page 178). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Portfolio will likely buy and sell equity index futures to either hedge or replicate its exposure to certain asset classes. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Portfolio actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus and the prospectus of Thrivent Mutual Funds.

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Portfolio

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Allocation Risk, Underlying Portfolio Risk, Market Risk, Issuer Risk, Volatility Risk (Asset Allocation Portfolios), Foreign Securities Risk, Real Estate Industry Risk, High Yield Risk, Credit Risk, Interest Rate Risk, Equity Index Futures Risk and Investment Adviser Risk (Asset Allocation Portfolios). Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

In addition, more information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

145

Thrivent Partner Technology Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio, through its subadviser Goldman Sachs Asset Management, L.P. (“GSAM”), invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, aerospace and defense, data processing services, electrical components and equipment and media.

The subadviser invests primarily in common stocks and may invest in foreign securities, including those in emerging markets. Securities may be purchased without regard to market capitalization, and the Portfolio will likely have exposure to the securities of small and medium sized companies. In addition, the subadviser may invest in a relatively few number of issuers; therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

When selecting potential investments, GSAM employs fundamental investment research techniques to identify issuers that meet particular investment criteria, which include the following: strong brand name, dominant market share, recurring revenue streams, free cash flow generation, long product life cycles, enduring competitive advantages and excellent management. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178). GSAM will typically sell a position if an issuer’s long-term fundamentals deteriorate, if the security reaches full valuation, if the issuer pursues a strategy that, in GSAM’s view, does not maximize shareholder value, or if the position grows beyond a weight with which GSAM is comfortable from a risk management standpoint.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Technology-Oriented Companies Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk, Internet Risk, Small Cap Risk, Mid Cap Risk, Emerging Markets Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

146

Thrivent Partner Healthcare Portfolio

Investment Objective

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets) and, as a non-diversified fund under the 1940 Act, focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be of small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Sectoral Asset Management, Inc., the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178). In selecting stocks for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Healthcare Industry Risk, Foreign Securities Risk, Emerging Markets Risk, Small Cap Risk, Mid Cap Risk, Non-Diversified Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

147

Thrivent Partner Natural Resources Portfolio

Investment Objective

Thrivent Partner Natural Resources Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies with substantial natural resource assets or in securities the value of which is related to industries involved directly or indirectly in the production of, or exploration for, natural resources. Natural resource investments assets are securities of issuers whose economic value is derived from natural sources, such as metals, fuels, timber, underdeveloped land and agricultural products.

The Portfolio invests primarily in equity securities of companies in a variety of natural resource related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Portfolio focuses its investments on companies that provide exposure to commodities where existing, and projected, capacity is forecasted to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. Under certain circumstances, however, the Portfolio may concentrate its investments in one or more of these sectors or in one or more issuers in the natural resources related industries. In addition, the Portfolio intends to invest in real estate investment trusts (REITs).

The Portfolio typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Portfolio may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of companies with substantial natural resource assets from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Natural Resources Industry Risk, Precious Metals Related Securities Risk, Foreign Securities Risk, Emerging Markets Risk, Small Cap Risk, Mid Cap Risk, Non-Diversified Risk, Real Estate Investment Trust (REIT) Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

148

Thrivent Partner Emerging Markets Portfolio

Investment Objective

Thrivent Partner Emerging Markets Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in emerging market common stocks but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Portfolio’s investments are ordinarily diversified among regions, countries and currencies.

Aberdeen Asset Management Investment Services Limited (“Aberdeen”), the Portfolio’s subadviser, uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Emerging Markets Risk, Foreign Securities Risk (Emerging Markets/Worldwide/ International Portfolio), Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Real Estate Securities Portfolio

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

Principal Strategies

In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities (which may include convertible securities) of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Real Estate Industry Risk, Real Estate Investment Trust (REIT) Risk, Issuer Risk, Volatility Risk, Interest Rate Risk (Real Estate Securities Portfolio) and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

149

Thrivent Partner Utilities Portfolio

Investment Objective

Thrivent Partner Utilities Portfolio seeks capital appreciation and current income.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity and debt securities issued by domestic and foreign utilities companies. Utilities companies are those that are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Portfolio concentrates its investments in the securities of companies in the utilities industry.

The Portfolio intends to invest primarily in equity securities, but it may change its allocation among equity and debt investments as it deems appropriate to achieve its objective. The debt securities in which the Portfolio invests generally are limited to those rated investment grade. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s adviser. The foreign securities in which the Portfolio invests may be issued by companies located in both developed and emerging markets. There are no limits on the geographic allocation of the Portfolio investments. The adviser anticipates, however, that the Portfolio’s investments will focus primarily on securities issued by utilities companies in the U.S. and that the investments in securities issued by foreign companies will focus on companies in Canada and Western Europe and other developed markets. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of utilities companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Utility Industry Risk, Foreign Securities Risk, Emerging Markets Risk, Credit Risk, Interest Rate Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

150

Thrivent Partner Small Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Portfolio, although the Adviser may manage, using quantitative investment research techniques, a portion of the Portfolio. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth. A portion of the Portfolio will be invested in companies that have market capitalizations that fall within the bottom half of this Index (microcap assets).

Turner Investment Partners, Inc. (“Turner”), the subadviser to the Portfolio, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. (Quantitative, fundamental and technical investment research techniques are described in the Glossary of Investment Terms on page 178). A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

151

Thrivent Partner Small Cap Value Portfolio

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. T. Rowe Price Associates, Inc., the Portfolio’s subadviser, focuses mainly on securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Portfolio will not sell a security just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These special situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Portfolio’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk, Liquidity Risk, Foreign Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

152

Thrivent Small Cap Stock Portfolio

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Small Cap Index Portfolio

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Small Cap Risk, Volatility Risk and Liquidity Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

153

Thrivent Mid Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser, uses fundamental, quantitative and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mid Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

154

Thrivent Partner Mid Cap Value Portfolio

Investment Objective

Thrivent Partner Mid Cap Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of midcap issuers. The Adviser focuses mainly on the securities of midcap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk, Foreign Securities Risk, Emerging Markets Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Mid Cap Stock Portfolio

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178).

The Adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Mid Cap Index Portfolio

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Mid Cap Risk, Volatility Risk and Foreign Securities Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Partner Worldwide Allocation Portfolio

Investment Objective

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries (possibly including the U.S.) and among multiple asset classes. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The debt securities in which the Portfolio invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such asset class, although the Adviser will directly manage the Portfolio’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies, as described below, for selecting assets.

The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
Emerging markets debt	0-30%
International small- and mid-cap equities	0-30%
U.S. securities	0-20%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

The investment focus for Principal Global Investors, LLC (“Principal”), one of the Portfolio’s subadvisers, is international large-cap growth assets. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent out performance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses or reposition assets into more promising opportunities.

The investment focus for Mercator Asset Management LP (“Mercator”), one of the Portfolio’s subadvisers, is international large-cap value assets and, to a lesser extent, emerging markets equity assets. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities that are inexpensive relative to their respective historical prices, industries and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry and macro factors. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178). Mercator will consider selling a security when fundamental investment research techniques indicate that the security is less attractive than alternative investments.

The investment focus for Aberdeen Asset Management Investment Services Limited (“Aberdeen”), one of the Portfolio’s subadvisers, is emerging markets equity. Aberdeen uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

The investment focus for Victory Capital Management Inc. (“Victory”), one of the Portfolio’s subadvisers, is international small- and mid-cap assets. Victory aims to produce a portfolio of high quality and exceptionally dynamic companies, with a focus on those operating in industries offering attractive investment opportunities as a result of long- term changes. Victory seeks to find companies with the highest probability of achieving success through industry- leading proprietary products and services, sustainable margins and strong balance sheets.

The investment focus for Goldman Sachs Asset Management, L.P. (“GSAM”), one of the Portfolio’s subadvisers, is emerging markets debt securities. GSAM uses an even balance of fundamental, quantitative and technical considerations within its investment discipline. (Fundamental, quantitative

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and technical investment research techniques are described in the Glossary of Investment Terms on page 178). GSAM’s country selection decisions rely primarily on fundamental analysis, which provides for a comprehensive understanding of the finances, political events and macroeconomic conditions of a country. GSAM’s security selection process considers a balance of quantitative, technical and fundamental factors, employing proprietary models to form a strategic view for emerging market debt securities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk (Emerging Markets/Worldwide/International Portfolio), Emerging Markets Risk, Liquidity Risk, Small Cap Risk, Mid Cap Risk, Credit Risk, Interest Rate Risk, High Yield Risk, Allocation Risk, Multi-Manager Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner International Stock Portfolio

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital.

Principal Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies. The Portfolio may also purchase fixed-income securities and derivatives, including futures and options, in keeping with the Portfolio’s objective.

The Adviser has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

The investment focus for Principal Global Investors, LLC (“Principal”), one of the Portfolio’s subadvisers, is international large-cap growth assets. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The investment focus for Mercator Asset Management LP (“Mercator”), one of the Portfolio’s subadvisers, is international large-cap value assets and, to a lesser extent, emerging markets equity assets. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry, and macro factors. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178). Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk (Emerging Markets/Worldwide/International Portfolio), Emerging Markets Risk, Multi-Manager Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Partner Socially Responsible Stock Portfolio

Investment Objective

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in common stock. The Portfolio invests primarily in the common stocks of U.S. large-cap companies that have market capitalizations similar to those in the S&P 500 Index. The Portfolio may, however, have other investments, including foreign stocks and stocks of mid-sized companies. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $20 billion. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stock from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Portfolio employs a two-part process for evaluating prospective investments. Investments are first selected for financial soundness by Atlanta Capital Management Company, LLC (“Atlanta Capital”), one of the Portfolio’s subadvisers, and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), the Portfolio’s other subadviser. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

Atlanta Capital seeks established companies with a history of steady earnings growth. It selects companies that it believes have the ability to sustain growth through high profitability and the securities of which are favorably priced with respect to those growth expectations.

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. The sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

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•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Investment decisions on whether a company meets the Portfolio’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although the Portfolio’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio’s investment objective and its sustainable and socially responsible investment criteria.

The Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the applicable benchmark. The ETFs in which the Portfolio may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Portfolio. In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s sustainable and socially responsible investment criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Large Cap Risk, Mid Cap Risk, Foreign Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Partner All Cap Growth Portfolio

Investment Objective

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

Principal Strategies

In pursuing its investment objective, the Portfolio seeks out securities that, in the opinion of the Portfolio’s subadviser, Calamos Advisors LLC, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the subadviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, the subadviser screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The subadviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Portfolio anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Portfolio’s subadviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Portfolio invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, the Portfolio focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Portfolio seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. The Portfolio’s subadviser performs its own fundamental investment research techniques, in addition to relying upon outside sources. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Mid Cap Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner All Cap Value Portfolio

Investment Objective

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio invests primarily in the equity securities of small, medium and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets). The equity securities in which the Portfolio invests may include common stock, preferred stock and securities convertible into common stock. The Portfolio may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. At times, the Portfolio may not hold any stocks within one or more of these capitalization ranges.

OppenheimerFunds, Inc. (“OFI”), the Portfolio’s subadviser, selects securities for purchase and sale by the Portfolio one at a time (a “bottom-up approach”). OFI employs fundamental analysis to select securities that it believes are not fully recognized by, or are temporarily out of favor with, the market. (Fundamental investment research techniques are described in the Glossary of Investment Terms on page 178). OFI considers the following factors, which are subject to change and are not necessarily relevant in each instance, in assessing a company’s prospects: Analysis of a company’s financial statements, analysis of future earnings potential, the current value of company assets, estimates of borrowing requirements and debt maturity schedules, present and anticipated cash flows and allocation of capital, new product or business line developments, supply and demand conditions for key products, long-term sales potential, operations and industry position, and management structure and expertise. In addition, OFI monitors individual companies for changes in a company’s prospects, and these changes may trigger a decision to sell the security. OFI may consider selling a security for one or more of the following reasons, which are subject to change: The security price approaches its target price; the company’s fundamentals appear to be deteriorating; or more appealing investment opportunities arise.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Small Cap Risk, Mid Cap Risk, Foreign Securities Risk, Emerging Markets Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Partner All Cap Portfolio

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Pyramis Global Advisors, LLC (“Pyramis”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, Pyramis may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, Pyramis uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. (Quantitative and fundamental investment research techniques are described in the Glossary of Investment Terms on page 178). Pyramis’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Small Cap Risk, Mid Cap Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Large Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital.

Principal Strategy

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Growth Stock Portfolio

Investment Objectives

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income.

Principal Strategies

The Portfolio’s principal strategy for achieving its investment objectives under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser, T. Rowe Price, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The subadviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures and options, in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Large Cap Value Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Value Index, the S&P 500/Citigroup Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Large Cap Stock Portfolio

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Large Cap Index Portfolio

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P 500 Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk and Volatility Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Equity Income Plus Portfolio

Investment Objective

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in domestic and foreign real estate investment trusts (REITs), American Depositary Receipts (ADRs) and emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk, Emerging Markets Risk, Preferred Stock Risk, Real Estate Industry Risk, Real Estate Investment Trust (REIT) Risk, Option Writing Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Balanced Portfolio

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

Principal Strategies

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. The Adviser will select them in accordance with Thrivent Bond Index Portfolio’s strategy.

The Adviser establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and may be subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the Adviser may increase the Portfolio’s weighting in one or both of the other asset classes. Despite the Adviser’s attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

Broad Asset Category	Allocation Range
	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent High Yield Portfolio

Investment Objectives

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Adviser uses fundamental, quantitative and technical research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Credit Risk, High Yield Risk, Issuer Risk, Volatility Risk, Foreign Securities Risk, Interest Rate Risk, Liquidity Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Diversified Income Plus Portfolio

Investment Objective

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. Debt securities will include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Portfolio’s Adviser.

The Portfolio may invest in debt securities of any maturity and credit quality. Such debt securities may include investment-grade corporate bonds and government bonds.

As an additional principal strategy, the Portfolio may invest in equity securities in the real estate industry, including Real Estate Investment Trusts (“REITs”).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178).

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Credit Risk, High Yield Risk, Issuer Risk, Volatility Risk, Interest Rate Risk, Liquidity Risk, Real Estate Industry Risk, Real Estate Investment Trust (REIT) Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Partner Socially Responsible Bond Portfolio

Investment Objective

Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.

Principal Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade corporate bonds and government bonds. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s subadviser. The Portfolio may also invest in taxable municipal bonds, below investment-grade debt securities (commonly known as “junk bonds”), foreign bonds (including American Depositary Receipts (ADRs)), asset-backed securities, mortgage-backed securities and repurchase agreements. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other credit providers. Please note that the Portfolio will likely use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in fixed-income securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), the Portfolio’s subadviser, employs a two-part process for evaluating prospective investments. Investments are selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability, and social responsibility factors.

Investments in fixed-income securities may be made prior to the application of the Portfolio’s sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange-traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and, if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

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Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

•

Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

•

Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

•	Observe appropriate international human rights standards in operations in all countries.

•	Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

•

Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

•

Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Manufacture or sell firearms and/or ammunition.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Portfolio invests in debt obligations issued by the U.S. Government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Portfolio’s sustainable and socially responsible investment criteria.

Investment decisions on whether a company meets the Portfolio’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although the Portfolio’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment

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companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio’s investment objective and its sustainable and socially responsible investment criteria.

The Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the applicable benchmark. The ETFs in which the Portfolio may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Portfolio. In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s sustainable and socially responsible investment criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, High Yield Risk, Interest Rate Risk, Foreign Securities Risk, Non-Diversified Risk, Mortgage-Related and Other Asset-Backed Securities Risk, Futures Contract Risk and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Income Portfolio

Investment Objective

Thrivent Income Portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative and technical research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser may purchase bonds of any maturity and focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, High Yield Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Bond Index Portfolio

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Barclays Capital Aggregate Bond Index, which could include asset- or mortgage-backed securities. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the Adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Thrivent Limited Maturity Bond Portfolio

Investment Objective

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective maturity for the Portfolio is expected to be less than three years. (Dollar-weighted average effective maturity is defined in the Glossary of Investment Terms on page 178). Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative and technical investment analysis techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178). The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177 : Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Mortgage Securities Portfolio

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs), interest only bonds (IOs), principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in mortgage-related securities from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Market Risk, Issuer Risk, Volatility Risk, Credit Risk, Interest Rate Risk, Mortgage-Related and Other Asset-Backed Securities Risk, and Investment Adviser Risk. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

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Thrivent Money Market Portfolio

Investment Objective

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

Principal Strategies

The Portfolio tries to produce current income while maintaining liquidity by investing in high-quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative and technical investment research techniques are described in the Glossary of Investment Terms on page 178).

The Adviser manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those rules generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Portfolio to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Portfolio may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Portfolio’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Portfolio’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.

Principal Risks

The Portfolio is subject to the following principal investment risks, which are described and listed in alphabetical order in the Glossary of Principal Risks on pages 173 through 177: Credit Risk, Interest Rate Risk (Money Market Portfolio) and Loss of Principal.

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Glossary of Principal Risks

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

In addition, in the case of the Aggressive Allocation Portfolio, the Moderately Aggressive Allocation Portfolio and the Moderate Allocation Portfolio, underperformance in the equity markets would have a material adverse effect on these Portfolios’ total returns given their significant allocation to equity securities.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio, or held by an underlying fund in which the Portfolio invests, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio. In the case of the Money Market Portfolio, credit risk is expected to be low because of that Portfolio’s emphasis on high quality, short-term money market securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.

Equity Index Futures Risk. The use of equity index futures involves additional risks and transaction costs that could leave the Portfolio in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

Foreign Securities Risk. To the extent the Portfolio allocates directly or indirectly to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Foreign Securities Risk (Emerging Markets/Worldwide/International Portfolio). Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries. With respect to the Partner Worldwide Allocation Portfolio, the issuer of non-U.S. sovereign debt in which the Portfolio invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory charges, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological

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development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

High Yield Risk. High yield securities in which the Portfolio directly or indirectly invests are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

In the case of the Balanced Portfolio, the Partner Socially Responsible Bond Portfolio, the Income Portfolio, the Bond Index Portfolio, the Limited Maturity Bond Portfolio and the Mortgage Securities Portfolio, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of these Portfolios to decline and reduce the overall return of the Portfolios.

Interest Rate Risk (Money Market Portfolio). A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Interest Rate Risk (Real Estate Securities Portfolio). Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Internet Risk. Stock prices of Internet and Internet-related companies and therefore the value of the Portfolio will experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and/or subadviser(s) in assessing the potential of the securities in which the Portfolio invests. This assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Investment Adviser Risk (Asset Allocation Portfolios). The Portfolio, and the Underlying Portfolios in which the Portfolio invests, are actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio and the Underlying Portfolios invest. This assessment of companies held in the Portfolio and the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, in which the Portfolio invests either directly or indirectly, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that the Portfolio invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks, foreign securities and high-yield bonds) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Loss of Principal. The success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

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Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Portfolio is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. The Portfolio therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Option Writing Risk. The Portfolio may write (sell) covered call and put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the investments or indices on which options are written and the investments in a Portfolio’s portfolio, the Portfolio may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s transaction costs. Options written by the Portfolio may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Precious Metal Related Securities Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Real Estate Industry Risk. To the extent the Portfolio allocates assets (whether by direct investment or investment through another fund) to issuers in the real estate business, the Portfolio is subject to real estate industry risk. Declines in

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real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller and unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. These are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include, among others, market risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit risk, interest rate risk, high yield risk and investment adviser risk.

As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Utility Industry Risk. As a sector fund that invests primarily in utilities companies, the Portfolio is subject to the risks associated with this sector. The Portfolio therefore is more vulnerable to price changes of utilities companies securities and factors that affect the utilities industry than a more broadly diversified fund. The prices of securities issued by utilities companies historically have changed more in response to interest rate movements than other stocks. Generally, when interest rates go up, the value of securities issued by utilities companies goes down. There is no guarantee that this relationship will continue in the future.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

With respect to the Partner Healthcare Portfolio, the Partner Small Cap Growth Portfolio, the Mid Cap Growth Portfolio II, the Mid Cap Growth Portfolio, the Partner Worldwide Allocation Portfolio, the Partner International Stock Portfolio, the Partner All Cap Growth Portfolio, the Partner Socially Responsible Stock Portfolio, the Large Cap Growth Portfolio II, the Large Cap Growth Portfolio and the Partner Growth Stock Portfolio, growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

With respect to the Partner Natural Resources Portfolio, the Partner Small Cap Value Portfolio, the Mid Cap Value Portfolio, the Partner Worldwide Allocation Portfolio, the Partner International Stock Portfolio, the Partner All Cap Value Portfolio and the Large Cap Value Portfolio, stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

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With respect to the Balanced Portfolio, the value of the Portfolio’s shares may be affect by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significant in the short term.

With respect to the High Yield Portfolio and the Diversified Income Plus Portfolio, the price of the Portfolio’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.

With respect to the High Yield Portfolio, the Diversified Income Plus Portfolio, the Partner Socially Responsible Bond Portfolio, the Income Portfolio, the Bond Index Portfolio, the Limited Maturity Bond Portfolio and the Mortgage Securities Portfolio, bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of these Portfolios’ shares may fluctuate significantly in the short term.

Volatility Risk (Asset Allocation Portfolios). Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

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Glossary of Investment Terms

Dollar-Weighted Average Effective Maturity. Measure of the Portfolio that is determined by calculating the average maturity of each debt security owned by the Portfolio, weighting each security according to the amount that it represents in the Portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Duration. A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

Fundamental Investment Research Techniques. Research techniques that generally assess a company or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Maturity. A bond fund has no real maturity, but it does have a dollar-weighted average effective maturity that represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Quantitative Investment Research Techniques. Research techniques that generally focus on a company’s financial statements and assess a company or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical Investment Research Techniques. Research techniques that generally involve the study of trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

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Management

Investment Adviser

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc. (the “Fund”). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $73 billion in assets as of December 31, 2010, including approximately $27 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:

Thrivent Aggressive Allocation Portfolio	Thrivent Large Cap Growth Portfolio
Thrivent Moderately Aggressive Allocation Portfolio	Thrivent Large Cap Value Portfolio
Thrivent Moderate Allocation Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Moderately Conservative Allocation Portfolio	Thrivent Large Cap Index Portfolio
Thrivent Partner Natural Resources Portfolio	Thrivent Equity Income Plus Portfolio
Thrivent Real Estate Securities Portfolio	Thrivent Balanced Portfolio
Thrivent Partner Utilities Portfolio	Thrivent High Yield Portfolio
Thrivent Small Cap Stock Portfolio	Thrivent Diversified Income Plus Portfolio
Thrivent Small Cap Index Portfolio	Thrivent Income Portfolio
Thrivent Mid Cap Growth Portfolio II	Thrivent Bond Index Portfolio
Thrivent Mid Cap Growth Portfolio	Thrivent Limited Maturity Bond Portfolio
Thrivent Mid Cap Stock Portfolio	Thrivent Mortgage Securities Portfolio
Thrivent Mid Cap Index Portfolio	Thrivent Money Market Portfolio
Thrivent Large Cap Growth Portfolio II

In addition, Thrivent Financial may also provide investment research and supervision of the assets of the Thrivent Partner Worldwide Allocation Portfolio, to the extent that this Portfolio invests in U.S. securities.

For each of the other Portfolios listed below (the “Subadvised Portfolios”), Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Portfolio, one or more subadvisers to manage the investments of the Subadvised Portfolios. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. The Subadvised Portfolios include the following:

Thrivent Partner Technology Portfolio	Thrivent Partner International Stock Portfolio
Thrivent Partner Healthcare Portfolio	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner Emerging Markets Portfolio	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner Small Cap Growth Portfolio	Thrivent Partner All Cap Value Portfolio
Thrivent Partner Small Cap Value Portfolio	Thrivent Partner All Cap Portfolio
Thrivent Partner Mid Cap Value Portfolio	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Worldwide Allocation Portfolio	Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Financial and the Fund have received an exemptive order from the SEC that permits Thrivent Financial and the Portfolios, with the approval of the Fund’s Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio. Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.

Advisory Fees

Each Portfolio pays an annual investment advisory fee to the investment adviser. During the year ended December 31, 2010, Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio’s average daily net assets:1

PORTFOLIO	ADVISORY FEE
Thrivent Aggressive Allocation Portfolio[2]	0.33%
Thrivent Moderately Aggressive Allocation Portfolio[3]	0.25%
Thrivent Moderate Allocation Portfolio[4]	0.23%
Thrivent Moderately Conservative Allocation Portfolio[5]	0.24%
Thrivent Partner Technology Portfolio	0.75%
Thrivent Partner Healthcare Portfolio	0.95%
Thrivent Partner Natural Resources Portfolio	0.75%
Thrivent Partner Emerging Markets Portfolio	1.20%
Thrivent Real Estate Securities Portfolio	0.80%
Thrivent Partner Utilities Portfolio	0.75%
Thrivent Partner Small Cap Growth Portfolio	1.00%
Thrivent Partner Small Cap Value Portfolio	0.80%
Thrivent Small Cap Stock Portfolio	0.69%
Thrivent Small Cap Index Portfolio	0.35%
Thrivent Mid Cap Growth Portfolio II	0.90%
Thrivent Mid Cap Growth Portfolio	0.40%

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PORTFOLIO	ADVISORY FEE
Thrivent Partner Mid Cap Value Portfolio	0.75%
Thrivent Mid Cap Stock Portfolio	0.67%
Thrivent Mid Cap Index Portfolio	0.35%
Thrivent Partner Worldwide Allocation Portfolio	0.88%
Thrivent Partner International Stock Portfolio	0.83%
Thrivent Partner Socially Responsible Stock Portfolio	0.80%
Thrivent Partner All Cap Growth Portfolio	0.95%
Thrivent Partner All Cap Value Portfolio	0.75%
Thrivent Partner All Cap Portfolio	0.95%
Thrivent Large Cap Growth Portfolio II	0.80%
Thrivent Large Cap Growth Portfolio	0.40%
Thrivent Partner Growth Stock Portfolio	0.80%
Thrivent Large Cap Value Portfolio	0.60%
Thrivent Large Cap Stock Portfolio	0.64%
Thrivent Large Cap Index Portfolio	0.34%
Thrivent Equity Income Plus Portfolio	0.65%
Thrivent Balanced Portfolio	0.35%
Thrivent High Yield Portfolio	0.40%
Thrivent Diversified Income Plus Portfolio	0.40%
Thrivent Partner Socially Responsible Bond Portfolio	0.70%
Thrivent Income Portfolio	0.40%
Thrivent Bond Index Portfolio	0.35%
Thrivent Limited Maturity Bond Portfolio	0.40%
Thrivent Mortgage Securities Portfolio	0.50%
Thrivent Money Market Portfolio	0.40%

Certain of the other Portfolios also have breakpoints, which you can learn more about by consulting the Statement of Additional Information. In addition, the Fund’s annual report discusses the basis for the Board of Directors’ approval of the investment adviser agreement between the Fund and Thrivent Financial.

Furthermore, as of April 30, 2011, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Percentage
Thrivent Partner Small Cap Growth Portfolio	0.10%
Thrivent Mid Cap Growth Portfolio II	0.30%
Thrivent Partner International Stock Portfolio	0.08%
Thrivent Partner All Cap Portfolio	0.20%
Thrivent Large Cap Growth Portfolio II	0.15%
Thrivent Partner Growth Stock Portfolio	0.10%
Thrivent Money Market Portfolio	0.10%

These voluntary expense reimbursements, however, may be discontinued at any time. Certain of the Portfolios are also subject to contractual expense reimbursements, which are disclosed in the “Fees and Expenses” table for those particular Portfolios.

1Thrivent Financial reimbursed certain expenses of some of the Portfolios. This table does not reflect the effects of any reimbursements. In addition, with respect to the Subadvised Portfolios, Thrivent Financial pays the applicable subadviser(s) a subadvisory fee from the advisory fee it receives from the Subadvised Portfolio. These subadvisory fees do not constitute an additional fee to you, the investor. To learn more about these subadvisory fees, please consult the Statement of Additional Information.

2Management fees for the Thrivent Aggressive Allocation Portfolio are calculated by multiplying the applicable advisory fee on directly held financial instruments (“direct investments”) (0.60%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

3Management fees for the Thrivent Moderately Aggressive Allocation Portfolio are calculated by multiplying the applicable advisory fee on direct investments (0.55%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

4Management fees for the Thrivent Moderate Allocation Portfolio are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

5 Management fees for the Thrivent Moderately Conservative Allocation Portfolio are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

Portfolio Management

This section provides information about the portfolio management for each of the Portfolios. The Statement of Additional Information for the Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of these Portfolios since their inception in 2005. Mr. Swansen joined Thrivent in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

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Thrivent Partner Technology Portfolio

Thrivent Financial has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadviser for Thrivent Partner Technology Portfolio. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2010, GSAM, including its investment advisory affiliates, had assets under management of approximately $717.1 billion. GSAM uses its Growth Investment Team (the “Growth Team”) to manage the Portfolio, and Steven M. Barry, David G. Shell, CFA and Scott Kolar, CFA are the portfolio managers to the Portfolio. Mr. Barry and Mr. Shell have been portfolio managers of this Portfolio since 2009, and Mr. Kolar has been a portfolio manager of this Portfolio since 2010.

Mr. Barry is Chief Investment Officer of Fundamental Equity, responsible for the overall business management of the global Fundamental Equity franchise. He is also Co-Head and Co-Chief Investment Officer of the Growth Team, where he is responsible for the portfolio management and investment research process of the GSAM’s U.S. Growth strategies. Mr. Barry has twenty-four years of investment experience. He joined Goldman Sachs in 1999 as a vice president, was named managing director in 2001 and partner in 2004. Prior to joining the firm, Steve spent eleven years as a vice president at Alliance Capital Management. He began his career as an associate at E.F. Hutton. Mr. Shell is Co-Head and Co-Chief Investment Officer of the Growth Team, where he is responsible for the portfolio management and investment research process of GSAM’s U.S. Growth strategies. Dave has 23 years of investment experience, having joined the Growth Team in 1987. Upon Goldman Sachs’ acquisition of Liberty Investment Management in 1997, Dave joined the firm as a vice president, was named managing director in 2000, and partner in 2004. He began his career at Liberty’s predecessor firm, Eagle Asset Management. Mr. Kolar is a senior portfolio manager for the Growth Team. He has primary responsibility for investment research in technology and software, and had previously been the team’s information systems specialist, designing and implementing its technology infrastructure. Scott is also Chairman of the Investment Committee. Scott worked at Liberty Investment Management prior to Goldman Sachs’ acquisition of Liberty in 1997.

Thrivent Partner Healthcare Portfolio

Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”), 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, Canada, as investment subadviser for Thrivent Partner Healthcare Portfolio. Sectoral is a member of State Street Global Alliance, LLC, a jointly owned subsidiary of State Street Global Advisors, the investment management arm of State Street Corporation, and the Dutch pension fund Stichting Pensioenfonds ABP (ABP), one of the world’s largest pension funds. Sectoral specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2010, Sectoral managed approximately $4.4 billion in assets.

Stephan Patten, CFA has served as the portfolio manager of the Portfolio since 2008. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. In 1996, Mr. Patten completed a B.Sc. in biochemistry at McGill University and, in 2001, received his Masters of Business Administration from the same university.

Michael Sjöström, CFA serves as back-up portfolio manager of the Portfolio. Mr. Sjöström is the co-founder and Chief Investment Officer of Sectoral. Prior to establishing Sectoral, he was a portfolio manager with Pictet & Cie. in Geneva, Switzerland.

Thrivent Partner Natural Resources Portfolio

David C. Francis, CFA and Darren M. Bagwell, CFA have served as portfolio managers of the Portfolio since 2011. Mr. Francis is Vice President of Investment Equities of Thrivent Financial and has been with the firm since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. The Portfolio, prior to being managed by Mr. Francis and Mr. Bagwell, was managed by an independent subadviser.

Thrivent Partner Emerging Markets Portfolio

Thrivent Financial has engaged Aberdeen Asset Management Investment Services Limited (“Aberdeen”), Bow Bells House, 1 Bread Street, London, England EC4M 9HH, as subadviser for Thrivent Partner Emerging Markets Portfolio.

Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $286.989 billion in assets as of December 31, 2010, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Devan Kaloo, Head of Emerging Markets at Aberdeen, is the lead portfolio manager for the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA has served as portfolio manager of the Portfolio since its inception in 2005. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Mortgages and Real Estate from 2002 to 2003 and the Head of Fixed Income from 1998 to 2002.

Thrivent Partner Utilities Portfolio

Darren M. Bagwell, CFA has served as portfolio manager of the Portfolio since 2011. He has been with Thrivent Financial since 2002 in an investment management capacity and

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currently is the firm’s Director of Equity Research. The Portfolio, prior to being managed by Mr. Bagwell, was managed by an independent subadviser.

Thrivent Partner Small Cap Growth Portfolio

Thrivent Financial has engaged Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, to serve as investment subadviser for Thrivent Partner Small Cap Growth Portfolio.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2010, managed approximately $18 billion in assets. Turner uses two different management teams to manage the portfolio: one team to manage the portfolio assets invested in companies that have market capitalizations that fall within the bottom half of the benchmark index, the Russell 2000® Growth Index (the “microcap portion”), and another team to manage the other portfolio assets (the “other asset portion”). William C. McVail, CFA serves as lead manager of the other asset portion and has been with Turner since 1998. Frank L. Sustersic, CFA serves as lead manager of the microcap portion and has been with Turner since 1994. Mr. McVail and Mr. Sustersic are supported by a team of 24 investment professionals who provide fundamental, industry-focused research for all of the Turner’s growth equity strategies. As lead portfolio managers, Mr. McVail is the final decision maker for all purchase and sale decisions of the other asset portion while Mr. Sustersic is the final decision maker for all purchase and sale decisions of the microcap portion.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Portfolio. T. Rowe Price and its affiliates had approximately $482.0 billion under management as of December 31, 2010. Preston Athey, CFA, CIC serves as portfolio manager for the Portfolio. He is a Vice President and a small company equity portfolio manager with T. Rowe Price and has been managing investments with T. Rowe Price since 1978.

Thrivent Small Cap Stock Portfolio

Darren M. Bagwell, CFA has served as portfolio manager for the Thrivent Small Cap Stock Portfolio since 2010. He has been with Thrivent since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio II

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2004 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Growth Portfolio

Andrea J. Thomas, CFA has served as portfolio manager of the Portfolio since 2003 and was an associate portfolio manager of the Portfolio from 1997 through 2002. She has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Partner Mid Cap Value Portfolio

Thrivent Financial has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadviser for Thrivent Partner Mid Cap Value Portfolio. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2010, GSAM, including its investment advisory affiliates, had assets under management of approximately $717.1 billion. GSAM uses its Value Team to manage the Portfolio. Andrew Braun is a co-chief investment officer of the Team, which he has been with since 1997. Sean Gallagher is also a co-chief investment officer of the Team, which he has been with since 2000. Dolores Bamford, CFA is a co-manager and has been with the Team since 2002.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA has been a portfolio manager of the Portfolio since 2004. He has been with Thrivent Financial since 1996 and a portfolio manager since 2000.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486; Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen Asset Management Investment Services Limited (“Aberdeen”), Bow Bells House, 1 Bread Street, London, England EC4M 9HH; Victory Capital Management Inc. (“Victory”), 127 Public Square, Cleveland, Ohio 44114; and Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadvisers for Thrivent Partner Worldwide Allocation Portfolio.

Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2010, Mercator managed approximately $7.3 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator, which was established in 1984.

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Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $232.4 billion in assets under management as of December 31, 2010. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2008, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies, oversees Principal’s investment research in Japan and manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000.

Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $286.989 billion in assets as of December 31, 2010, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Devan Kaloo, Head of Emerging Markets at Aberdeen, is the lead portfolio manager for the Aberdeen portion of the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Victory, through predecessor firms, was organized in 1894 and began managing tax-exempt assets in 1912. As of December 31, 2010, Victory managed approximately $35.2 billion in assets. Margaret Lindsay, Chief Investment Officer of International Equity Strategies at Victory, is the lead portfolio manager for the Victory portion of the Portfolio. Prior to joining Victory in 2006, she was Director of Global Small Cap Equity and head of the non-U.S. small/mid-cap team at Fiduciary Trust International, a subsidiary of Franklin Templeton Investments, for 15 years.

GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2010, GSAM, including its investment advisory affiliates, had assets under management of approximately $717.1 billion. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD Team”) to manage its portion of the Portfolio.

Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Vice President, joined GSAM in 2000. Prior to joining GSAM, he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.

David C. Francis, CFA, Vice President of Investment Equities of Thrivent Financial, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with the Adviser since 2001.

Thrivent Partner International Stock Portfolio

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa, 50392, as investment subadvisers for Thrivent Partner International Stock Portfolio.

Mercator has served as a subadviser for the Portfolio since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2010, Mercator managed approximately $7.3 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the Mercator portion of the Portfolio. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator, which was established in 1984.

Principal has served as the subadviser for the Portfolio since February of 2007. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $232.4 billion in assets under management as of December 31, 2010. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2007, respectively. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies, oversees Principal’s investment research in Japan and manages Principal’s Japanese and Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000.

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Financial has engaged Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as investment subadviser for Thrivent Partner Socially Responsible Stock Portfolio. Calvert has been managing

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mutual funds since 1976 and, as of December 31, 2010, managed $14 billion in assets. Calvert has engaged Atlanta Capital Management Company, LLC (“Atlanta Capital”), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, to assist in providing investment advice to the Portfolio. Atlanta Capital has been managing assets since 1969 and provides investment advisory services to a broad range of institutional and individual clients. As of December 31, 2010, Atlanta Capital managed $9.8 billion in assets.

Richard B. England, CFA, Managing Director-Growth Equities and Principal at Atlanta Capital, is the Portfolio’s lead manager. Prior to joining Atlanta Capital in 2004, he was, since 2001, a Senior Portfolio Manager at Putnam Investments. William R. Hackney III, CFA, Managing Partner at Atlanta Capital, and Paul J. Marshall, CFA, Vice President at Atlanta Capital, are also portfolio managers for the Portfolio. They have both been with Atlanta Capital for over five years.

Thrivent Partner All Cap Growth Portfolio

Thrivent Financial has engaged Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, IL 60563, as investment subadviser for Thrivent Partner All Cap Growth Portfolio. Calamos and its predecessors have been providing asset management services since 1977 and, as of December 31, 2010, managed approximately $35.4 billion in assets.

Calamos employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, co-heads of research and investments, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors, co-heads of research and investments and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs, co-heads of research and investments and senior strategy analysts, may each make trading decisions guided by the Portfolio’s investment objective and strategy.

While day-to-day management of the Fund is a team effort, the Co-CIOs, along with the co-heads of research and investments and senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the co-heads of research and investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko, are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of Calamos Investment Trust and chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of Calamos Investment Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos and its predecessor company.Jeff Scudieri joined Calamos in 1997 and has been a Senior Vice President and co-head of research and investments since July 2010; prior thereto, he was a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a Senior Vice President and co-head of research and investments since July 2010; prior thereto, he was a senior strategy analyst since July 2002. John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined Calamos in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a senior strategy analyst since July 2002. John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Christopher Hartman joined Calamos in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined Calamos in October 2003 and has been a senior strategy analyst since February 2007.

Thrivent Partner All Cap Value Portfolio

Thrivent Financial has engaged OppenheimerFunds, Inc. (“OFI”), Two World Financial Center, New York, NY 10281, as investment subadviser for Thrivent Partner All Cap Value Portfolio. OFI has been an investment adviser since 1960 and, together with its affiliates, managed more than $182.0 billion in assets, including other mutual funds, as of December 31, 2010.

John Damian and Mitch Williams, CFA serve as portfolio co-managers of the Portfolio. Mr. Damian has been a Senior Vice President of OFI since 2007 and was previously a Vice President of OFI since 2001. Mr. Williams has been a Vice President of OFI since 2006 and was previously a Senior Research Analyst of OFI since 2002.

Thrivent Partner All Cap Portfolio

Thrivent Financial has engaged Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, as investment subadviser for the Thrivent Partner All Cap Portfolio. Pyramis, a wholly-owned subsidiary of Fidelity Management and Research LLC (“FMR LLC”), who served as

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the subadviser for the Thrivent Partner All Cap Portfolio since its inception November 30, 2001 until November 12, 2006. Pyramis will be primarily responsible for choosing investments for the Portfolio. FMR LLC was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2010, Pyramis had approximately $37.7 billion in mutual fund assets under management.

John Power is the Lead Portfolio Manager of this team-managed fund. He generally oversees the Portfolio’s day-to-day investment activities. Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Vincent Rivers and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Portfolio. The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor portfolio characteristics and risk and to maintain the sector weighting boundaries of the Portfolio’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers. The Portfolio thus benefits from a truly team-managed investment strategy.

Mr. Power has been associated with Pyramis since 2005, and has over 25 years in the financial services industry. Prior to joining Pyramis, Mr. Powers served for five years as a principal and member of the Investment Strategy Committee at Oechsle International Advisors.

Mr. Bao is a Sector Portfolio Manager covering the Energy and Industrials sectors, a position he has held since March 2002. Since joining FMR LLC in 1997, he has worked as a research analyst and portfolio manager.

Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003. He joined FMR LLC in August 2002 as a research analyst.

Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004. He joined FMR LLC in 1996 as a research analyst.

Mr. Simes is a Sector Portfolio Manager covering the Materials sector, a position he has held since August 2003. Mr. Simes first joined FMR LLC in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

Mr. Daniel is a Sector Portfolio Manager covering the consumer discretionary sector, a position he has held since 2007. Prior to joining Pyramis, he was vice president and sector head for the consumer sector at ING Investment Management, North America. He has more than 18 years of investment and consumer industry experience.

Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecommunications sectors. He joined Pyramis in 2006 as a research analyst for the Telecommunications sector. Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006. He has 13 years of experience in the financial services and investment industries.

Mr. Willett is a Sector Portfolio Manager covering the healthcare sector, a position he has held since 2006. Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services. He has more than nine years of investment industry experience.

Thrivent Large Cap Growth Portfolio II

David E. Heupel and Michael A. Binger have served as portfolio managers of the Portfolio since 2010. Mr. Heupel had previously served as an associate and senior portfolio manager since he joined Thrivent Financial in 2004. Mr. Binger has been with Thrivent Financial since 1987 and served as an associate and senior portfolio manager since 2004.

Thrivent Large Cap Growth Portfolio

Scott A. Vergin, CFA has served as portfolio manager of the Portfolio since 1994 and has been with Thrivent Financial since 1984.

Thrivent Partner Growth Stock Portfolio

Thrivent Financial has engaged T. Rowe Price Associates Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio. T. Rowe Price and its affiliates had approximately $482.0 billion in total assets under management as of December 31, 2010.

P. Robert Bartolo, CPA, CFA, Vice President of T. Rowe Price, has served as portfolio manager of the Portfolio since 2007 and also currently serves as Chairman of the Portfolio’s Investment Advisory Committee. Prior to being Chairman, he was a member of this Committee. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since 1998.

Thrivent Large Cap Value Portfolio

Matthew D. Finn, CFA has served as portfolio manager of the Portfolio since 2004, when he joined Thrivent.

Thrivent Large Cap Stock Portfolio

Matthew D. Finn, CFA, David E. Heupel and Michael A. Binger have served as portfolio managers of the Portfolio since 2007, 2010 and 2010, respectively. Mr. Finn has served as a portfolio manager since 2004, when he joined Thrivent Financial. Mr. Heupel had previously served as an associate and senior portfolio manager since he joined Thrivent Financial in 2004. Mr. Binger has been with Thrivent Financial since 1987 and served as an associate and senior portfolio manager since 2004.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.

Thrivent Equity Income Plus Portfolio

David R. Spangler, CFA and Kevin R. Brimmer, FSA have served as portfolio managers of the Portfolio since its inception in 2008. Mr. Spangler has been with Thrivent Financial since 2002 and has been a portfolio manager since

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2007. He was Director of Investment Product Management of Thrivent Financial from 2002 to 2006. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002.

Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA and Michael G. Landreville, CFA have served as portfolio managers of the Portfolio since the respective years of 2002 and 2005. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA has served as portfolio manager of the Portfolio since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, David R. Spangler, CFA, Kevin R. Brimmer, FSA and Paul J. Ocenasek, CFA have served as portfolio managers of the Portfolio since the respective years of 2006, 2007, 2007 and 2004. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Spangler has been with Thrivent Financial since 2002 and was Director of Investment Product Management from 2002 to 2006. Mr. Brimmer has been with Thrivent Financial since 1985 and has been a portfolio manager since 2002. Mr. Ocenasek has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Financial has engaged Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as investment subadviser for Thrivent Partner Socially Responsible Bond Portfolio. Calvert has been managing mutual funds since 1976, and, as of December 31, 2010, managed $14 billion in assets.

Gregory Habeeb, Senior Vice President with Calvert, has served as the Portfolio’s lead manager since its inception in 2008. He has been the Lead Portfolio Manager of Calvert’s taxable fixed-income funds since 1997. Mr. Habeeb has over twenty years of experience as an analyst, trader and portfolio manager.

Thrivent Income Portfolio

Stephen D. Lowe, CFA has served as the portfolio manager of the Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA has served as portfolio manager of the Portfolio since 2005. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Limited Maturity Bond Portfolio

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA have served as portfolio managers of the Portfolio since the respective years of 2005 and 2001. Mr. Anderson has been with Thrivent since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson, CFA, CPA and Scott A. Lalim have served as portfolio managers of the Portfolio since 2003. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Lalim has been with Thrivent since 1976 and also manages the commercial mortgage-backed securities portfolio of Thrivent Financial’s general account.

Thrivent Money Market Portfolio

William D. Stouten has served as portfolio manager of the Portfolio since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Personal Securities Investments

Personnel of Thrivent Financial and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

Trademarks

“S&P 500® Index,” “S&P MidCap 400 Index,” “S&P MidCap 400/Citigroup Growth Index,” “S&P 500/Citigroup Value Index,” “S&P 500/Citigroup Growth Index,” “S&P 500 Dividend Aristocrats Index,” “S&P SmallCap 600 Index,” “S&P North American Natural Resources Sector Index,” “S&P 500 Telecommunications Services Index” and “S&P 500 Utilities Index” are trademarks of The McGraw-Hill Companies, Inc. The Portfolios contained in this prospectus are not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in these Portfolios.

“Russell 1000® Growth Index,” “Russell 1000 Value Index,” “Russell 1000 Index,” “Russell 2000 Growth Index,” “Russell 2000 Value Index,” “Russell 2000 Index,” “Russell 3000 Growth Index,” “Russell 3000 Value Index,” “Russell 3000 Index,” “Russell Midcap Index,” “Russell Midcap Growth Index” and “Russell Midcap Value Index” are trademarks/service marks of the Frank Russell Company and have been licensed for use by Thrivent. Russell® is a trademark of the Frank Russell Company.

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The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

•

Separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;

•	Other Portfolios of the Fund; and
•	Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Portfolio Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV, pursuant to procedures established by the Fund’s Board of Directors, and utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, subject to oversight by the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the

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retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Policy Regarding Frequent Purchases and Redemptions

The Board of Directors of the Fund has adopted the following policy with respect to frequent purchases and redemptions of shares of the Portfolios. The separate accounts and retirement plans that invest in the Portfolios may make purchases and redemptions in the Portfolios daily. The Portfolios do not restrict this activity. Thrivent Financial and Thrivent Life employ certain monitoring controls which seek to identify and deter market timing and excessive short-term trading with the separate accounts, but the Portfolios cannot provide assurance that this monitoring will be effective. In addition, the terms of the variable contracts may limit the ability of Thrivent Financial and Thrivent Life to deter frequent trading. As a result, the Portfolios can give no assurance that market timing and excessive short-term trading will not occur. Frequent purchases and redemptions of shares of the Portfolios can disrupt portfolio management and increase expenses of the Portfolios, thereby negatively impacting their performance.

Disclosure of Portfolio Holdings

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Statement of Additional Information for the Portfolios and at thrivent.com.

Standing Allocation Order

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio (the “Thrivent Asset Allocation Portfolios”) purchase and redeem shares of the other Portfolios (the “Underlying Portfolios”) each business day pursuant to a standing allocation order (the ”Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Asset Allocation Portfolio should be allocated among the Underlying Portfolios. Each day, pursuant to the Allocation Order, a Thrivent Asset Allocation Portfolio will purchase or redeem shares of the relevant Underlying Portfolios at the NAV for the Underlying Portfolio calculated that day. Any modification to the daily instruction provided by the Allocation Order must be made before the close of trading on the NYSE.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion in the applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 ½. For more information regarding the Fund’s general policies on distributions, please consult the Statement of Additional Information.

Other Securities and Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 4. This section provides additional information about some of the securities and other practices in which certain Portfolios engage, along with their associated risks. The additional strategies in this section are non-principal strategies except as otherwise noted. The Thrivent Asset Allocation Portfolios may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be

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any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Real Estate Investment Trusts (REITs): Each of the Portfolios except the Thrivent Money Market Portfolio may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Foreign Securities. Each of the Portfolios may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios except Thrivent Money Market Portfolio may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. Each of the Portfolios may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which the Portfolios may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the performance of a Portfolio.

Foreign Currency Transactions. Thrivent Partner International Stock Portfolio may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Portfolio will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Portfolio may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. Although forward contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Portfolio total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and Illiquid Securities. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

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Securities Lending. Each of the Portfolios except Thrivent Money Market Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. Each of the Portfolios except Thrivent Money Market Portfolio may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

High-Yield Bonds. Each of the Portfolios except Thrivent Money Market Portfolio may invest in high-yield bonds, including defaulted high-yield securities. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Portfolio invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds and Municipal Bonds. Each of the Portfolios may invest in government bonds and municipal bonds. As a result, a Portfolio’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Portfolio’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Thrivent Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio’s transaction costs.

Initial Public Offerings. Each Portfolio may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio’s size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio’s reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments

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for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.

Unusual Opportunities. Each of the Portfolios may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Portfolio could lose money from such an investment.

Investing-in-Funds Risk. The Thrivent Asset Allocation Portfolios allocate their assets, in part, among certain of the other Portfolios (“Underlying Portfolios”). From time to time, one or more of the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Asset Allocation Portfolios owns a substantial portion of any Underlying Portfolio. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Portfolio may be adversely affected if the Underlying Portfolio is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Underlying Portfolios, a redemption or reallocation by a Thrivent Asset Allocation Portfolio away from an Underlying Portfolio could cause the Underlying Portfolio’s expenses to increase. As an investor in an Underlying Portfolio, a Thrivent Asset Allocation Portfolio will bear its ratable share of the Underlying Portfolio’s expenses, in addition to the expenses of the Thrivent Asset Allocation Portfolio with respect to the assets so invested.

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Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios’ financial performance for the past five years or, if shorter, the period of the Portfolios’ operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Annual Report of the Fund for the fiscal year ended December 31, 2010, which is available upon request.

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Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2010	$10.66	$0.10	$1.72	$1.82	$(0.16)	$(0.10)
Year Ended 12/31/2009	8.51	0.09	2.47	2.56	(0.41)	—
Year Ended 12/31/2008	14.09	0.25	(5.34)	(5.09)	(0.18)	(0.31)
Year Ended 12/31/2007	13.01	0.13	1.09	1.22	(0.08)	(0.06)
Year Ended 12/31/2006	11.44	0.07	1.50	1.57	—	—

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2010	10.72	0.17	1.42	1.59	(0.25)	(0.17)
Year Ended 12/31/2009	8.64	0.17	2.37	2.54	(0.46)	—
Year Ended 12/31/2008	13.48	0.33	(4.71)	(4.38)	(0.23)	(0.23)
Year Ended 12/31/2007	12.66	0.18	0.80	0.98	(0.11)	(0.05)
Year Ended 12/31/2006	11.19	0.12	1.35	1.47	—	—

MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2010	10.82	0.22	1.21	1.43	(0.29)	(0.17)
Year Ended 12/31/2009	8.92	0.23	2.14	2.37	(0.47)	—
Year Ended 12/31/2008	12.82	0.37	(3.83)	(3.46)	(0.27)	(0.17)
Year Ended 12/31/2007	12.22	0.24	0.58	0.82	(0.15)	(0.07)
Year Ended 12/31/2006	10.96	0.18	1.08	1.26	—	—

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2010	10.91	0.23	0.97	1.20	(0.28)	(0.17)
Year Ended 12/31/2009	9.27	0.24	1.82	2.06	(0.42)	—
Year Ended 12/31/2008	12.08	0.37	(2.80)	(2.43)	(0.29)	(0.09)
Year Ended 12/31/2007	11.69	0.27	0.39	0.66	(0.20)	(0.07)
Year Ended 12/31/2006	10.68	0.23	0.78	1.01	—	—

PARTNER TECHNOLOGY PORTFOLIO
Year Ended 12/31/2010	5.69	(0.04)	1.46	1.42	—	—
Year Ended 12/31/2009	3.63	(0.03)	2.09	2.06	—	—
Year Ended 12/31/2008	8.24	—	(3.59)	(3.59)	—	(1.02)
Year Ended 12/31/2007	7.67	(0.01)	0.85	0.84	—	(0.27)
Year Ended 12/31/2006	7.53	(0.02)	0.26	0.24	—	(0.10)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

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Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.26)	$12.22	17.53%	$587.1	0.34%	0.95%	0.39%	0.90%	68%
(0.41)	10.66	30.62%	497.6	0.23%	1.29%	0.26%	1.27%	22%
(0.49)	8.51	(37.23)%	354.3	0.20%	2.45%	0.20%	2.45%	30%
(0.14)	14.09	9.33%	496.4	0.15%	1.17%	0.20%	1.12%	16%
—	13.01	13.77%	333.6	0.04%	0.88%	0.20%	0.72%	8%

(0.42)	11.89	15.43%	2,505.6	0.28%	1.83%	0.28%	1.83%	39%
(0.46)	10.72	29.80%	1,983.0	0.20%	2.41%	0.20%	2.41%	17%
(0.46)	8.64	(33.40)%	1,354.6	0.17%	3.36%	0.17%	3.36%	27%
(0.16)	13.48	7.74%	1,780.8	0.13%	1.86%	0.17%	1.82%	18%
—	12.66	13.15%	1,063.8	0.05%	1.58%	0.18%	1.44%	14%

(0.46)	11.79	13.68%	3,569.4	0.26%	2.51%	0.26%	2.51%	30%
(0.47)	10.82	26.89%	2,658.5	0.19%	3.16%	0.19%	3.16%	16%
(0.44)	8.92	(27.74)%	1,811.6	0.17%	3.91%	0.17%	3.91%	22%
(0.22)	12.82	6.75%	2,168.9	0.14%	2.68%	0.17%	2.65%	18%
—	12.22	11.52%	1,274.0	0.08%	2.29%	0.18%	2.19%	19%

(0.45)	11.66	11.41%	1,591.3	0.28%	2.81%	0.28%	2.81%	30%
(0.42)	10.91	22.53%	1,075.4	0.22%	3.41%	0.22%	3.41%	16%
(0.38)	9.27	(20.61)%	714.8	0.18%	4.09%	0.18%	4.09%	21%
(0.27)	12.08	5.59%	756.9	0.17%	3.36%	0.19%	3.34%	13%
—	11.69	9.53%	434.9	0.15%	2.94%	0.20%	2.89%	19%

—	7.11	25.00%	36.3	1.15%	(0.57)%	1.15%	(0.57)%	54%
—	5.69	56.58%	30.9	1.22%	(0.67)%	1.23%	(0.68)%	181%
(1.02)	3.63	(48.32)%	24.3	0.89%	(0.01)%	0.91%	(0.03)%	269%
(0.27)	8.24	11.08%	56.6	0.86%	(0.14)%	0.87%	(0.15)%	147%
(0.10)	7.67	3.26%	53.4	0.88%	(0.23)%	0.89%	(0.24)%	133%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

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Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
PARTNER HEALTHCARE PORTFOLIO
Year Ended 12/31/2010	$11.08	$(0.02)	$1.22	$1.20	$(0.02)	$(0.18)	$—
Year Ended 12/31/2009	8.94	0.02	2.12	2.14	—	—	—
Year Ended 12/31/2008(c)	10.00	—	(1.05)	(1.05)	(0.01)	—	—

PARTNER NATURAL RESOURCES PORTFOLIO
Year Ended 12/31/2010	8.23	—	1.34	1.34	(0.01)	—	—
Year Ended 12/31/2009	5.72	0.01	2.50	2.51	—	—	—
Year Ended 12/31/2008(c)	10.00	0.01	(4.28)	(4.27)	(0.01)	—	—

PARTNER EMERGING MARKETS PORTFOLIO
Year Ended 12/31/2010	9.72	0.06	2.60	2.66	—	—	—
Year Ended 12/31/2009	5.59	0.04	4.13	4.17	(0.04)	—	—
Year Ended 12/31/2008(c)	10.00	0.06	(4.42)	(4.36)	(0.05)	—	—

REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2010	11.67	0.22	2.99	3.21	(0.39)	—	—
Year Ended 12/31/2009	9.34	0.29	2.44	2.73	(0.29)	—	(0.11)
Year Ended 12/31/2008	17.74	0.41	(6.35)	(5.94)	(0.74)	(1.46)	(0.26)
Year Ended 12/31/2007	22.93	0.32	(3.84)	(3.52)	(0.30)	(1.37)	—
Year Ended 12/31/2006	18.16	0.29	5.65	5.94	(0.29)	(0.88)	—

PARTNER UTILITIES PORTFOLIO
Year Ended 12/31/2010	7.76	0.18	0.33	0.51	(0.17)	—	—
Year Ended 12/31/2009	6.93	0.18	0.65	0.83	—	—	—
Year Ended 12/31/2008(c)	10.00	0.12	(3.08)	(2.96)	(0.11)	—	—

PARTNER SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2010	10.03	(0.07)	2.96	2.89	—	—	—
Year Ended 12/31/2009	7.45	(0.03)	2.62	2.59	(0.01)	—	—
Year Ended 12/31/2008	13.94	0.01	(5.77)	(5.76)	—	(0.73)	—
Year Ended 12/31/2007	13.58	(0.04)	1.21	1.17	—	(0.81)	—
Year Ended 12/31/2006	12.11	(0.05)	1.57	1.52	—	(0.05)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

196

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		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.20)	$12.08	11.13%	$17.9	1.39%	(0.15)%	1.71%	(0.47)%	45%
—	11.08	23.83%	13.3	1.39%	0.19%	2.10%	(0.52)%	80%
(0.01)	8.94	(10.48)%	7.1	1.39%	(0.09)%	2.12%	(0.83)%	40%

(0.01)	9.56	16.33%	28.7	1.20%	(0.06)%	1.28%	(0.15)%	2%
—	8.23	43.72%	21.1	1.19%	0.15%	1.70%	(0.36)%	2%
(0.01)	5.72	(42.68)%	6.6	1.19%	0.23%	1.87%	(0.45)%	1%

—	12.38	27.33%	40.9	1.50%	0.74%	1.88%	0.36%	4%
(0.04)	9.72	74.70%	17.4	1.50%	0.78%	2.91%	(0.63)%	13%
(0.05)	5.59	(43.58)%	5.3	1.50%	1.18%	2.68%	0.00%	25%

(0.39)	14.49	27.56%	329.5	0.87%	1.62%	0.87%	1.62%	15%
(0.40)	11.67	29.08%	265.4	0.89%	3.34%	0.90%	3.33%	18%
(2.46)	9.34	(37.24)%	197.4	0.85%	2.74%	0.86%	2.73%	45%
(1.67)	17.74	(16.80)%	326.4	0.86%	1.60%	0.86%	1.60%	71%
(1.17)	22.93	34.18%	367.9	0.84%	1.41%	0.86%	1.40%	69%

(0.17)	8.10	6.69%	7.9	0.91%	2.80%	2.48%	1.23%	22%
—	7.76	12.00%	6.4	0.90%	2.93%	3.10%	0.73%	22%
(0.11)	6.93	(29.57)%	4.4	0.90%	2.55%	2.31%	1.14%	22%

—	12.92	28.86%	208.5	1.01%	(0.62)%	1.11%	(0.72)%	100%
(0.01)	10.03	34.75%	160.5	1.02%	(0.39)%	1.14%	(0.51)%	118%
(0.73)	7.45	(43.23)%	112.5	0.98%	0.08%	1.09%	(0.04)%	199%
(0.81)	13.94	8.52%	167.6	0.99%	(0.32)%	1.10%	(0.42)%	98%
(0.05)	13.58	12.59%	107.4	0.99%	(0.42)%	1.12%	(0.55)%	113%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

197

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SMALL CAP VALUE PORTFOLIO
Year Ended 12/31/2010	$15.58	$0.13	$3.52	$3.65	$(0.17)	$—
Year Ended 12/31/2009	12.07	0.11	3.52	3.63	(0.11)	(0.01)
Year Ended 12/31/2008	18.44	0.13	(4.85)	(4.72)	(0.20)	(1.45)
Year Ended 12/31/2007	19.57	0.11	(0.21)	(0.10)	(0.07)	(0.96)
Year Ended 12/31/2006	16.82	0.08	3.45	3.53	(0.04)	(0.74)

SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2010	10.13	(0.01)	2.54	2.53	—	—
Year Ended 12/31/2009	8.49	0.07	1.65	1.72	(0.08)	—
Year Ended 12/31/2008	15.48	0.06	(5.34)	(5.28)	(0.13)	(1.58)
Year Ended 12/31/2007	15.43	0.10	0.88	0.98	(0.05)	(0.88)
Year Ended 12/31/2006	14.62	0.05	1.78	1.83	(0.02)	(1.00)

SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2010	10.57	0.11	2.60	2.71	(0.09)	—
Year Ended 12/31/2009	10.54	0.11	2.03	2.14	(0.22)	(1.89)
Year Ended 12/31/2008	19.21	0.22	(5.15)	(4.93)	(0.20)	(3.54)
Year Ended 12/31/2007	21.55	0.24	(0.11)	0.13	(0.14)	(2.33)
Year Ended 12/31/2006	19.41	0.17	2.64	2.81	(0.14)	(0.53)

MID CAP GROWTH PORTFOLIO II
Year Ended 12/31/2010	8.43	0.01	2.32	2.33	—	(0.81)
Year Ended 12/31/2009	5.65	—	2.78	2.78	—	—
Year Ended 12/31/2008	11.42	0.01	(4.37)	(4.36)	(0.03)	(1.38)
Year Ended 12/31/2007	11.37	0.03	2.13	2.16	(0.06)	(2.05)
Year Ended 12/31/2006	10.60	0.06	0.85	0.91	(0.02)	(0.12)

MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2010	14.42	0.06	4.12	4.18	(0.04)	—
Year Ended 12/31/2009	9.55	0.04	4.83	4.87	—	—
Year Ended 12/31/2008	20.18	0.10	(7.19)	(7.09)	(0.18)	(3.36)
Year Ended 12/31/2007	17.59	0.08	3.38	3.46	(0.08)	(0.79)
Year Ended 12/31/2006	16.21	0.08	1.32	1.40	(0.02)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

198

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		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.17)	$19.06	23.46%	$266.9	0.88%	0.75%	0.88%	0.75%	19%
(0.12)	15.58	30.24%	226.3	0.89%	0.86%	0.90%	0.85%	19%
(1.65)	12.07	(27.05)%	167.9	0.86%	1.08%	0.87%	1.07%	31%
(1.03)	18.44	(1.03)%	185.6	0.86%	0.68%	0.87%	0.66%	29%
(0.78)	19.57	21.50%	163.6	0.86%	0.52%	0.88%	0.51%	25%

—	12.66	25.09%	303.2	0.77%	(0.11)%	0.77%	(0.11)%	208%
(0.08)	10.13	20.38%	258.5	0.78%	0.65%	0.78%	0.65%	254%
(1.71)	8.49	(37.52)%	288.1	0.73%	0.66%	0.75%	0.64%	286%
(0.93)	15.48	6.14%	399.9	0.72%	0.66%	0.74%	0.65%	126%
(1.02)	15.43	12.79%	406.7	0.73%	0.33%	0.74%	0.32%	94%

(0.09)	13.19	25.88%	220.1	0.46%	0.86%	0.46%	0.86%	11%
(2.11)	10.57	25.29%	203.9	0.47%	0.94%	0.48%	0.94%	13%
(3.74)	10.54	(31.07)%	192.2	0.42%	1.28%	0.42%	1.28%	31%
(2.47)	19.21	(0.50)%	357.9	0.39%	1.00%	0.39%	0.99%	16%
(0.67)	21.55	14.72%	439.8	0.39%	0.71%	0.39%	0.71%	14%

(0.81)	9.95	28.03%	160.2	0.72%	0.12%	1.02%	(0.18)%	55%
—	8.43	49.31%	125.8	0.68%	(0.05)%	1.05%	(0.42)%	73%
(1.41)	5.65	(42.71)%	80.8	0.56%	0.30%	1.07%	(0.22)%	104%
(2.11)	11.42	19.80%	32.4	0.59%	0.18%	1.11%	(0.33)%	81%
(0.14)	11.37	8.60%	31.7	0.39%	0.44%	1.11%	(0.28)%	147%

(0.04)	18.56	29.11%	419.9	0.46%	0.34%	0.46%	0.34%	48%
—	14.42	50.94%	365.2	0.48%	0.30%	0.48%	0.29%	61%
(3.54)	9.55	(41.13)%	275.1	0.44%	0.54%	0.45%	0.52%	82%
(0.87)	20.18	19.92%	669.8	0.44%	0.35%	0.45%	0.34%	80%
(0.02)	17.59	8.63%	654.9	0.45%	0.40%	0.45%	0.40%	149%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

199

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER MID CAP VALUE PORTFOLIO
Year Ended 12/31/2010	$10.82	$0.08	$2.58	$2.66	$(0.10)	$—
Year Ended 12/31/2009	8.25	0.12	2.54	2.66	(0.09)	—
Year Ended 12/31/2008	13.41	0.08	(4.61)	(4.53)	(0.18)	(0.45)
Year Ended 12/31/2007	13.06	0.14	0.28	0.42	—	(0.07)
Year Ended 12/31/2006	11.48	0.10	1.70	1.80	(0.10)	(0.12)

MID CAP STOCK PORTFOLIO
Year Ended 12/31/2010	9.80	0.05	2.45	2.50	(0.05)	—
Year Ended 12/31/2009	7.08	0.05	2.72	2.77	(0.05)	—
Year Ended 12/31/2008	13.15	0.04	(5.08)	(5.04)	(0.12)	(0.91)
Year Ended 12/31/2007	13.41	0.08	0.76	0.84	(0.12)	(0.98)
Year Ended 12/31/2006	12.82	0.13	1.51	1.64	(0.05)	(1.00)

MID CAP INDEX PORTFOLIO
Year Ended 12/31/2010	10.37	0.11	2.55	2.66	(0.12)	—
Year Ended 12/31/2009	8.31	0.12	2.72	2.84	(0.18)	(0.60)
Year Ended 12/31/2008	15.20	0.19	(5.02)	(4.83)	(0.19)	(1.87)
Year Ended 12/31/2007	15.05	0.20	1.00	1.20	(0.15)	(0.90)
Year Ended 12/31/2006	14.43	0.18	1.20	1.38	(0.14)	(0.62)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Year Ended 12/31/2010	7.84	0.11	0.93	1.04	(0.11)	—
Year Ended 12/31/2009	6.03	0.10	1.81	1.91	(0.10)	—
Year Ended 12/31/2008(c)	10.00	0.07	(3.98)	(3.91)	(0.06)	—

PARTNER INTERNATIONAL STOCK PORTFOLIO
Year Ended 12/31/2010	9.99	0.20	0.68	0.88	(0.20)	—
Year Ended 12/31/2009	8.18	0.20	1.82	2.02	(0.21)	—
Year Ended 12/31/2008	17.26	0.33	(6.56)	(6.23)	(0.68)	(2.17)
Year Ended 12/31/2007	16.32	0.36	1.37	1.73	(0.24)	(0.55)
Year Ended 12/31/2006	13.63	0.23	2.67	2.90	(0.21)	—

PARTNER SOCIALLY RESPONSIBLE STOCK PORTFOLIO
Year Ended 12/31/2010	8.76	—	1.60	1.60	(0.01)	—
Year Ended 12/31/2009	6.48	0.03	2.29	2.32	(0.04)	—
Year Ended 12/31/2008(c)	10.00	0.02	(3.52)	(3.50)	(0.02)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

200

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		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.10)	$13.38	24.73%	$232.2	0.85%	0.72%	0.85%	0.72%	91%
(0.09)	10.82	32.33%	183.7	0.87%	1.42%	0.88%	1.41%	114%
(0.63)	8.25	(35.05)%	123.3	0.83%	1.41%	0.85%	1.39%	97%
(0.07)	13.41	3.16%	95.0	0.89%	1.24%	0.90%	1.23%	85%
(0.22)	13.06	15.72%	54.9	0.96%	1.07%	0.98%	1.05%	57%

(0.05)	12.25	25.60%	511.5	0.73%	0.45%	0.73%	0.45%	78%
(0.05)	9.80	39.10%	443.5	0.73%	0.55%	0.74%	0.54%	53%
(1.03)	7.08	(40.75)%	379.9	0.72%	0.81%	0.73%	0.80%	234%
(1.10)	13.15	5.70%	387.9	0.72%	0.70%	0.74%	0.69%	215%
(1.05)	13.41	13.41%	363.8	0.73%	1.26%	0.75%	1.24%	184%

(0.12)	12.91	25.91%	94.2	0.54%	0.81%	0.54%	0.81%	13%
(0.78)	10.37	36.69%	86.9	0.56%	1.19%	0.57%	1.19%	18%
(2.06)	8.31	(36.29)%	75.1	0.46%	1.33%	0.46%	1.32%	24%
(1.05)	15.20	7.63%	146.2	0.43%	1.16%	0.43%	1.15%	20%
(0.76)	15.05	9.81%	159.8	0.43%	1.10%	0.43%	1.10%	11%

(0.11)	8.77	13.43%	522.6	1.00%	1.73%	1.05%	1.68%	84%
(0.10)	7.84	31.67%	254.9	1.00%	2.01%	1.20%	1.81%	80%
(0.06)	6.03	(39.09)%	105.9	1.00%	2.17%	1.25%	1.92%	49%

(0.20)	10.67	8.78%	889.3	0.83%	1.97%	0.91%	1.89%	100%
(0.21)	9.99	24.79%	882.9	0.85%	2.29%	0.91%	2.23%	76%
(2.85)	8.18	(41.10)%	778.1	0.81%	2.54%	0.89%	2.46%	70%
(0.79)	17.26	10.57%	1,443.8	0.81%	2.11%	0.88%	2.04%	113%
(0.21)	16.32	21.50%	1,341.8	0.89%	1.51%	0.89%	1.51%	50%

(0.01)	10.35	18.31%	4.4	0.98%	0.05%	3.63%	(2.60)%	41%
(0.04)	8.76	35.65%	4.1	0.98%	0.41%	4.06%	(2.67)%	41%
(0.02)	6.48	(34.98)%	3.2	0.98%	0.30%	2.19%	(0.92)%	32%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

201

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER ALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2010	$8.03	$(0.01)	$2.05	$2.04	$—	$—
Year Ended 12/31/2009	5.34	(0.01)	2.70	2.69	—	—
Year Ended 12/31/2008(c)	10.00	(0.01)	(4.65)	(4.66)	—	—

PARTNER ALL CAP VALUE PORTFOLIO
Year Ended 12/31/2010	7.65	0.03	1.41	1.44	—	—
Year Ended 12/31/2009	5.47	0.06	2.20	2.26	(0.08)	—
Year Ended 12/31/2008(c)	10.00	0.08	(4.51)	(4.43)	(0.10)	—

PARTNER ALL CAP PORTFOLIO
Year Ended 12/31/2010	7.73	0.04	1.22	1.26	(0.06)	—
Year Ended 12/31/2009	6.10	0.06	1.66	1.72	(0.09)	—
Year Ended 12/31/2008	13.00	0.09	(5.05)	(4.96)	(0.08)	(1.86)
Year Ended 12/31/2007	12.03	0.07	2.28	2.35	(0.06)	(1.32)
Year Ended 12/31/2006	10.47	0.06	1.55	1.61	(0.05)	—

LARGE CAP GROWTH PORTFOLIO II
Year Ended 12/31/2010	7.32	0.02	0.55	0.57	(0.02)	(0.93)
Year Ended 12/31/2009	5.85	0.05	2.26	2.31	(0.04)	(0.80)
Year Ended 12/31/2008	11.96	0.02	(4.49)	(4.47)	(0.06)	(1.58)
Year Ended 12/31/2007	11.00	0.06	1.71	1.77	(0.08)	(0.73)
Year Ended 12/31/2006	10.37	0.07	0.63	0.70	(0.06)	(0.01)

LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2010	15.40	0.09	1.58	1.67	(0.09)	—
Year Ended 12/31/2009	10.96	0.11	4.43	4.54	(0.10)	—
Year Ended 12/31/2008	19.23	0.18	(8.26)	(8.08)	(0.19)	—
Year Ended 12/31/2007	16.64	0.12	2.67	2.79	(0.20)	—
Year Ended 12/31/2006	15.67	0.09	0.96	1.05	(0.08)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

202

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		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$10.07	25.33%	$11.8	1.00%	(0.17)%	2.26%	(1.42)%	77%
—	8.03	50.32%	8.1	1.00%	(0.15)%	3.79%	(2.94)%	46%
—	5.34	(46.57)%	2.4	1.00%	(0.14)%	2.64%	(1.79)%	62%

—	9.09	18.86%	7.4	0.99%	0.39%	2.77%	(1.39)%	146%
(0.08)	7.65	41.20%	5.5	0.98%	1.26%	4.67%	(2.43)%	143%
(0.10)	5.47	(44.21)%	2.5	0.98%	1.43%	2.80%	(0.40)%	168%

(0.06)	8.93	16.34%	62.4	1.02%	0.47%	1.22%	0.27%	180%
(0.09)	7.73	28.48%	62.6	1.04%	0.76%	1.24%	0.56%	231%
(1.94)	6.10	(42.91)%	56.2	0.86%	0.84%	1.07%	0.64%	260%
(1.38)	13.00	20.37%	117.6	0.84%	0.61%	1.05%	0.41%	169%
(0.05)	12.03	15.47%	96.5	0.85%	0.51%	1.05%	0.31%	162%

(0.95)	6.94	8.35%	385.1	0.62%	0.32%	0.87%	0.07%	231%
(0.84)	7.32	39.78%	357.4	0.57%	0.67%	0.87%	0.37%	235%
(1.64)	5.85	(41.92)%	309.0	0.62%	0.90%	1.03%	0.49%	149%
(0.81)	11.96	16.47%	34.0	0.65%	0.39%	1.06%	(0.01)%	156%
(0.07)	11.00	6.78%	35.9	0.40%	0.57%	1.03%	(0.07)%	132%

(0.09)	16.98	10.90%	983.3	0.45%	0.56%	0.45%	0.56%	231%
(0.10)	15.40	41.40%	1,025.3	0.45%	0.79%	0.45%	0.79%	216%
(0.19)	10.96	(42.00)%	844.5	0.44%	0.74%	0.45%	0.73%	177%
(0.20)	19.23	16.75%	2,553.5	0.44%	0.63%	0.45%	0.63%	163%
(0.08)	16.64	6.72%	2,331.7	0.45%	0.54%	0.45%	0.53%	141%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

203

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER GROWTH STOCK PORTFOLIO
Year Ended 12/31/2010	$9.93	$(0.02)	$1.67	$1.65	$—	$—
Year Ended 12/31/2009	6.96	—	3.00	3.00	(0.03)	—
Year Ended 12/31/2008	13.55	0.05	(5.29)	(5.24)	(0.09)	(1.26)
Year Ended 12/31/2007	13.08	0.08	1.14	1.22	(0.07)	(0.68)
Year Ended 12/31/2006	11.86	0.07	1.45	1.52	(0.02)	(0.28)

LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2010	9.65	0.14	1.08	1.22	(0.14)	—
Year Ended 12/31/2009	8.10	0.16	1.55	1.71	(0.16)	—
Year Ended 12/31/2008	13.41	0.23	(4.66)	(4.43)	(0.43)	(0.45)
Year Ended 12/31/2007	13.50	0.19	0.48	0.67	(0.17)	(0.59)
Year Ended 12/31/2006	11.78	0.18	1.97	2.15	(0.14)	(0.29)

LARGE CAP STOCK PORTFOLIO
Year Ended 12/31/2010	7.72	0.06	0.78	0.84	(0.06)	—
Year Ended 12/31/2009	6.11	0.07	1.61	1.68	(0.07)	—
Year Ended 12/31/2008	11.04	0.15	(4.05)	(3.90)	(0.28)	(0.75)
Year Ended 12/31/2007	10.54	0.12	0.68	0.80	(0.12)	(0.18)
Year Ended 12/31/2006	9.62	0.13	0.99	1.12	(0.07)	(0.13)

LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2010	15.76	0.30	1.95	2.25	(0.30)	—
Year Ended 12/31/2009	13.72	0.33	2.98	3.31	(0.45)	(0.82)
Year Ended 12/31/2008	25.18	0.47	(8.99)	(8.52)	(0.50)	(2.44)
Year Ended 12/31/2007	25.32	0.49	0.87	1.36	(0.44)	(1.06)
Year Ended 12/31/2006	22.31	0.43	2.94	3.37	(0.36)	—

EQUITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2010	7.91	0.15	1.13	1.28	(0.13)	—
Year Ended 12/31/2009	6.89	0.14	1.01	1.15	(0.13)	—
Year Ended 12/31/2008(c)	10.00	0.15	(3.11)	(2.96)	(0.15)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

204

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$11.58	16.62%	$61.4	0.95%	(0.19)%	1.05%	(0.29)%	36%
(0.03)	9.93	43.17%	61.3	0.98%	0.01%	1.08%	(0.09)%	53%
(1.35)	6.96	(42.13)%	52.1	0.82%	0.34%	0.92%	0.23%	44%
(0.75)	13.55	9.28%	118.1	0.80%	0.59%	0.91%	0.48%	55%
(0.30)	13.08	13.17%	116.7	0.79%	0.55%	0.90%	0.44%	39%

(0.14)	10.73	12.61%	811.3	0.65%	1.39%	0.65%	1.39%	109%
(0.16)	9.65	21.11%	733.0	0.65%	1.77%	0.65%	1.77%	110%
(0.88)	8.10	(34.33)%	664.1	0.64%	2.16%	0.65%	2.16%	53%
(0.76)	13.41	4.70%	1,004.9	0.64%	1.68%	0.65%	1.67%	37%
(0.43)	13.50	18.72%	771.7	0.64%	1.65%	0.65%	1.64%	43%

(0.06)	8.50	10.82%	628.3	0.69%	0.74%	0.69%	0.74%	181%
(0.07)	7.72	27.59%	617.3	0.70%	1.03%	0.71%	1.03%	169%
(1.03)	6.11	(37.68)%	497.4	0.66%	1.42%	0.67%	1.41%	100%
(0.30)	11.04	7.57%	1,060.1	0.65%	1.31%	0.66%	1.30%	114%
(0.20)	10.54	11.95%	829.3	0.67%	1.45%	0.68%	1.44%	77%

(0.30)	17.71	14.63%	331.5	0.42%	1.64%	0.42%	1.64%	6%
(1.27)	15.76	26.20%	338.2	0.43%	2.00%	0.43%	2.00%	7%
(2.94)	13.72	(37.12)%	319.7	0.38%	2.01%	0.39%	2.00%	8%
(1.50)	25.18	5.17%	633.5	0.36%	1.64%	0.36%	1.64%	5%
(0.36)	25.32	15.36%	727.3	0.36%	1.59%	0.36%	1.59%	7%

(0.13)	9.06	16.23%	76.3	0.85%	2.06%	0.89%	2.02%	362%
(0.13)	7.91	16.68%	55.0	0.85%	2.24%	0.99%	2.10%	416%
(0.15)	6.89	(29.58)%	41.4	0.80%	2.74%	0.84%	2.71%	74%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

205

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
BALANCED PORTFOLIO
Year Ended 12/31/2010	$13.44	$0.34	$1.39	$1.73	$(0.36)	$(0.09)
Year Ended 12/31/2009	11.75	0.38	2.06	2.44	(0.55)	(0.20)
Year Ended 12/31/2008	17.16	0.56	(4.82)	(4.26)	(0.58)	(0.57)
Year Ended 12/31/2007	16.77	0.57	0.35	0.92	(0.53)	—
Year Ended 12/31/2006	15.48	0.50	1.22	1.72	(0.43)	—

HIGH YIELD PORTFOLIO
Year Ended 12/31/2010	4.56	0.38	0.25	0.63	(0.38)	—
Year Ended 12/31/2009	3.48	0.38	1.07	1.45	(0.37)	—
Year Ended 12/31/2008	4.84	0.37	(1.34)	(0.97)	(0.39)	—
Year Ended 12/31/2007	5.11	0.40	(0.26)	0.14	(0.41)	—
Year Ended 12/31/2006	5.01	0.40	0.10	0.50	(0.40)	—

DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2010	6.14	0.38	0.55	0.93	(0.32)	—
Year Ended 12/31/2009	5.01	0.43	1.15	1.58	(0.45)	—
Year Ended 12/31/2008	6.98	0.46	(2.00)	(1.54)	(0.43)	—
Year Ended 12/31/2007	7.19	0.34	(0.41)	(0.07)	(0.14)	—
Year Ended 12/31/2006	6.54	0.42	0.48	0.90	(0.25)	—

PARTNER SOCIALLY RESPONSIBLE BOND PORTFOLIO
Year Ended 12/31/2010	10.16	0.33	0.48	0.81	(0.33)	(0.33)
Year Ended 12/31/2009	10.02	0.43	0.62	1.05	(0.36)	(0.55)
Year Ended 12/31/2008(c)	10.00	0.26	0.01	0.27	(0.25)	—

INCOME PORTFOLIO
Year Ended 12/31/2010	9.39	0.49	0.57	1.06	(0.49)	—
Year Ended 12/31/2009	8.20	0.50	1.19	1.69	(0.50)	—
Year Ended 12/31/2008	9.74	0.51	(1.53)	(1.02)	(0.52)	—
Year Ended 12/31/2007	9.90	0.53	(0.17)	0.36	(0.52)	—
Year Ended 12/31/2006	9.95	0.51	0.01	0.52	(0.51)	(0.06)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

206

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.45)	$14.72	13.30%	$270.6	0.44%	2.13%	0.44%	2.13%	136%
(0.75)	13.44	21.76%	281.2	0.44%	2.55%	0.44%	2.54%	115%
(1.15)	11.75	(26.06)%	280.0	0.39%	3.00%	0.41%	2.98%	133%
(0.53)	17.16	5.46%	488.4	0.38%	2.78%	0.39%	2.77%	121%
(0.43)	16.77	11.41%	566.1	0.38%	2.72%	0.39%	2.72%	127%

(0.38)	4.81	14.58%	783.0	0.45%	8.20%	0.45%	8.20%	82%
(0.37)	4.56	43.49%	756.0	0.45%	9.28%	0.46%	9.28%	61%
(0.39)	3.48	(21.19)%	597.2	0.43%	8.63%	0.45%	8.61%	50%
(0.41)	4.84	2.71%	774.6	0.45%	8.00%	0.45%	8.00%	69%
(0.40)	5.11	10.31%	847.0	0.45%	8.00%	0.45%	7.99%	66%

(0.32)	6.75	15.85%	106.0	0.57%	6.28%	0.57%	6.28%	116%
(0.45)	6.14	33.06%	87.2	0.61%	7.08%	0.63%	7.07%	88%
(0.43)	5.01	(23.30)%	75.0	0.51%	5.61%	0.52%	5.59%	115%
(0.14)	6.98	(0.99)%	131.3	0.48%	5.30%	0.50%	5.28%	168%
(0.25)	7.19	14.19%	108.1	0.51%	6.62%	0.52%	6.60%	170%

(0.66)	10.31	8.05%	8.8	0.69%	3.09%	2.40%	1.39%	146%
(0.91)	10.16	10.98%	6.2	0.68%	4.17%	2.51%	2.33%	148%
(0.25)	10.02	2.68%	6.8	0.68%	3.89%	1.66%	2.91%	60%

(0.49)	9.96	11.55%	1,322.2	0.44%	5.06%	0.44%	5.05%	146%
(0.50)	9.39	21.29%	1,278.2	0.44%	5.72%	0.45%	5.71%	160%
(0.52)	8.20	(10.85)%	1,097.1	0.44%	5.61%	0.45%	5.60%	160%
(0.52)	9.74	3.77%	1,418.3	0.44%	5.43%	0.45%	5.43%	228%
(0.57)	9.90	5.42%	1,081.8	0.45%	5.22%	0.45%	5.22%	303%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

207

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
BOND INDEX PORTFOLIO
Year Ended 12/31/2010	$10.13	$0.33	$0.60	$0.93	$(0.33)	$—
Year Ended 12/31/2009	9.72	0.37	0.43	0.80	(0.39)	—
Year Ended 12/31/2008	10.29	0.48	(0.56)	(0.08)	(0.49)	—
Year Ended 12/31/2007	10.22	0.50	0.07	0.57	(0.50)	—
Year Ended 12/31/2006	10.30	0.48	(0.08)	0.40	(0.48)	—

LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2010	9.62	0.32	0.18	0.50	(0.32)	—
Year Ended 12/31/2009	8.79	0.39	0.82	1.21	(0.38)	—
Year Ended 12/31/2008	9.84	0.42	(1.04)	(0.62)	(0.43)	—
Year Ended 12/31/2007	9.92	0.47	(0.08)	0.39	(0.47)	—
Year Ended 12/31/2006	9.92	0.44	—	0.44	(0.44)	—

MORTGAGE SECURITIES PORTFOLIO
Year Ended 12/31/2010	9.62	0.35	0.80	1.15	(0.35)	(0.10)
Year Ended 12/31/2009	8.82	0.43	0.69	1.12	(0.32)	—
Year Ended 12/31/2008	9.71	0.44	(0.91)	(0.47)	(0.42)	—
Year Ended 12/31/2007	9.71	0.49	(0.01)	0.48	(0.48)	—
Year Ended 12/31/2006	9.75	0.48	(0.04)	0.44	(0.48)	—

MONEY MARKET PORTFOLIO
Year Ended 12/31/2010	1.00	—	—	—	—	—
Year Ended 12/31/2009	1.00	—	—	—	—	—
Year Ended 12/31/2008	1.00	0.03	—	0.03	(0.03)	—
Year Ended 12/31/2007	1.00	0.05	—	0.05	(0.05)	—
Year Ended 12/31/2006	1.00	0.05	—	0.05	(0.05)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

208

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.33)	$10.73	9.24%	$161.4	0.46%	3.12%	0.46%	3.12%	387%
(0.39)	10.13	8.47%	156.5	0.46%	3.78%	0.47%	3.77%	388%
(0.49)	9.72	(0.82)%	174.6	0.39%	4.83%	0.43%	4.79%	346%
(0.50)	10.29	5.66%	215.2	0.40%	4.86%	0.43%	4.84%	331%
(0.48)	10.22	4.04%	237.8	0.41%	4.70%	0.42%	4.69%	352%

(0.32)	9.80	5.25%	1,318.7	0.43%	3.27%	0.44%	3.27%	102%
(0.38)	9.62	14.04%	1,105.6	0.44%	4.23%	0.45%	4.23%	145%
(0.43)	8.79	(6.46)%	925.9	0.44%	4.44%	0.45%	4.43%	121%
(0.47)	9.84	3.98%	973.8	0.44%	4.82%	0.45%	4.81%	128%
(0.44)	9.92	4.57%	665.6	0.44%	4.49%	0.45%	4.48%	137%

(0.45)	10.32	12.09%	33.5	0.89%	3.43%	0.89%	3.43%	676%
(0.32)	9.62	13.02%	31.6	0.92%	4.67%	0.92%	4.67%	643%
(0.42)	8.82	(4.96)%	35.2	0.67%	4.67%	0.67%	4.67%	721%
(0.48)	9.71	5.09%	49.8	0.65%	5.05%	0.65%	5.05%	731%
(0.48)	9.71	4.71%	57.8	0.62%	5.01%	0.62%	5.01%	740%

—	1.00	—	171.8	0.31%	(0.01)%	0.50%	(0.19)%	N/A
—	1.00	0.43%	246.0	0.39%	0.47%	0.49%	0.37%	N/A
(0.03)	1.00	2.95%	683.4	0.36%	2.93%	0.46%	2.83%	N/A
(0.05)	1.00	5.14%	741.6	0.35%	5.03%	0.45%	4.93%	N/A
(0.05)	1.00	4.85%	590.6	0.35%	4.80%	0.45%	4.70%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

209

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund and its Portfolios. Additional information about the Portfolios’ investments is available in the annual and semiannual reports of the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports or the semiannual reports, or you may make additional requests or inquiries by calling 1-800-847-4836. The Statement of Additional Information, the annual report and the semiannual report are also available, free of charge, at www.thrivent.com. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-551-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov), and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

210

STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2011

For

THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

800-THRIVENT (847-4836)

Thrivent Aggressive Allocation Portfolio

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Thrivent Partner Emerging Markets Portfolio

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Thrivent Partner Small Cap Value Portfolio

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Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

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Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Thrivent Series Fund, Inc. (the “Fund”) dated April 30, 2011. The Report of Independent Registered Public Accounting Firm and financial statements included in the Annual Report for the Fund, for the fiscal year ended December 31, 2010, is a separate report furnished with this Statement of Additional Information and is incorporated herein by reference. To receive a copy of the Prospectus or the Annual Report for the Fund, write to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

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HISTORY OF THE FUND	SAI-3

INVESTMENT POLICIES AND RESTRICTIONS	SAI-3

FUND MANAGEMENT	SAI-26

CONTROL PERSONS AND PURCHASES OF SECURITIES	SAI-46

INVESTMENT ADVISER, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS	SAI-47

OTHER SERVICES	SAI-87

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS	SAI-91

CAPITAL STOCK	SAI-96

NET ASSET VALUE	SAI-97

TAX STATUS	SAI-100

DISTRIBUTIONS	SAI-100

DESCRIPTION OF DEBT RATINGS	SAI-102

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	SAI-111

PROXY VOTING POLICIES	SAI-112

HISTORY OF THE FUND

The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and was organized as a Minnesota corporation on February 24, 1986. The Fund is made up of 41 separate series or “Portfolios.” Each Portfolio of the Fund, other than the Thrivent Aggressive Allocation Portfolio, the Thrivent Moderately Aggressive Allocation Portfolio, the Thrivent Moderate Allocation Portfolio, the Thrivent Moderately Conservative Allocation Portfolio (collectively, the “Thrivent Asset Allocation Portfolios”), the Thrivent Partner Healthcare Portfolio, the Thrivent Partner Natural Resources Portfolio and the Thrivent Partner Socially Responsible Bond Portfolio, is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various Portfolios may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies, except as otherwise noted.

Thrivent Asset Allocation Portfolios

Each of the Thrivent Asset Allocation Portfolios is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other series of the Fund. Each of the Thrivent Asset Allocation Portfolios may also invest in (i) Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), (ii) unaffiliated mutual funds or other unaffiliated investment companies, to the extent permitted under Section 12(d)(1) of the 1940 Act, and (iii) other investments, as permitted by Rule 12d1-2 under the 1940 Act or by exemptive order.

None of the Thrivent Asset Allocation Portfolios is “diversified” within the meaning of the 1940 Act because each intends to invest primarily in shares of other series of the Fund. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

Other Securities

The Thrivent Partner Technology Portfolio, Thrivent Partner Healthcare Portfolio, Thrivent Partner Natural Resources Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Partner Utilities Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Equity Income Plus Portfolio, Thrivent Balanced Portfolio and, to the extent set forth above, Thrivent Asset Allocation Portfolios may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent Partner Technology Portfolio, Thrivent Partner Healthcare Portfolio, Thrivent Partner Natural Resources Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio and Thrivent Equity Income Plus Portfolio will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below “Baa,” as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB,” as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings.” Securities rated below investment grade (sometimes referred to as “high yield bonds” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to economic changes.

Thrivent High Yield Portfolio, Thrivent Diversified Income Plus Portfolio, Thrivent Partner Socially Responsible Bond Portfolio, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio and Thrivent Mortgage Securities Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Bank Instruments

Each Portfolio may invest in bank instruments in pursuit of its investment objective. These instruments include, but are not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or a subadviser to be creditworthy. The Thrivent Money Market Portfolio may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.

Restricted Securities

The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (5% in the case of the Thrivent Money Market Portfolio).

Reverse Repurchase Agreements

Each Portfolio also may enter into reverse repurchase agreements, which may be viewed as borrowings made by a Portfolio. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Portfolios may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs for the Portfolios, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The Portfolios may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Senior Loans (All Portfolios Except Thrivent Money Market Portfolio)

The Portfolios may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major United States banks or the certificate of deposit rate or other base lending rates used by commercial lenders.

Senior loans may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Structured Securities

The Portfolios may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, individual securities, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

In addition, structured securities include equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes can combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Not all equity linked notes, however, provide principal protection. Upon the maturity of the note, the holder receives, but is not guaranteed, a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of a Portfolio’s investment objective and policies.

Variable Rate Demand Notes

The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolio may demand payment of the principal for such Portfolio at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default.

The extent to which the Thrivent Money Market Portfolio can purchase these securities is subject to Rule 2a-7 under the 1940 Act. The Money Market Portfolio’s purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a designated NRSRO; or (2) that have been issued by an issuer that has received a rating from a designated NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. The Money Market Portfolio only invests in variable rate master demand notes when it deems them to involve minimal credit risk.

Lending Securities (All Portfolios Except Thrivent Money Market Portfolio)

Consistent with applicable regulatory requirements, each of the Portfolios may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount equal to at least 102% of the market value of the loaned domestic securities and international fixed-income securities and 105% of the market value of the loaned international equity securities. In electing to engage in securities lending for a Portfolio, the Adviser will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Non-Standard Warrants (all Portfolios Except Thrivent Money Market Portfolio)

A Portfolio may use non-standard warrants, including low exercise price warrants or low exercise price options and participatory notes, to gain indirect exposure to issuers in certain countries. Non-standard warrants are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, they pay the holder the difference in price of the underlying security between the date the non-standard warrant was purchased and the date it is sold. Non-standard warrants are generally a type of equity-linked derivative that are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue non-standard warrants that are designed to replicate the performance of certain issuers and markets. The performance results of non-standard warrants will not replicate exactly the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a non-standard warrant typically does not receive voting or other rights as it would if it directly owned the underlying security, and non-standard warrants present similar risks to investing directly in the underlying security. Additionally, non-standard warrants entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the non-standard warrant may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, there is no guarantee that a liquid market will exist for a particular non-standard warrant or that the counterparty or issuer of a non-standard warrant will be willing to repurchase such instrument when the Portfolio wishes to sell it.

Put and Call Options (All Portfolios Except Thrivent Money Market Portfolio)

As described below, each Portfolio except the Thrivent Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Portfolio holds the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Portfolio will earmark cash or liquid securities as collateral. When a Portfolio sells put options, the collateral must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin. When a Portfolio sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling (“Writing”) Covered Call Options: The Portfolios may from time to time sell (“write”) covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options: The Portfolios may from time to time sell (“write”) put options. As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

When a Portfolio writes a put option on a security, the option must be covered by segregating liquid assets on the Portfolio’s books with a value equal to or greater than the strike price of the underlying security to secure the Portfolio’s obligation.

Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their investments. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: The Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by the Adviser or subadviser. Despite the Adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures.”

Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when the Adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

Closing Transactions: The Portfolios may dispose of options that they have written by entering into “closing purchase transactions.” Those Portfolios may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Portfolios Except Thrivent Money Market Portfolio)

Selling Futures Contracts: The Portfolios may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; mortgage-backed securities; corporate and municipal bonds; stocks; and indices of any of the foregoing. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called “margin” by commodities exchanges and brokers.

The payment of “margin” in these transactions is different than purchasing securities “on margin.” In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a “good faith deposit” by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay “variation margin” equal to the daily change in the value of the position held by the Portfolio.

Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Portfolio intends to purchase.

Options on Futures Contracts: The Portfolios may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Portfolio intends to purchase.

Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio’s existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio’s total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

In addition, the Thrivent Partner All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio’s total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Exemption: Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association, neither the Fund nor any of the individual Portfolios is deemed to be a “commodity pool operator” under the Commodity Exchange Act (the “CEA”), which, through the CFTC, regulates futures exchanges and trading in the U.S. The Portfolios are, therefore, not subject to registration or regulation as such under the CEA.

Swap Transactions (All Portfolios Except Thrivent Money Market Portfolio)

The Portfolios may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A swap transaction involves swapping one or more investment characteristics of a security or a basket of securities with another party. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. There may be times, however, when a Portfolio buys a credit default swap, without owning the underlying reference entity or entities, as a potential means of generating income. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Portfolios with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Portfolios with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The risks of entering into certain swap transactions (e.g., credit default swaps) may be mitigated by the introduction of central counterparties. A central counterparty could allow participants (i.e., the Portfolio and the other party to the swap transaction) to avoid certain risks associated with traditional bilateral swap arrangements as the central counterparty “novates” the bilateral arrangement by entering into separate contractual arrangements with both participants—becoming buyer to one and seller to the other. Through novation, the central counterparty assumes the counterparty risk that the participants to a bilateral swap contract traditionally assumed. The Portfolios may opt to enter into swap transactions with central counterparties as these clearing arrangements become more prevalent.

Hybrid Investments (All Portfolios Except Thrivent Money Market Portfolio)

As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) that have the characteristics of futures, options and securities.

Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor that the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Financial’s or a Portfolio’s subadviser’s accuracy in predicting future market factors, such as changes in interest rate levels and securities price movements.

A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price.

In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Securities

Foreign securities may include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may also include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest-holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. The Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Portfolio’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box (All Portfolios Except Thrivent Money Market Portfolio)

The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box.” A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss. The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

The Portfolios may invest in foreign currency exchange-related securities or engage in foreign currency transactions.

Foreign Currency Warrants. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio’s use of such contracts would include, but not be limited to, the following:

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When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

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When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio’s securities denominated in such foreign currency.

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Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.

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The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

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Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Financial and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio’s investment objective and program. However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio’s holdings of cash or liquid securities available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

The use of forward contracts involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract or the failure of that party to make required payments or otherwise comply with the terms of the contract. Accordingly, the adviser must assess the creditworthiness of the other party to determine the likelihood that the terms of the contract will be satisfied. In addition, as a general matter, forward contracts are not currently entered into or traded on exchanges and there is currently no central clearing function for these contracts; therefore, a Portfolio to a forward contract may find it difficult to exit the position.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Government Securities

Certain Portfolios may invest in foreign government securities. Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Other Investment Companies

Each Portfolio may invest, to the extent allowed under the 1940 Act, in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and exchange-traded funds, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses that would result in the Portfolio paying its proportionate share. Certain other investment companies may utilize financial leverage. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.

Exchange-Traded Funds (ETFs) (All Portfolios Except Thrivent Money Market Portfolio)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Certain ETFs may utilize financial leverage. ETFs are generally registered under the 1940 Act. Each Portfolio’s investment in ETFs will be limited by the restrictions imposed by the 1940 Act.

Exchange-Traded Notes

Certain Portfolios may invest in exchange-traded notes (“ETNs”). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees and expenses. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Portfolio’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Passive Foreign Investment Companies (All Portfolios Except Thrivent Money Market Portfolio)

Each Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments. In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Inflation-Linked Debt Securities

The Portfolios may invest in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed-income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of varying years. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though the Portfolio does not receive their principal until maturity.

Funding Agreements

The Portfolios may invest in funding agreements, which are contracts issued by insurance companies that provide investors the right to receive a rate of interest and the full return of principal at maturity. Funding agreements often include a put option that allows a fund to terminate the agreement at a specified time prior to maturity. Funding agreements generally offer a higher yield than other securities with similar credit ratings. The primary risks of a funding agreement are the credit quality of the insurance company that issues it and its general lack of liquidity.

Taxable Municipal Bonds

The Portfolios may invest in taxable municipal bonds. States, local governments and municipalities issue municipal bonds to raise money for certain purposes. Municipal bonds issued to finance activities with a broad public purpose are generally exempt from federal income tax. Taxable municipal bonds are most often used to finance private development projects but can be issued whenever the municipality exhausts its allowed limits of tax-exempt bonds. As such, the interest paid to holders of such bonds is taxable as ordinary income. Many taxable municipal bonds offer yields comparable to those of other taxable bonds, such as corporate and agency bonds. Taxable municipal bonds may be rated investment-grade or below investment-grade and pay interest based on fixed or floating rate coupons. Maturities may range from long-term to short-term. Taxable municipal bonds are subject to much of the same risks to which municipal bonds are subject. These risks include, among others, market risk, credit risk and interest rate risk.

Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios’ shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio’s holdings on a selective basis.

The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Portfolio, the market value of the Portfolio’s holdings, and the percentage of the Portfolio’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Financial may distribute or authorize the distribution of information about a Portfolio’s holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Portfolio. Thrivent Financial may also distribute or authorize distribution of information about a Portfolio’s holdings that is not publicly available to the Portfolio’s service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, including the custodian, fund accountant, auditor, proxy voting service provider, pricing service vendors, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Portfolios by rating agencies. In addition, the Portfolio may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants. A Portfolio may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Portfolio with potential transactions and management of the Portfolio.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent Financial does not expect to disclose information about a Portfolio’s holdings that is not publicly available to the Portfolio’s individual or institutional investors or to intermediaries that distribute the Portfolio’s shares.

Before any non-public disclosure of information about a Portfolio’s holdings is permitted, however, the Fund’s Chief Compliance Officer or a designated attorney in the Asset Management Law Department of Thrivent Financial must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Fund, Thrivent Financial or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Portfolios have ongoing arrangements to provide the Portfolios’ portfolio holdings information to the custodian, proxy voting agent, pricing service vendors and securities lending agent at the end of each day; to Lipper on a monthly basis one day after the end of the month; to Callan Associates on a quarterly basis one day after the end of the quarter; and to Cambridge Associates on a quarterly basis 14 days after the end of a calendar quarter.

As part of the annual review of the compliance policies and procedures of the Portfolios, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.

Investment Limitations

The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions:

1.	None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio’s total assets immediately after the time of such borrowing.

2.	None of the Portfolios may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.

3.	None of the Portfolios (except as noted below) will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities, and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction does not apply to the Thrivent Asset Allocation Portfolios, the Thrivent Partner Healthcare Portfolio, the Thrivent Partner Natural Resources Portfolio and the Thrivent Partner Socially Responsible Bond Portfolio, which are “non-diversified” within the meaning of the 1940 Act.

4.	None of the Portfolios will buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

5.	None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.	None of the Portfolios may make loans, except that any Portfolio may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.	None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.

8.

None of the Portfolios (except as noted below) will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). In addition, with respect to the Thrivent Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to the Thrivent Asset Allocation Portfolios, which primarily invest in other Portfolios of the Fund that could be considered to be in the same industry. In addition, under normal circumstances, the Thrivent Partner Healthcare Portfolio, the Thrivent Partner Natural

Resources Portfolio and the Thrivent Partner Utilities Portfolio will invest more than 25% of their total assets in the securities of issuers in the respective healthcare, natural resources and utilities industries.

The following nonfundamental investment restrictions may be changed without shareholder approval. Under this restriction:

1.	None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio’s total assets are outstanding. The Portfolios intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Portfolio’s total assets.

3.	None of the Portfolios currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.	The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government Security” under the 1940 Act.

5.	The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Portfolios.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security (as discussed in this section of the SAI or elsewhere in the SAI or prospectus), are measured at the time a Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. Purchases by the Portfolio, however, during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The Fund has received an exemptive order from the SEC that allows the Portfolios to engage in an interfund lending program. In an interfund lending arrangement, the Portfolios directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Portfolios to borrow at a lower interest rate than banks offer, allows lending Portfolios to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Portfolios’ interfund lending arrangement is designed to ensure that each Portfolio has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Each of the Portfolios, other than the Thrivent Asset Allocation Portfolios, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Asset Allocation Portfolios to invest in other Portfolios of the Fund.

FUND MANAGEMENT

The Fund’s Directors and Officers

The Board of Directors is responsible for the management and supervision of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of 41 series of the Fund and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 26 series, which offers Class A and Institutional Class shares

•	Trustee of Thrivent Financial Securities Lending Trust, a registered investment company that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

The Fund, Thrivent Mutual Funds, and Thrivent Financial Securities Lending Trust are collectively referred to as the “Fund Complex.”

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund and its Portfolios rests with the Board of Directors. The Board has engaged Thrivent Financial to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing Thrivent Financial and other service providers in the operation of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of Minnesota law, other applicable laws and the Fund’s charter. The Board is currently composed of ten members, including nine independent directors and one interested director. The Board conducts regular meetings four times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have engaged independent legal counsel and an industry consultant to assist them in performance of their oversight responsibilities.

The Board has appointed an Independent Director to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Directors generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Fund’s charter documents, the designation of Chairperson does not impose on such Independent Director any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established five standing committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time may establish informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of the Directors and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

The Fund and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Thrivent Financial, the sub-advisers and other service providers (depending on the nature of the risk), which carry out the Portfolios’ investment management and business affairs. Each of Thrivent Financial, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Fund and Portfolios and is addressed as part of various Board and committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a committee, interacts with and reviews reports from, among others, Thrivent Financial, sub-advisers, the Chief Compliance Officer of the Fund, the independent registered public accounting firm for the Fund, and internal auditors for Thrivent Financial, as appropriate, regarding risks faced by the Fund and its Portfolios, and Thrivent Financial’s risk functions.

The Audit Committee of the Board, which is composed of all Independent Directors, oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Fund and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. A representative of business risk management, which functions as the Adviser’s internal audit group, meets with the Audit Committee and provides reports to the Committee in writing and in person on an as-needed basis (but at least annually). Although the Audit Committee is responsible for overseeing the management of financial risks, the entire Board is regularly informed of these risks through Committee reports.

The Ethics and Compliance Committee of the Board, which is composed of all Independent Directors, monitors ethical risks and oversees the legal and regulatory compliance matters of the Portfolios. A representative of business risk management meets with the Ethics and Compliance Committee and provides reports to the Committee in writing and in person on an as-needed basis (but at least annually). In addition, the Fund’s Anti-Money Laundering Officer meets with the Ethics and Compliance Committee and provides reports to the Committee in writing and in person on a regular basis. The Anti-Money Laundering Officer’s reports relate to privacy and anti-money laundering concerns. The Committee also meets with a representative from the Business Continuity Plan area to learn more about the program. Although the Ethics and Compliance Committee is responsible for overseeing ethical and compliance risks, the entire Board is regularly informed of these risks through Committee reports.

The Investment Committee of the Board, which is composed of all Independent Directors, is designed to review investment policies and risks in conjunction with its review of the Portfolios’ performance. Although the Investment Committee is responsible for oversight of investment risks, the entire Board will be regularly informed of these risks through Committee reports.

The Contracts Committee and the Governance Committee, each of which is comprised of all of the Independent Directors, oversee matters relating to annual contract review and corporate governance, respectively, and related risks.

The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s annual review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board considers risk management aspects of these entities’ operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Fund’s charter documents do not set forth any specific qualifications to serve as a Director. The charter of the Governance Committee also does not set forth any specific qualification. However, the Governance

Committee has adopted qualification guidelines that the Committee may take into account in considering Director candidates and a process for evaluating potential candidates. The qualifications that the Committee takes into consideration include, but are not limited to, a candidate’s connections to the Lutheran community, experience on other boards, occupation, business experience, education, knowledge regarding investment matters, diversity of experience, personal integrity and reputation and willingness to devote time to attend and prepare for Board and Committee meetings. No one factor is controlling, either with respect to the group or any individual.

The Board has concluded, based on each Director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other Directors, that each Director is qualified to serve on the Board of Directors. Among the attributes or skills common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Directors, the Adviser, the sub-advisers, counsel, the Fund’s independent registered public accounting firm and other service providers, and to exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service or academic positions and through experience from service as a board member of the Fund and the other trusts in the Fund Complex, another fund complex, public companies, or non-profit entities or other organizations as set forth below. Each Director’s ability to perform his or her duties effectively has been enhanced by his or her educational background, professional training, and/or other experiences. The following is a summary of each Director’s particular professional and other experience that qualifies each person to serve as a Director of the Fund as of the date of this SAI. Additional details regarding the background of each Director are included in the table below this section.

F. Gregory Campbell. Mr. Campbell has served as a Director on the Board of the Fund Complex since 1992. He has over 30 years of experience in leadership positions in higher education and since 1987 has been the president of Carthage College in Kenosha, Wisconsin. Mr. Campbell also has experience as a director on another fund board and as a director on the board of several healthcare-related entities.

Janice B. Case. Ms. Case has served as a Director on the Board of the Fund Complex since 2011. She has nearly 25 years of experience in the electric utilities industry, including ten years as an executive officer of a Florida-based electric utility and holding company. Since leaving full-time corporate employment, Ms. Case gained mutual fund industry experience as a former director on the board of another fund complex. While a director on that board, she served on board committees, including as chair of the compensation and proxy voting committees, and as a member of the governance/nominating, contract review and audit committees. Ms. Case has also served as a director on several corporate and non-profit boards.

Richard L. Gady. Mr. Gady has served as a Director on the Board of the Fund Complex since 1987. He has experience as an executive officer and economist for a large public company in the agribusiness. Mr. Gady also has experience as a director as a former board member of the International Agricultural Marketing Association.

Richard A. Hauser. Mr. Hauser has served as a Director on the Board of the Fund Complex since 2004 and as Chair of the Ethics and Compliance Committee since 2005. He is a licensed attorney and is currently Vice President and Assistant General Counsel for a large publicly traded aerospace company. Mr. Hauser was formerly a partner in a large national law firm and has held senior positions in government, including as deputy counsel to President Ronald Reagan and as general counsel for the U.S. Department of Housing and Urban Development. He has experience as a director as a former board member and chairman of The Luther Institute and the Pennsylvania Avenue Development Corporation and a former director on the board of Washington Hospital Center.

Paul R. Laubscher. Mr. Laubscher has served as a Director on the Board of the Fund Complex since 2009 and as Chair of the Investment Committee since 2010. He is a holder of the Chartered Financial Analyst designation and has over 20 years of experience as a portfolio manager. Mr. Laubscher has for the last 13 years served as a senior investment manager of the retirement fund of a large public technology company.

Connie M. Levi. Ms. Levi has served as a Director on the Board of the Fund Complex since 1993, as Chair of the Board since 2009 and as Chair of the Governance Committee since 2011. She served as a representative and majority leader in the Minnesota House of Representatives for eight years. Ms. Levi has gained experience as a director on the board of several companies (both public and private), educational institutions and non-profit organizations, including as a former director on the board of an electrical parts manufacturer. As a director on this board and other non-profit organizations, she has served on board committees, including Governance and Compensation Committees.

James A. Nussle. Mr. Nussle has served as a Director on the Board of the Fund Complex since 2011. He has more than 20 years of public service experience, including serving as a Representative from Iowa in the House of Representatives from 1991 through 2007 and as Director of the U.S. Office of Management and Budget. Mr. Nussle is a founding member, president and chief executive officer of the Nussle Group, a public affairs media and strategic consulting firm, and he also serves as an executive officer of a trade association of renewable energy companies. Mr. Nussle has gained experience as a director on the advisory board of a private equity firm and on the board of several non-profit organizations.

Douglas D. Sims. Mr. Sims has served as a Director on the Board of the Fund Complex since 2006 and as Chair of the Audit Committee since 2009. Mr. Sims has over 37 years of experience in the financial services industry, including experience gained as the former chief executive officer of CoBank, a cooperative bank that provided financing to agribusinesses and rural-based customers.

Constance L. Souders. Ms. Souders has served as a Director on the Board of the Fund Complex since 2007 and as Chair of the Contracts Committee since 2010. She also serves as the Audit Committee financial expert. Ms. Souders has over 20 years of experience in the mutual fund industry, including eight years as the former Treasurer of a mutual fund complex and registered investment adviser and the Financial and Operations General Securities Principal of a mutual fund distributor.

Russell W. Swansen. Mr. Swansen has served as a Director on the Board of the Fund Complex since 2009. He has over 25 years of experience as a portfolio manager and currently serves as a Senior Vice President and Chief Investment Officer since 2003. Mr. Swansen has executive and business experience as a former managing director of an investment bank and as a former president of another registered investment adviser. He has gained experience as a director on the board of several companies (both public and private) and a non-profit organization that supports medical research for the treatment and cure of childhood cancers. Mr. Swansen was formerly a director on the board of a mining equipment manufacturer and has been a board member of several private companies.

The following tables provide additional information about the Directors and officers of the Fund.

INTERESTED DIRECTOR(1)

Name, Address and Age	Position with Fund and Length of Service(2)	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 53	Director since 2009	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003	68	None

INDEPENDENT DIRECTORS(3)

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 71	Director since 2004	President, Carthage College	68

Currently, Director of Optique Funds, Inc., an investment company consisting of one portfolio; Kenosha Hospital and Medical Center; Prairie School Board; and United Health Systems Board. Previously, Director of the National Association of Independent Colleges and Universities.

Janice B. Case 625 Fourth Avenue South Minneapolis, MN Age 58	Director since 2011	Independent Trustee of North American Electric Reliability Corporation (self-regulatory organization) since 2008; Independent Director of Western Electricity Coordinating Council (nonprofit corporation coordinating and promoting bulk electric system reliability) from 2002 through 2008; Independent Director/Trustee of three affiliated family of funds (AEGON/Transamerica Series Trust (consisted of 40 funds), Transamerica IDEX Funds (consisted of 53 funds) and Transamerica Income Shares, Inc. (consisted of one fund)) from 2001 through 2007; Independent Director of Central Vermont Public Service Corporation (electric utility) from 2001 through 2007; Advisory Board Director of AmSouth Bank, N.A. from 1997 through 2007.	68	Please see principal occupation during the past 5 years.

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 68	Director since 2004	Retired; previously Vice President, Public Affairs and Chief Economist, Conagra, Inc. (agribusiness)	68	Previously, Director of the International Agricultural Marketing Association

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 68	Director since 2004	Vice President and Assistant General Counsel, Boeing Company since 2007; President, National Legal Center for the Public Interest from 2004 to 2007	68	Previously, Director of Washington Hospital Center

Paul R. Laubscher 625 Fourth Avenue South Minneapolis, MN Age 54	Director since 2009	Portfolio Manager for U.S. and international equity portfolios and private real estate portfolios of IBM Retirement Funds	68	None

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 71	Chair since 2009 and Director since 1993	Retired	68	None

James A. Nussle 625 Fourth Avenue South Minneapolis, MN Age 50	Director since 2011	President and Chief Operating Officer of Growth Energy (trade association) since 2010; Advisory Board member of AVISTA Capital Partners (private equity firm) since 2010; Contributor on CNBC (media) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009; Director of the Office of Management and Budget from 2007 through 2009; CEO of The Nussle Group, Navigating Strategies LLC (consulting firm) from January 2007 through September 2007; and Member of Congress in U.S. House of Representatives from 1991 through 2007.	68	Currently, Advisory Board member of AVISTA Capital Partners

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN Age 65	Director since 2006	Retired; previously Chief Executive Officer of CoBank from 1994 to 2006	68	Currently, Director of the Keystone Neighbourhood Company, Keystone Center and Keystone Science School. Previously, Director of the Center for Corporate Excellence.

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Constance L. Souders 625 Fourth Avenue South Minneapolis, MN Age 60	Director since 2007	Retired; previously Director from 1983 to 2007, Executive Vice President from 2001 to 2007 and AML Compliance Officer from 2003 to 2007 of Harbor Capital Advisors, Inc.; Director from 1992 to 2007, President from 2000 to 2007 and AML Compliance Officer from 2003 to 2007, Harbor Services Group, Inc.; Director from 1992 to 2007, Executive Vice President from 2001 to 2007, Chief Compliance Officer from 2004 to 2007, AML Compliance Officer from 2003 to 2007 and Supervisory Registered Principal from 2000 to 2007 of Harbor Funds Distributors, Inc.; Vice President from 2000 to 2007 of Harbor Funds	68	None

OFFICERS

Name, Address and Age	Position with Fund and Length of Service(2)	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 53	President since 2008; previously, Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 39	Secretary and Chief Legal Officer since 2006	Vice President and Managing Counsel since 2006; Interim Chief Compliance Officer from May 2010 through December 2010; Partner, Kirkland & Ellis LLP from 2004 to 2006

Ted S. Dryden 625 Fourth Avenue South Minneapolis, MN Age 45	Chief Compliance Officer since 2010	Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since December 2010; Chief Compliance Officer, OptumHealth Financial Services from 2009 to 2010; Vice President, Asset Management Compliance, Ameriprise Financial from 2006 to 2009

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 43	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting, Thrivent Financial since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 46	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004

Name, Address and Age	Position with Fund and Length of Service(2)	Principal Occupation During the Past 5 Years
Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 49	Vice President since 2006	Vice President, Products, Thrivent Financial since 2005

Kathleen M. Koelling 4321 North Ballard Road Appleton, WI Age 33	Anti-Money Laundering Officer since 2011	Privacy and Anti-Money Laundering Officer, Thrivent Financial since 2010; Senior Counsel, Thrivent Financial since 2002

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 50	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 55	Assistant Secretary since 2006	Vice President, Managing Counsel, Thrivent Financial since 2005

Rebecca A. Paulzine 625 Fourth Avenue South Minneapolis, MN Age 31	Assistant Secretary since 2010	Counsel, Thrivent Financial since January 2010; Associate, Faegre & Benson LLP from 2005 to December 2009

John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 40	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; Senior Counsel, Division of Investment Management of the SEC from 2000 to 2007

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 41	Assistant Treasurer since 2002	Director, Fund Accounting Operations, Thrivent Financial since 2002

Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN Age 34	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007; Manager, Fund Accounting Administration, Thrivent Financial from 2005 to 2007

(1)	“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Swansen is considered an interested person because of his principal occupation with Thrivent Financial.
(2)	Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Directors, other than Mr. Swansen, are not “interested persons” of the Fund and are referred to as “Independent Directors.”

Committees of the Board of Directors

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Audit	F. Gregory Campbell Janice B. Case Richard L. Gady Richard A. Hauser Paul R. Laubscher Connie M. Levi James A. Nussle Douglas D. Sims Constance L. Souders	The 1940 Act requires that the Directors’ independent auditors be selected by a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund. The Audit Committee is responsible for recommending the engagement or retention of the Fund’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services, including permitted non-audit services, provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, and reviewing the system of internal accounting control.	6

Contracts	F. Gregory Campbell Janice B. Case Richard L. Gady Richard A. Hauser Paul R. Laubscher Connie M. Levi James A. Nussle Douglas D. Sims Constance L. Souders	The function of the Contracts Committee is to assist the Board of Directors in fulfilling its duties with respect to the review and approval of contracts between the Fund and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Directors deems necessary or appropriate for the continuation of operations of each Portfolio.	6

Ethics and Compliance	F. Gregory Campbell Janice B. Case Richard L. Gady Richard A. Hauser Paul R. Laubscher Connie M. Levi James A. Nussle Douglas D. Sims Constance L. Souders	The function of the Ethics and Compliance Committee is to monitor the ethics of the Adviser and oversee the legal and regulatory compliance matters of the Portfolios.	4

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Governance	F. Gregory Campbell Janice B. Case Richard L. Gady Richard A. Hauser Paul R. Laubscher Connie M. Levi James A. Nussle Douglas D. Sims Constance L. Souders	The Governance Committee assists the Board of Directors in fulfilling its duties with respect to the governance of the Fund, including recommendations regarding evaluation of the Board of Directors, compensation of the Directors and composition of the committees and the Board’s membership. The Governance Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders sent to the attention of the President of the Fund.	4

Investments(2)	F. Gregory Campbell Janice B. Case Richard L. Gady Richard A. Hauser Paul R. Laubscher Connie M. Levi James A. Nussle Douglas D. Sims Constance L. Souders	The Investments Committee assists the Board of Directors in its oversight of the investment performance of the Portfolios; the Portfolios’ consistency with their investment objectives and styles; management’s selection of benchmarks, peer groups and other performance measures for the Portfolios; and the range of investment options offered to investors in the Portfolios. In addition, the Committee assists the Board in its review of investment-related aspects of management’s proposals, such as new Portfolios or Portfolio reorganizations.	3

(1)	The Independent Directors serve as members of each Committee.
(2)	This Committee was formed in 2010 and first convened in May of that year.

Beneficial Interest in the Fund by Directors

The following tables provide information as of December 31, 2010 regarding the dollar range of beneficial ownership by each Director in each series of the Fund. The dollar range shown in the last column reflects the aggregate amount of each Director’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Director.

INTERESTED DIRECTOR

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Russell W. Swansen	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

INDEPENDENT DIRECTORS

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
F. Gregory Campbell	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Janice B. Case	Thrivent Aggressive Allocation Portfolio	None	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Richard L. Gady	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Richard A. Hauser	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Paul R. Laubscher	Thrivent Aggressive Allocation Portfolio	None	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Connie M. Levi	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

James A. Nussle	Thrivent Aggressive Allocation Portfolio	None	$10,001 – $50,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Douglas D. Sims	Thrivent Aggressive Allocation Portfolio	None	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Constance L. Souders	Thrivent Aggressive Allocation Portfolio	None	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Partner Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Compensation of Directors and Officers

The Fund makes no payments to any of its officers for services performed for the Fund. The Independent Directors are paid an annual base compensation of $115,000 to serve on the Board of Directors of the Fund, the Board of Trustees of Thrivent Mutual Funds, and the Board of Directors of Thrivent Financial Securities Lending Trust. Each Director also receives $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting (up to four telephonic meetings per year). The Board Chair is compensated an additional $46,200 per year; the Chair of the Contracts Committee, who also serves as the Audit Committee Financial Expert, is compensated an additional $31,500 per year; the Chair of the Audit Committee and the Chair of the Investments Committee are each compensated an additional $15,000 per year; and the Chair of the Governance Committee, who happens to be the Board Chair, and the Chair of the Ethics and Compliance Committee are each compensated an additional $5,500 per year. Independent Directors are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.

The following table provides the amounts of compensation paid to the Directors either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended December 31, 2010:

Name, Position	Aggregate Compensation From Fund	Total Compensation Paid by Fund and Fund Complex(1)
F. Gregory Campbell Director	$64,747	$120,000

Janice B. Case Director	$0	$0

Richard L. Gady(2) Director	$64,747	$120,000

Name, Position	Aggregate Compensation From Fund	Total Compensation Paid by Fund and Fund Complex(1)
Richard A. Hauser(2) Director	$66,978	$124,125

Paul R. Laubscher(2) Director	$70,830	$131,250

Connie M. Levi(2) Chairperson and Director	$89,118	$165,150

James A. Nussle Director	$0	$0

Douglas D. Sims(2) Director	$72,239	$133,875

Constance L. Souders(2) Director	$81,748	$151,500

(1)	The “Fund Complex” includes Thrivent Financial Securities Lending Trust, the Fund and Thrivent Mutual Funds.
(2)

The Fund has adopted a deferred compensation plan for the benefit of the Independent Directors of the Fund who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Fund. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Director. Directors participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Director’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. As of December 31, 2010, the total amount of deferred compensation payable to Mr. Gady was $650,700; the total amount of deferred compensation payable to Mr. Hauser was $143,228; the total amount of deferred compensation payable to Mr. Laubscher was $138,245; the total amount of deferred compensation payable to Ms. Levi was $184,743; the total amount of deferred compensation payable to Mr. Sims was $531,685; and the total amount of deferred compensation payable to Ms. Souders was $125,310.

CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

•

Separate accounts (the “Accounts”) of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits under various variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;

•	Other Portfolios of the Fund; and

•	Retirement plans sponsored by Thrivent Financial.

The Trustees of the retirement plans and the Secretary of the Fund will vote shares owned by the retirement plans and the Fund. The voting rights of variable contract owners, and limitations on those rights, are explained in separate prospectuses relating to such variable contracts. Thrivent Financial and Thrivent Life will vote shares attributable to variable contracts in accordance to the voting instructions of the variable contract owners. Any shares of a Portfolio attributable to a variable contract for which no timely voting instructions are received will be voted by Thrivent Financial or Thrivent Life in proportion to voting instructions that are received with respect to all variable contracts participating in the Portfolio. Thrivent Financial and Thrivent Life are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The officers and directors of the Fund cannot directly own shares of the Fund’s Portfolios, and they cannot beneficially own shares of the Fund unless they purchase variable contracts issued by Thrivent Financial or

Thrivent Life or participate in a retirement plan sponsored by Thrivent Financial. As of April 1, 2011, the officers and directors of the Fund as a group beneficially owned less than 1% of the outstanding shares of any Portfolio. To the best knowledge of the Fund, no person other than Thrivent Financial and the Thrivent Asset Allocation Portfolios owned, of record or beneficially, 5% or more of the outstanding shares of any Portfolio as of April 1, 2011.

Information as of April 1, 2011 with regard to record ownership by Thrivent Financial, Thrivent Life, the Retirement Plan and Other Holders (i.e., the Thrivent Asset Allocation Portfolios) in the Fund is provided below:

Name	Shares Outstanding	Percentage of Shares Outstanding
Thrivent Financial for Lutherans	1,197,158,339,44	16.20%
Thrivent Life Insurance Company	171,268,857,63	2.32%
Other Holders	5,991,120,854.13	81.30%
Retirement Plan Sponsored by Thrivent Financial for Lutherans	13,075,930,83	0.18%

Transactions with Independent Directors

No Independent Director of the Fund or any immediate family member of an Independent Director has had, during the two most recently completed calendar years, a direct or indirect interest in the investment adviser or a subadviser for the Portfolios, or in any person directly or indirectly controlling, controlled by or under common control with the investment adviser or a subadviser for the Portfolios exceeding $120,000. In addition, no Independent Director of the Fund or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Fund; an officer of the Fund; an investment company or an officer of any investment company having the same investment adviser or subadviser as the Portfolios as its investment adviser or having an investment adviser that directly or indirectly controls, is controlled by or under common control with the investment adviser or subadviser of the Portfolios; the Portfolios’ investment adviser; an officer of the Portfolios’ investment adviser; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the investment adviser of the Portfolios (an “Associated Person”). No Independent Director of the Fund or a member of the immediate family of an Independent Director has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

Please note, however, that Janice B. Case, as of December 31, 2010, owned less than 5% of the shares of State Street Corporation (“State Street”). State Street is an indirect affiliate to Sectoral Asset Management Inc., a subadviser to the Thrivent Partner Healthcare Portfolio. Ms. Case sold her State Street shares, however, before she was appointed, in March 2011, to the Board of Directors of the Fund, of which the Healthcare Portfolio is a series. As of December 31, 2010, Ms. Case’s State Street shares were valued at approximately $23,170.

INVESTMENT ADVISER, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS

Investment Adviser

The Fund’s investment adviser, Thrivent Financial, was founded in 1902 under the laws of Wisconsin, and is a fraternal benefit society owned by and operated for its members. The officers and directors of Thrivent Financial who are affiliated with the Fund are set forth below under “Affiliated Persons.” Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Investment decisions for each of the Portfolios (except for Thrivent Partner Technology Portfolio, Thrivent Partner Healthcare Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Partner Small Cap Growth

Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner Worldwide Allocation Portfolio (excluding the portion invested in U.S. securities), Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Partner Growth Stock Portfolio and Thrivent Partner Socially Responsible Bond Portfolio (collectively, the “Subadvised Portfolios”)) are made by Thrivent Financial, subject to the overall direction of the Board of Directors. Thrivent Financial also provides investment research and supervision of each of the Portfolios’ investments (except for the investments of the Subadvised Portfolios that are not managed, as noted above, by Thrivent Financial) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.

Thrivent Financial Portfolio Managers

Other Accounts Managed by the Thrivent Financial Portfolio Managers

The following table provides information relating to other accounts managed by the Thrivent Financial portfolio managers as of December 31, 2010:

	Other Registered Investment Companies[1]		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed

Russell W. Swansen	4	$3,517,346,228	0	$0

David C. Francis	5	$3,523,394,494	0	$0

Mark L. Simenstad	5	$3,631,253,123	0	$0

Darren M. Bagwell	2	$469,977,022	2	$194,994,849

Kevin R. Brimmer	2	$18,753,247	2	$53,345,968

Andrea J. Thomas	1	$425,225,177	0	$0

Brian J. Flanagan	1	$857,152,748	1	$45,671,965

Scott A. Vergin	1	$338,617,558	0	$0

David E. Heupel	1	$925,217,056	3	$242,999,979

Michael A. Binger	1	$925,217,056	3	$242,999,979

Matthew D. Finn	2	$1,456,620,407	5	$254,370,953

Reginald L. Pfeifer	1	$110,235,905	2	$158,763,349

Paul J. Ocenasek	2	$814,936,925	0	$0

David R. Spangler	2	$88,075,142	2	$149,276,106

Stephen D. Lowe	1	$762,150,906	1	$1,009,591,319

Michael G. Landreville	4	$1,294,726,458	2	$218,029,628

Gregory R. Anderson	3	$1,193,397,710	1	$6,451,127,233

Scott A. Lalim	0	$0	1	$2,557,884,939

William D. Stouten	2	$1,363,693,358	3	$2,334,104,717

[1]

The “Other Registered Investment Companies” represent (a) series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed, and (b) Thrivent Financial Securities Lending Trust, in the case of William D. Stouten.

None of the Thrivent Financial portfolio managers manage assets in pooled investment vehicles, and none of the accounts identified above have an investment advisory fee that is based on the performance of the account.

Compensation

Each portfolio manager of Thrivent Financial is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative pre-tax performance of the portfolio or portfolios assigned to the individual measured for one- and three-year periods against the median performance of other funds in the same peer groups, as classified by Lipper, Inc., or an index constructed with comparable criteria. Some portfolio managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals related to the value of new business during the previous three-year period.

Conflicts of Interest

Portfolio managers at Thrivent Financial typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Financial seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Financial has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership in the Portfolios

The following table provides information, as of December 31, 2010, on the dollar range of beneficial ownership by each portfolio manager for the Portfolio he or she manages:

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
Russell W. Swansen	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	Over $1,000,000	Over $1,000,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0

David C. Francis	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$100,001 – $500,000	$100,001 – $500,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
	Thrivent Partner Worldwide Allocation Portfolio	$0	Thrivent Partner Worldwide Allocation Fund	$0
	Thrivent Partner Natural Resources Portfolio[3]	$0

Mark L. Simenstad	Thrivent Aggressive Allocation Portfolio	$50,001 – $100,000	Thrivent Aggressive Allocation Fund	$100,001 – $500,000	$500,001 – $1,000,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Diversified Income Plus Portfolio	$10,001 – $50,000	Thrivent Diversified Income Plus Fund	$100,001 – $500,000

Darren M. Bagwell	Thrivent Small Cap Stock Portfolio	$50,001 – $100,000	Thrivent Small Cap Stock Fund	$0	$100,001 – $500,000
			Thrivent Balanced Fund	$0
	Thrivent Partner Natural Resources Portfolio[3]	$0
	Thrivent Partner Utilities Portfolio[3]	$0

Kevin R. Brimmer	Thrivent Large Cap Index Portfolio	$1 – $10,000			$100,001 – $500,000
	Thrivent Mid Cap Index Portfolio	$1 – $10,000
	Thrivent Small Cap Index Portfolio	$1 – $10,000
	Thrivent Balanced Portfolio	$0
	Thrivent Diversified Income Plus Portfolio	$1 – $10,000	Thrivent Diversified Income Plus Fund	$0
	Thrivent Equity Income Plus Portfolio	$1 – $10,000	Thrivent Equity Income Plus Fund	$0

Andrea J. Thomas	Thrivent Mid Cap Growth Portfolio	$0	Thrivent Mid Cap Growth Fund	$50,001 – $100,000	$100,001 – $500,000

	Thrivent Mid Cap Growth Portfolio II	$0

Brian J. Flanagan	Thrivent Mid Cap Stock Portfolio	$1 – $10,000	Thrivent Mid Cap Stock Fund	$100,001 – $500,000	$100,001 – $500,000

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
Scott A. Vergin	Thrivent Large Cap Growth Portfolio	$500,001 – $1,000,000	Thrivent Large Cap Growth Fund	$100,001 – $500,000	Over $1,000,000

David E. Heupel	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0	$100,001 – $500,000
	Thrivent Large Cap Growth Portfolio II	$0

Michael A. Binger	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0	$1 – $10,000
	Thrivent Large Cap Growth Portfolio II	$0

Matthew D. Finn	Thrivent Large Cap Value Portfolio	$0	Thrivent Large Cap Value Fund	$100,001 – $500,000	$100,001 – $500,000
	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0

Reginald L. Pfeifer	Thrivent Real Estate Securities Portfolio	$0	Thrivent Real Estate Securities Fund	$0	$0

Michael G. Landreville	Thrivent Balanced Portfolio	$0	Thrivent Balanced Fund	$0	$500,001 – $1,000,000
	Thrivent Bond Index Portfolio	$0	Thrivent Core Bond Fund	$0
	Thrivent Limited Maturity Bond Portfolio	$0	Thrivent Limited Maturity Bond Fund	$50,001 – $100,000

Gregory R. Anderson	Thrivent Limited Maturity Bond Portfolio	$0	Thrivent Limited Maturity Bond Fund	$0	$100,001 – $500,000
	Thrivent Mortgage Securities Portfolio	$0	Thrivent Balanced Fund	$0
			Thrivent Core Bond Fund	$0

Paul J. Ocenasek	Thrivent High Yield Portfolio	$100,001 – $500,000	Thrivent High Yield Fund	$0	$500,001 – $1,000,000
	Thrivent Diversified Income Portfolio	$0	Thrivent Diversified Income Fund	$0

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
David R. Spangler	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$0	$100,001 – $500,000
	Thrivent Equity Income Plus Portfolio	$0	Thrivent Equity Income Plus Fund	$0

Stephen D. Lowe	Thrivent Income Portfolio	$0	Thrivent Income Fund	$50,001 – $100,000	$100,001 – $500,000

Scott A. Lalim	Thrivent Mortgage Securities Portfolio	$0			$500,001 – $1,000,000

William D. Stouten	Thrivent Money Market Portfolio	$0	Thrivent Money Market Fund	$1 – $10,000	$100,001 – $500,000

[1]

Each Fund listed is a series of the Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.

[2]	Ownership in Fund Complex includes investments in Thrivent Mutual Funds and Thrivent Series Fund, Inc.
[3]	Assumed portfolio management responsibilities over this Portfolio in 2011.

Investment Subadvisers

Thrivent Financial has engaged the following subadvisers for Thrivent Partner Technology Portfolio, Thrivent Partner Healthcare Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Partner Growth Stock Portfolio and Thrivent Partner Socially Responsible Bond Portfolio. Investment decisions for those Portfolios are generally made by the subadvisers, subject to the overall direction of the Board of Directors and Thrivent Financial.

Thrivent Partner Technology Portfolio

Investment decisions for Thrivent Partner Technology Portfolio are made by Goldman Sachs Asset Management, L.P. (“GSAM”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. GSAM, which is located at 200 West Street, New York, New York 10282-2198, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2010, GSAM, including its investment advisory affiliates, had assets under management of approximately $717.1 billion. GSAM uses its Growth Investment Team (“Growth Team”) to manage the day-to-day responsibilities of the Portfolio.

GSAM Portfolio Managers

Thrivent Partner Technology Portfolio is managed by Steven M. Barry, David G. Shell, and Scott Kolar.

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information relating to other accounts managed by the GSAM portfolio managers as of December 31, 2010.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Steven M. Barry	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	31 1 254	$ $ $	13,138 million 18 million 10,994 million	0 0 10	$ $ $	0 0 2,167 million

David G. Shell	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	31 1 254	$ $ $	13,138 million 18 million 10,994 million	0 0 10	$ $ $	0 0 2,167 million

Scott Kolar	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	3 0 0	$ $ $	617 million 0 0	0 0 0	$ $ $	0 0 0

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for this Portfolio is the NASDAQ Composite Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership in the Portfolio

None of the Growth Team members own shares of the subadvised Portfolio.

Thrivent Partner Healthcare Portfolio

Investment decisions for the Thrivent Partner Healthcare Portfolio are made by Sectoral Asset Management Inc. (“Sectoral”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Sectoral, which is located at 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, is part of the Global Alliance program of State Street Global Advisors (“SSgA”), through which SSgA provides institutional clients with advisory services. Sectoral specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2010, Sectoral managed approximately $4.4 billion in assets.

Sectoral Portfolio Managers

Thrivent Partner Healthcare Portfolio is managed by Stephan Patten. Michael Sjöström is the Portfolio’s back-up portfolio manager.

Other Accounts Managed by Sectoral Portfolio Managers

The following table provides information about other accounts managed by Mr. Patten and Mr. Sjöström as of December 31, 2010.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Stephan Patten	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	7	341 million	2	80 million
	Other Accounts:	1	1,583 million	1	1,583 million

Michael Sjöström	Registered Investment Companies:	0	0	0	0
	Other Pooled Investment Vehicles:	5	2,490 million	1	109 million
	Other Accounts:	0	0	0	0

Compensation

Sectoral portfolio managers are compensated with a competitive salary, bonus and stock options in the firm. The remuneration of portfolio managers consists of the following elements: (a) a salary that is based on a market rate; (b) bonuses that are dependent upon the achievement of specific goals by the individual and the success of the company; and (c) stock options in Sectoral, depending upon the performance of the individual. There is no specific formula, however, based on assets under management or the portfolio performance that is used to determine the remuneration.

Conflicts of Interest

The greatest potential conflict of interest lies with the allocation of transactions among different portfolios. Sectoral makes sure that it treats each of its clients fairly by having a clear and simple allocation policy. This policy is described in Sectoral’s compliance manual in detail. Orders that are not completely filled are allocated pro rata among the different portfolios. The same price is received for the same order by the different portfolios. Sectoral does not have any affiliation with any broker and does not distribute any fund. Sectoral requires that all its investment professionals hold the Chartered Financial Analyst (CFA) designation or are enrolled in the CFA program. All of these professionals adhere to the CFA code of ethics.

Ownership of the Portfolio

Mr. Patten and Mr. Sjöström do not own shares of the subadvised Portfolio.

Thrivent Partner Emerging Markets Portfolio

Investment decisions for Thrivent Partner Emerging Markets Portfolio are made by Aberdeen Asset Management Investment Services Limited (“Aberdeen”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Aberdeen is located at Bow Bells House, 1 Bread Street, London, England EC4M 9HH and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $286.989 billion in assets as of December 31, 2010, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC.

Aberdeen Portfolio Manager

Thrivent Partner Emerging Markets Portfolio is managed by Devan Kaloo.

Other Accounts Managed by Aberdeen Portfolio Manager

The following table provides information about the other accounts managed by Devan Kaloo as of December 31, 2010.

	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
• registered investment companies:	8	$4,452.62 million	0	$0
• other pooled investment vehicles:	18	$21,286.62 million	0	$0
• other accounts:	50	$17,099.30 million	6	$1,936.32 million

Compensation

Aberdeen compensates its portfolio managers for their management of particular assets. A portfolio manager’s compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on the performance of the overall advisory organization, the emerging markets equity team and the contribution of the individual to the team’s performance.

Conflicts of Interest

An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by the Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances.

Ownership of the Portfolio

Mr. Kaloo does not own shares of the subadvised Portfolio.

Thrivent Partner Small Cap Growth Portfolio

Investment decisions for the Thrivent Partner Small Cap Growth Portfolio are made by Turner Investment Partners, Inc. (“Turner”).

Turner was founded in 1990 and is organized as a Pennsylvania corporation. Robert E. Turner (Chairman and Chief Investment Officer of Turner) may be deemed to be a controlling person of Turner under the 1940 Act. As of December 31, 2010, Turner managed approximately $18 billion in assets including separate accounts and mutual funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

Turner Portfolio Managers

Thrivent Partner Small Cap Growth Portfolio is managed by William C. McVail and Frank L. Sustersic.

Other Accounts Managed by the Turner Portfolio Managers

The following table provides information relating to other accounts managed by the Turner portfolio managers as of December 31, 2010:

Name of Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
William C. McVail	Registered Investment Companies:	2	$422 million	0	$0
	Other Pooled Investment Vehicles:	4	$7 million	0	$0
	Other Accounts:	38	$2.5 billion	4	$423 million

Frank L. Sustersic	Registered investment companies:	4	$875 million	0	$0
	Other pooled investment vehicles:	2	$19 million	1	$19 million
	Other accounts:	4	$140 million	1	$12 million

Compensation

Turner’s compensation program is designed to promote excellence, accountability and teamwork. Portfolio managers are compensated for superior investment results, not the level of assets in a strategy. The analyst role is compensated based upon the performance of individual stocks recommendations, within an industry specialty, that make it into a portfolio. A portion of investment professional bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual’s level of experience. Finally, all of our investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies. Each employee has the opportunity to become an equity owner, which we believe is a key factor in promoting accountability and in attracting and retaining top-tier professionals within all areas of the firm.

Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts, including the Portfolio, where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Ownership in the Portfolio

Neither of the Turner portfolio managers own shares of the subadvised Portfolio.

Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio

Investment decisions for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio are made by T. Rowe Price Associates, Inc. (“T. Rowe Price”) which Thrivent Financial has engaged as investment subadviser for the Portfolios. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 70 years of investment management experience and approximately $482.0 billion in total assets under management as of December 31, 2010.

T. Rowe Price Portfolio Managers

Thrivent Partner Small Cap Value Portfolio is managed by an Investment Advisory Committee chaired by Preston G. Athey. Thrivent Partner Growth Stock Portfolio is also managed by an Investment Advisory Committee chaired by P. Robert Bartolo.

Other Accounts Managed by T. Rowe Price Portfolio Managers

The following table provides information relating to other accounts managed by Mr. Athey as of December 31, 2010.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	7	$8,900,489,449
• other pooled investment vehicles:	1	$19,679,122
• other accounts:	10	$587,114,827

None of the accounts listed above has performance-based advisory fees.

The following table provides information relating to other accounts managed by Mr. Bartolo as of December 31, 2010.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	9	$30,036,187,006
• other pooled investment vehicles	1	$208,412,426
• other accounts	9	$858,655,652

None of the accounts listed above has performance-based advisory fees.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Small-Cap Core Funds), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring T. Rowe Price’s younger analysts, and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interest

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Ownership in the Portfolios

Neither Mr. Athey nor Mr. Bartolo own shares of the subadvised Portfolios.

Thrivent Partner Mid Cap Value Portfolio

Investment decisions for Thrivent Partner Mid Cap Value Portfolio are made by Goldman Sachs Asset Management, L.P. (“GSAM”) which Thrivent Financial has engaged as investment subadviser for the Portfolio. GSAM, which is located at 200 West Street, New York, New York 10282-2198, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2010, GSAM, including its investment advisory affiliates, had assets under management of approximately $717.1 billion. GSAM uses its U.S. Value Team (“Value Team”) to manage the day-to-day responsibilities of the Portfolio.

GSAM Portfolio Managers

Thrivent Partner Mid Cap Value Portfolio is managed by Andrew Braun, Dolores Bamford and Sean Gallagher.

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information relating to other accounts managed by the members of the Value Team as of December 31, 2010.

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance

Andrew Braun	Registered Investment Companies:	18	$17,285 million	1	$39 million
	Other Pooled Investment Vehicles:	2	$187 million	2	$187 million
	Other Accounts:	153	$5,557 million	1	$64 million

Dolores Bamford	Registered Investment Companies:	19	$18,094 million	1	$39 million
	Other Pooled Investment Vehicles:	2	$187 million	2	$187 million
	Other Accounts:	153	$5,557 million	1	$64 million

Sean Gallagher	Registered Investment Companies:	19	$18,094 million	1	$39 million
	Other Pooled Investment Vehicles:	2	$187 million	2	$187 million
	Other Accounts:	153	$5,557 million	1	$64 million

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for this Portfolio is the Russell Midcap® Value Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership in the Portfolio

None of the Value Team members own shares of the subadvised Portfolio.

Thrivent Partner Worldwide Allocation Portfolio

Investment decisions for Thrivent Partner Worldwide Allocation Portfolio are made by Mercator Asset Management LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Management Investment Services Limited (“Aberdeen”), Victory Capital Management Inc. (“Victory”) and Goldman Sachs Asset Management, L.P. (“GSAM”). Mercator is located at 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and was founded in 1984. Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2010, Mercator managed approximately $7.3 billion in assets including separate accounts, commingled funds and a mutual fund. Principal Global Investors, LLC is located at 801 Grand Avenue, Des Moines, Iowa 50392. Principal is a directly wholly owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $232.4 billion in assets under management as of December 31, 2010.

Aberdeen is located at Bow Bells House, 1 Bread Street, London, England EC4M 9HH and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $286.989 billion in assets as of December 31, 2010 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Victory is located at 127 Public Square, Cleveland, OH 44114 and, through predecessor firms, was organized in 1894. Victory began managing tax-exempt assets in 1912 and, as of December 31, 2010, Victory managed approximately $35.2 billion in assets. GSAM is located at 200 West Street, New York, New York 10282-2198. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2010, GSAM, including its investment advisory affiliates, had assets under management of approximately $717.1 billion.

Mercator Portfolio Managers

The Mercator portion of Thrivent Partner Worldwide Allocation Portfolio is managed by James E. Chaney and Peter F. Spano.

Other Accounts Managed by the Mercator Portfolio Managers

The following table provides information about the other accounts managed by the Mercator portfolio management team of James E. Chaney and Peter F. Spano as of December 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets
Registered Investment Companies:	4	$880,101,192
Other Pooled Investment Vehicles:	2	$1,900,553,838
Other Accounts:	28	$4,802,412,377

One of the “other accounts” listed above has a performance-based fee and has assets of $151,441,204.

Compensation

Mr. Chaney and Mr. Spano receive compensation that is equal to a pre-determined pro-rata share of Mercator net profitability. These pre-determined pro-rata shares are dependent upon their length of tenure with the firm, their level of responsibility and overall contribution. It is the only form of compensation that they receive and is very dependent upon the firm’s asset performance. They receive no base salary, are not part of a bonus system and receive no deferred compensation. Mr. Chaney and Mr. Spano are also offered an attractive retirement savings plan.

Conflicts of Interest

Mercator, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interests of its clients. In order to comply with this duty, Mercator has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Ownership of the Portfolio

Neither Mr. Chaney nor Mr. Spano own shares of the subadvised Portfolio.

Principal Portfolio Managers

The Principal portion of Thrivent Partner Worldwide Allocation Portfolio is managed by John Pihlblad and Mark R. Nebelung.

Other Accounts Managed by the Principal Portfolio Managers

The following table provides information about other accounts managed by the Principal portfolio managers of John Pihlblad and Mark R. Nebelung as of December 31, 2010.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
John Pihlblad	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	7 1 3	$ $ $	2,103.6 million 78.9 million 444.6 million

Mark R. Nebelung	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	6 1 5	$ $ $	2,097.4 million 78.9 million 532.7 million

None of the accounts listed above has performance-based advisory fees.

Compensation

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with one-year results weighted 20% and three- and five-year results each weighted 40%. Investment performance generally comprises 60% of total variable compensation. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Equities group rather than the broader Principal Financial Group. For portfolio managers and senior professionals, a portion of incentive compensation is deferred, with the majority required to be invested in equity funds managed by the team. All senior team members have substantial investments in equity funds managed by the group, including deferred compensation, retirement plans and direct personal investments.

Conflicts of Interest

Principal provides investment advisory services to numerous clients other than the Portfolio. The investment objectives and policies of these accounts may differ from those of the Portfolio. Based on these differing circumstances, potential conflicts of interest may arise because Principal may be required to pursue different investment strategies on behalf of the Portfolio and other client accounts. For example, Principal may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the

Portfolio. This means that research on securities to determine the merits of including them in the Portfolio’s portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which Principal purchases or sells an investment for one or more private accounts and not for the Portfolio, or vice versa. To the extent the Portfolio and other clients seek to acquire the same security at about the same time, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the Portfolio Managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Portfolio.

Ownership of the Portfolio

Neither Mr. Pihlblad nor Mr. Nebelung own shares of the subadvised Portfolio.

Aberdeen Portfolio Manager

The Aberdeen portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Devan Kaloo.

Other Accounts Managed by the Aberdeen Portfolio Manager

The following table provides information about the other accounts managed by Devan Kaloo as of December 31, 2010.

	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
• registered investment companies:	8	$4,411.96 million	0	$0
• other pooled investment vehicles:	18	$21,286.62 million	0	$0
• other accounts:	50	$17,099.30 million	6	$1,936.32 million

Compensation

Aberdeen compensates its portfolio managers for their management of particular assets. A portfolio manager’s compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on the performance of the overall advisory organization, the emerging markets equity team and the contribution of the individual to the team’s performance.

Conflicts of Interest

An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by the Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances.

Ownership of the Portfolio

Mr. Kaloo does not own shares of the subadvised Portfolio.

Victory Portfolio Manager

The Victory portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Margaret Lindsay.

Other Accounts Managed by the Victory Portfolio Manager

The following table provides information about the other accounts managed by Margaret Lindsay as of December 31, 2010.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	1	$41.000 million
• other pooled investment vehicles:	9	$449.916 million
• other accounts:	16	$904.038 million

None of the accounts listed above has a performance-based advisory fee.

Compensation

Victory’s compensation package for investment professionals includes a combination of base salary, annual cash bonus, and long-term deferred compensation. Bonuses are based on investment performance incentives and by the incremental growth in revenue of their respective strategies. Long-term compensation is directly tied to the net operating earnings growth of Victory and the performance of a portfolio of Victory strategies.

Conflicts of Interest

Portfolio managers at Victory typically manage multiple portfolios. Accounts participating in the same strategy are block traded to ensure that no account receives preferential treatment and to ensure consistency. In addition, all qualifying accounts participate in the composite and are, therefore, monitored for deviation via monthly composite reporting.

Ownership of the Portfolio

Ms. Lindsay does not own shares of the subadvised Portfolio.

GSAM Portfolio Managers

The GSAM portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Samuel Finkelstein and Ricardo Penfold.

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information about the other accounts managed by the GSAM portfolio managers as of December 31, 2010.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Samuel Finkelstein	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	157 127 1,862	$ $ $	44,684 million 51,177 million 214,076 million	0 25 32	$ $ $	0 7,307 million 8,190 million

Ricardo Penfold	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	28 24 91	$ $ $	10,969 million 14,888 million 44,129 million	0 11 0	$ $ $	0 3,796 million 0

Please note that all of GSAM’s fixed-income portfolios are managed on a team basis. While lead portfolio managers may be associated with accounts in their specific strategy, the entire team is familiar with our general strategies and objectives and multiple individuals are involved in the management of a portfolio. GSAM believes this approach ensures a high degree of continuity of portfolio management style and knowledge.

For each portfolio manager listed above the total number of accounts managed is a reflection of accounts within the strategy they oversee or manage, as well as accounts which participate in the sector they manage. There are multiple portfolio managers involved with each account.

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for this Portfolio is the MSCI All Country World Index ex-USA.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing the Portfolio as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership of the Portfolio

Messrs. Finkelstein and Penfold do not own shares of the subadvised Portfolio.

Thrivent Partner International Stock Portfolio

Investment decisions for the Thrivent Partner International Stock Portfolio are made by Mercator Asset Management, LP, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486 (“Mercator”) and Principal Global Investors, LLC (“Principal”). Mercator is a limited partnership organized under the laws of Delaware. Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2010, Mercator managed approximately $7.3 billion in assets including separate accounts, commingled funds and a mutual fund. Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent International Stock Portfolio and developing and executing the Portfolio’s investment program.

Principal Global Investors, LLC is located at 801 Grand Avenue, Des Moines, Iowa, 50392, and assumed subadvisory responsibility for a portion of the Thrivent Partner International Stock Fund on February 28, 2007. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $232.4 billion in assets under management as of December 31, 2010.

Mercator Portfolio Managers

The Mercator portion of Thrivent Partner International Stock Portfolio is managed by James E. Chaney and Peter F. Spano.

Other Accounts Managed by the Mercator Portfolio Managers

The following table provides information about the other accounts managed by the Mercator portfolio management team of James E. Chaney and Peter F. Spano as of December 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets
Registered Investment Companies:	4	$610,621,364
Other Pooled Investment Vehicles:	2	$1,900,553,838
Other Accounts:	28	$4,802,412,377

One of the “other accounts” listed above has a performance-based fee and has assets of $151,441,204.

Compensation

Mr. Chaney and Mr. Spano receive compensation that is equal to a pre-determined pro-rata share of Mercator’s net profitability. These pre-determined pro-rata shares are dependent upon their length of tenure with the firm, their level of responsibility and overall contribution. It is the only form of compensation that they receive and is very dependent upon the firm’s asset performance. They receive no base salary, are not part of a bonus system and receive no deferred compensation.

Conflicts of Interest

Mercator, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interest of its clients. In order to comply with this duty, Mercator has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Ownership of the Portfolio

Neither Mr. Chaney nor Mr. Spano own shares of the subadvised Portfolio.

Principal Portfolio Managers

The Principal portion of Thrivent Partner International Stock Portfolio is managed by John Pihlblad and Mark R. Nebelung.

Other Accounts Managed by Principal Portfolio Managers

The following tables provide information about other accounts managed by the Principal portfolio managers of John Pihlblad and Mark R. Nebelung as of December 31, 2010.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
John Pihlblad	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	7 1 3	$1,786.0 million $ 78.9 million $ 444.6 million

Mark R. Nebelung	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	6 1 5	$1,779.8 million $ 78.9 million $ 532.7 million

None of the accounts listed above has performance-based advisory fees.

Compensation

Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with one-year results weighted 20% and three- and five-year results each weighted 40%. Investment performance generally comprises 60% of total variable compensation. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.

The remaining portion of incentive compensation is discretionary, based on a combination of team results and individual contributions. Discretionary compensation metrics are specifically aligned with the results of the Equities group rather than the broader Principal Financial Group. For portfolio managers and senior professionals, a portion of incentive compensation is deferred, with the majority required to be invested in equity funds managed by the team. All senior team members have substantial investments in equity funds managed by the group, including deferred compensation, retirement plans and direct personal investments.

Conflicts of Interest

Principal provides investment advisory services to numerous clients other than the subadvised Portfolio. The investment objectives and policies of these accounts may differ from those of the subadvised Portfolio. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the subadvised Portfolio and other client accounts. For example, Principal may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the subadvised Portfolio. This means that research on securities to determine the merits of including them in the subadvised Portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which Principal purchases or sells an investment for one or more private accounts and not for the Portfolio, or vice versa. To the extent the Portfolio and other clients seek to acquire the same security at about the same time, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the portfolio managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Portfolio.

Ownership of the Portfolio

Neither Mr. Pihlblad nor Mr. Nebelung own shares of the subadvised Portfolio.

Thrivent Partner Socially Responsible Stock Portfolio

Investment decisions for Thrivent Partner Socially Responsible Stock Portfolio are made by Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), which Thrivent Financial has engaged as investment subadviser for the Portfolio, and Atlanta Capital Management Company, LLC (“Atlanta Capital”), which Calvert has engaged to assist in providing investment advice to the Portfolio. Calvert is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 and has been managing mutual funds since 1976. As of December 31, 2010, Calvert managed $14 billion in assets. Atlanta Capital is located at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309 and has been managing assets since 1969 and provides investment advisory services to a broad range of institutional and individual clients. As of December 31, 2010, Atlanta Capital managed $9.8 billion in assets.

Portfolio Managers

Thrivent Partner Socially Responsible Stock Portfolio is managed by Richard B. England, CFA, William R. Hackney III, CFA and Paul J. Marshall, CFA of Atlanta Capital.

Other Accounts Managed by Portfolio Managers

The following table provides information about other accounts managed by these portfolio managers as of December 31, 2009.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
Richard B. England, CFA	Registered Investment Companies:	5	$1,659,079,462
	Other Pooled Investment Vehicles:	0	$ 0
	Other Accounts:	105	$2,340,430,067

William R. Hackney III, CFA	Registered Investment Companies:	5	$1,709,636,337
	Other Pooled Investment Vehicles:	0	$ 0
	Other Accounts:	102	$2,298,580,709

Paul J. Marshall, CFA	Registered Investment Companies:	5	$1,659,079,462
	Other Pooled Investment Vehicles:	0	$ 0
	Other Accounts:	105	$2,340,430,067

None of the accounts listed above has performance-based advisory fees.

Compensation

Portfolio manager compensation at Atlanta Capital is based, in part, on an annual salary and bonus. The salary is reviewed annually and evaluated based on industry survey data and other job responsibilities in the firm (such as heading an investment group, providing analytical support to other portfolios, or overall firm management). Atlanta Capital seeks to compensate its portfolio managers commensurate with their responsibilities and performance, and its compensation is competitive with other firms within the investment management industry.

The portfolio manager’s bonus may fluctuate from year to year. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year-end. The primary measurements of performance are one-year, three-year and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts.

Portfolio managers of Atlanta Capital also participate in a deferred compensation plan. The compensation from this plan is variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors, as described herein. This compensation consists primarily of annual stock-based compensation consisting of shares of restricted stock and/or options to purchase shares of non-voting common stock of Eaton Vance Corp., Atlanta Capital’s parent company. Certain senior executives and investment professionals are eligible to receive participation ownership interests in Atlanta Capital based entities.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and Eaton Vance Corp. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with Eaton Vance Corp. and depends primarily on Atlanta Capital’s profitability for the year.

Conflicts of Interest

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities between the Portfolio and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. Atlanta Capital has adopted brokerage allocation, trade practice and order aggregation policies and procedures to assist portfolio managers in their effort to seek the fair allocation of investment opportunities among all client accounts. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

Atlanta Capital accepts incentive fees where return expectations and the time period over which returns are measured are reasonable and agreeable to both parties. Performance-based fees may create an incentive for Atlanta Capital to make investments that are riskier or more speculative than would be the case in absence of a performance-based fee or to favor performance-based fee accounts in the allocation of investment decisions, as Atlanta Capital’s compensation may be larger than it otherwise would have been due to account performance. Due to the potential conflict of interest associated with performance-based fee accounts, Atlanta Capital has adopted procedures to monitor performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts. Additionally, the performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weighting in determining portfolio manager incentive compensation. Please note, however, that the Portfolio is not subject to a performance-based fee.

The officers and employees of Atlanta Capital and accounts in which affiliated persons have an investment interest may at times buy or sell and have positions in securities that may be those recommended for purchase or sale to investment advisory clients. In addition, Atlanta Capital and its related persons may also give advice and take action in the performance of their duties to clients that may differ from or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Atlanta Capital may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Atlanta Capital have an investment interest. Atlanta Capital seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under the firm’s Code of Ethics.

Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. Atlanta Capital has established procedures to mitigate this conflict including review of performance dispersion across all firm managed accounts, policies to monitor trading and best execution for all managed accounts and funds, and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned for the benefit of all Atlanta Capital clients and accounts.

Ownership of the Portfolio

The portfolio managers do not own shares of the subadvised Portfolio.

Thrivent Partner All Cap Growth Portfolio

Investment decisions for the Thrivent Partner All Cap Growth Portfolio are made by Calamos Advisors LLC (“Calamos”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Calamos, 2020 Calamos Court, Naperville, IL 60563, and its predecessors have been providing asset management services since 1977 and, as of December 31, 2010, managed approximately $35.4 billion in assets.

Calamos Portfolio Managers

Thrivent Partner All Cap Growth Portfolio is managed by the Calamos team of John P. Calamos, Sr., Nick P. Calamos, John P. Calamos, Jr., Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Chris Hartman and Joe Wysocki. John P. Calamos, Sr. and Nick P. Calamos lead the team as Co-Chief Investment Officers (the “Co-CIOs”), Jeff Scudieri and Jon Vacko are the team’s co-heads of research and investments, and John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are the team’s senior strategy analysts. The Co-CIOs, co-heads of research and investments and the team’s senior strategy analysts are referred to as the “Team Leaders.”

Other Accounts Managed by Calamos Portfolio Managers

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Portfolio. Information regarding these other accounts for the fiscal year ended December 31, 2010 is set forth below.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
John P. Calamos, Sr.	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Nick P. Calamos	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

John P. Calamos, Jr.	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Jeff Scudieri	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Jon Vacko	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

John Hillenbrand	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Steve Klouda	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Christopher Hartman	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Joe Wysocki	Registered Investment Companies:	25	$27,201,734,865	3	$425,543,413
	Other Pooled Investment Vehicles:	11	$1,291,379,502	1	$20,379,988
	Other Accounts:	7,655	$6,920,489,021	0	$0

Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table above does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos or any of its affiliates and these accounts.

Compensation

As of October 31, 2010, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Also, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2010, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; income growth, as measured by operating margin and return on invested capital and the corporate investment portfolio; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return relative to the industry peer group.

As of October 31, 2010, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards. Each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors.

All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan. The target annual equity awards are set at a percentage of their respective base salaries.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. Most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

Conflicts of Interest

Potential conflicts that could arise as a result of concurrent management of the subadvised portfolio and other accounts include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment advisor.

Ownership of the Portfolio

The Team Leaders do not own shares of the subadvised Portfolio.

Thrivent Partner All Cap Value Portfolio

Investment decisions for the Thrivent Partner All Cap Value Portfolio are made by OppenheimerFunds, Inc. (“OFI”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. OFI, Two World Financial Center, New York, NY 10281, has been an investment adviser since 1960 and, together with its affiliates, managed more than $182.0 billion in assets, including other mutual funds, as of December 31, 2010. OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

OFI Portfolio Managers

Thrivent Partner All Cap Value Portfolio is managed by portfolio managers John Damian and Mitch Williams.

Other Accounts Managed by OFI Portfolio Managers

The following table provides information about other accounts managed by Mr. Damian and Mr. Williams as of December 31, 2010.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
John Damian	Registered Investment Companies:	10	$6,101,873,912
	Other Pooled Investment Vehicles:	2	$35,586,307
	Other Accounts:	1	$152,897,543

Mitch Williams	Registered Investment Companies:	8	$5,797,450,865
	Other Pooled Investment Vehicles:	0	$0
	Other Accounts:	4	$220,944,146

None of the accounts listed above has a performance-based advisory fee.

Compensation

The portfolio managers are employed and compensated by the OFI. Under OFI’s compensation program for its portfolio managers, compensation is based primarily on the investment performance results of the funds and accounts managed by the portfolio managers, rather than on OFI’s financial success. This compensation structure is intended to align the portfolio managers’ interests with the success of the funds and accounts and their shareholders. OFI’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. Each portfolio managers’ compensation consisted of three elements: A base salary, an annual discretionary bonus and the eligibility to participate in long-term awards of options and appreciation rights that relate to the common stock of OFI’s holding company parent. Senior portfolio managers may also be eligible to participate in OFI’s deferred compensation plan.

To help OFI attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of OFI and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers’ compensation is not based on the total value of the Portfolio’s assets, although the Portfolio’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serves to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers. The compensation structure of the other funds and accounts managed by the portfolio managers is the same as the compensation structure of the Portfolio, described above.

Conflicts of Interest

As indicated above, each portfolio manager also manages other funds and accounts. At different times, one or more of the Portfolio’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. This conflict may occur whether the investment strategies of the other fund or account are the same as, or different from, the Portfolio’s investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OFI have the same management fee. If the management fee structure of another fund or account is more advantageous to OFI than the fee structure of the Portfolio, OFI could have an incentive to favor the other fund or account. OFI’s compliance procedures and code of ethics, however, recognize OFI’s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are reasonably designed to preclude the portfolio managers from favoring one client over another.

Ownership of the Portfolio

Neither Mr. Damian nor Mr. Williams own shares of the subadvised Portfolio.

Thrivent Partner All Cap Portfolio

Investment decisions for the Thrivent Partner All Cap Portfolio are made by Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, which serves as the subadviser for the Portfolio. Thrivent Financial has engaged Pyramis to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. Pyramis is a wholly owned subsidiary of Fidelity Management Research LLC (“FMR LLC”), which served as the sub-adviser to the Portfolio since its inception until November 12, 2006.

FMR LLC was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2010, Pyramis had approximately $37.7 billion in mutual fund assets under management.

FMR LLC, as successor by merger to Fidelity Management Research Company, is the ultimate parent company of Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

Pyramis Portfolio Managers

Thrivent Partner All Cap Portfolio is managed by John Power, Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Vincent Rivers and Chandler Willett.

Other Account Managed by Pyramis Portfolio Managers

The following table provides information relating to other accounts managed by the Pyramis portfolio managers as of December 31, 2010:

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
John Power	Registered Investment Companies:	5	$603 million	0	$0
	Other Pooled Investment Vehicles:	4	$18 million	1	$9 million
	Other Accounts:	21	$3,826 million	0	$0

Robert Bao	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	6	$504 million	0	$0
	Other Accounts:	4	$177 million	0	$0

Andrew Burzumato	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	6	$286 million	2	$84 million
	Other Accounts:	4	$31 million	0	$0

Thorsten Becker	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	3	$370 million	1	$97 million
	Other Accounts:	2	$26 million	0	$0

Jody Simes	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	3	$95 million	1	$23 million
	Other Accounts:	2	$18 million	0	$0

Arun Daniel	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	3	$246 million	1	$65 million
	Other Accounts:	1	$8 million	0	$0

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Vincent Rivers	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	6	$466 million	2	$135 million
	Other Accounts:	3	$25 million	0	$0

Chandler Willett	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	3	$241 million	1	$67 million
	Other Accounts:	2	$18 million	0	$0

None of the accounts listed above have performance-based advisory fees.

Compensation

John Power is the Lead Portfolio Manager of the Pyramis Small/Mid Cap Core strategy to which a portion of the Thrivent Partner All Cap Portfolio’s assets are allocated and receives compensation for his services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of Mr. Power’s bonus are based on (i) the general management of the Pyramis domestic equity group in his role as Senior Vice President, and (ii) the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the Lead Portfolio Manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of the Lead Portfolio Manager’s bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index. The Lead Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Vincent Rivers and Chandler Willett are co-managers of Thrivent Partners All Cap Portfolio and receive compensation for their services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts. A smaller, subjective component of the co-Manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of each co-manager’s bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index. An additional portion of each co-manager’s bonus is based on the pre-tax investment performance of the portion of the strategy’s assets each co-manager manages measured against a sector benchmark. Each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Conflicts of Interest

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Ownership of the Portfolio

The Pyramis portfolio managers do not own any shares of the subadvised Portfolio.

Thrivent Partner Socially Responsible Bond Portfolio

Investment decisions for the Thrivent Partner Socially Responsible Bond Portfolio are made by Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) (“Calvert”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Calvert is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 and has been managing mutual funds since 1976. As of December 31, 2010, Calvert managed $14 billion in assets.

Calvert Portfolio Manager

Thrivent Partner Socially Responsible Bond Portfolio is lead-managed by Mr. Gregory Habeeb.

Other Accounts Managed by Calvert Portfolio Manager

The following table provides information about other accounts managed by Mr. Habeeb as of December 31, 2010.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	11	$7,834,821,520
• other pooled investment vehicles:	0	0
• other accounts:	0	0

None of the accounts listed above has a performance-based advisory fee.

Compensation

The portfolio manager’s compensation consists of a salary and annual bonus. The salary, which is competitive with industry peers and standards, is determined annually and is based on the manager’s experience and responsibilities. The bonus is based on short- and long-term performance of the fund(s) managed relative to the respective passive index disclosed in the applicable fund prospectus and an active benchmark.

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Calvert portfolio managers are aware of and abide by Calvert’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategies, but with different fee structures, is periodically examined by Calvert to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

Ownership of the Portfolio

Mr. Habeeb does not own shares of the subadvised Portfolio.

Affiliated Persons

The following officers of Thrivent Financial, the Fund’s investment adviser, are, as officers of the Fund, affiliated with the Fund:

Affiliated Person	Position with Fund	Position with Thrivent Financial

Russell W. Swansen	President	Senior Vice President and Chief Investment Officer

David S. Royal	Secretary and Chief Legal Officer	Vice President and Managing Counsel

Ted S. Dryden	Chief Compliance Officer	Chief Compliance Officer

Janice M. Guimond	Vice President	Vice President, Investment Operations

Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer	Vice President, Mutual Fund Accounting

Karl D. Anderson	Vice President	Vice President, Products

Kathleen M. Koelling	Anti-Money Laundering Officer	Privacy and Anti-Money Laundering Officer; Senior Counsel

Advisory and Subadvisory Agreements

The investment advisory agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or Thrivent Life and all other expenses of the Fund (other than those assumed by Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders’ reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund’s custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders’ meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Directors. The vote for approval must include the approval of a majority of the Directors who are not interested persons (as defined in the 1940 Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. With respect to a particular Portfolio, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Directors or by the vote of a majority of the outstanding shares of such Portfolio. The adviser may terminate the agreement on 60 days written notice to the Fund.

Advisory Fees

Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.

Thrivent Aggressive Allocation Portfolio	Portfolio assets invested in all asset types (including Thrivent mutual funds)
	$0-$500 million	0.15%
	More than $500 million but less than $2 billion	0.125%
	More than $2 billion	0.10%

	Portfolio assets invested in assets other than Thrivent mutual funds	0.60%

Thrivent Moderately Aggressive Allocation Portfolio	Portfolio assets invested in all asset types (including Thrivent mutual funds)
	$0-$500 million	0.15%
	More than $500 million but less than $2 billion	0.125%
	More than $2 billion	0.10%

	Portfolio assets invested in assets other than Thrivent mutual funds	0.55%

Thrivent Moderate Allocation Portfolio	Portfolio assets invested in all asset types (including Thrivent mutual funds)
	$0-$500 million	0.15%
	More than $500 million but less than $2 billion	0.125%
	More than $2 billion	0.10%

	Portfolio assets invested in assets other than Thrivent mutual funds	0.50%

Thrivent Moderately Conservative Allocation Portfolio	Portfolio assets invested in all asset types (including Thrivent mutual funds)
	$0-$500 million	0.15%
	More than $500 million but less than $2 billion	0.125%
	More than $2 billion	0.10%

	Portfolio assets invested in assets other than Thrivent mutual funds	0.45%

Thrivent Partner Technology Portfolio	All assets	0.75%

Thrivent Partner Healthcare Portfolio	$0 - $50 million More than $50 million	0.95% 0.90%

Thrivent Partner Natural Resources Portfolio	$0 - $50 million More than $50 million	0.75% 0.725%

Thrivent Partner Emerging Markets Portfolio	$0 - $50 million More than $50 million	1.20% 1.07%

Thrivent Real Estate Securities Portfolio	$0 - $500 million More than $500 million	0.80% 0.75%

Thrivent Partner Utilities Portfolio	$0 - $50 million More than $50 million	0.75% 0.725%

Thrivent Partner Small Cap Growth Portfolio	$0-$500 million More than $500 million	1.00% 0.90%

Thrivent Partner Small Cap Value Portfolio	All assets	0.80%

Thrivent Small Cap Stock Portfolio	$0-$200 million More than $200 million but not over $1 billion More than $1 billion but not over $2.5 billion More than $2.5 billion but not over $5 billion More than $5 billion	0.70% 0.65% 0.60% 0.55% 0.525%

Thrivent Small Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

		0.35% 0.30% 0.25% 0.20% 0.15% 0.10%

Thrivent Mid Cap Growth Portfolio II	$0-$500 million More than $500 million	0.90% 0.80%

Thrivent Mid Cap Growth Portfolio	All assets	0.40%

Thrivent Partner Mid Cap Value Portfolio	$0-$200 million More than $200 million	0.75% 0.70%

Thrivent Mid Cap Stock Portfolio	$0-$200 million More than $200 million but not over $1 billion More than $1 billion but not over $2.5 billion More than $2.5 billion but not over $5 billion More than $5 billion	0.70% 0.65% 0.60% 0.55% 0.525%

Thrivent Mid Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

0.35% 0.30% 0.25% 0.20% 0.15% 0.10%

Thrivent Partner Worldwide Allocation Portfolio	$0-$250 million More than $250 million	0.90% 0.85%

Thrivent Partner International Stock Portfolio	$0-$500 million More than $500 million but not over $1 billion More than $1 billion but not over $1.5 billion More than $1.5 billion	0.85% 0.80% 0.75% 0.70%

Thrivent Partner Socially Responsible Stock Portfolio	$0-$50 million More than $50 million	0.80% 0.775%

Thrivent Partner All Cap Growth Portfolio	$0-$250 million More than $250 million	0.95% 0.90%

Thrivent Partner All Cap Value Portfolio	$0-$50 million More than $50 million	0.75% 0.70%

Thrivent Partner All Cap Portfolio	$0-$500 million More than $500 million	0.95% 0.90%

Thrivent Large Cap Growth Portfolio II	$0-$500 million More than $500 million	0.80% 0.70%

Thrivent Large Cap Growth Portfolio	All assets	0.40%

Thrivent Partner Growth Stock Portfolio	$0-$500 million More than $500 million	0.80% 0.70%

Thrivent Large Cap Value Portfolio	All assets	0.60%

Thrivent Large Cap Stock Portfolio	$0-$500 million More than $500 million but not over $750 million More than $750 million but not over $1 billion More than $1 billion but not over $2.5 billion	0.65% 0.575% 0.55% 0.475%
	More than $2.5 billion but not over $5 billion More than $5 billion	0.45% 0.425%

Thrivent Large Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

0.35% 0.30% 0.25% 0.20% 0.15% 0.10%

Thrivent Equity Income Plus Portfolio	$0-$250 million More than $250 million	0.65% 0.60%

Thrivent Balanced Portfolio	$0-$250 million More than $250 million	0.35% 0.30%

Thrivent High Yield Portfolio	All assets	0.40%

Thrivent Diversified Income Plus Portfolio	All assets	0.40%

Thrivent Partner Socially Responsible Bond Portfolio	$0-$50 million More than $50 million	0.70% 0.675%

Thrivent Income Portfolio	All assets	0.40%

Thrivent Bond Index Portfolio	$0-$250 million	0.35%
	More than $250 million but not over $500 million	0.30%
	More than $500 million but not over $1 billion	0.25%
	More than $1 billion but not over $1.5 billion	0.20%
	More than $1.5 billion but not over $2 billion	0.15%
	More than $2 billion	0.10%

Thrivent Limited Maturity Bond Portfolio	All assets	0.40%

Thrivent Mortgage Securities Portfolio	All assets	0.50%

Thrivent Money Market Portfolio	All assets	0.40%

As of April 30, 2011, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Percentage
Thrivent Partner Small Cap Growth Portfolio	0.10%
Thrivent Mid Cap Growth Portfolio II	0.30%
Thrivent Partner International Stock Portfolio	0.08%
Thrivent Partner All Cap Portfolio	0.20%
Thrivent Large Cap Growth Portfolio II	0.15%
Thrivent Partner Growth Stock Portfolio	0.10%
Thrivent Money Market Portfolio	0.10%

As of April 30, 2011, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Percentage	Expiration Date
Thrivent Aggressive Allocation Portfolio	0.89%	5/11/2011
Thrivent Moderately Aggressive Allocation Portfolio	0.83%	5/11/2011
Thrivent Moderate Allocation Portfolio	0.77%	5/11/2011
Thrivent Moderately Conservative Allocation Portfolio	0.73%	5/11/2011
Thrivent Partner Healthcare Portfolio	1.25%	4/30/2012
Thrivent Partner Natural Resources Portfolio	1.19%	4/30/2012
Thrivent Partner Emerging Markets Portfolio	1.40%	4/30/2012
Thrivent Partner Utilities Portfolio	0.90%	4/30/2012
Thrivent Partner Worldwide Allocation Portfolio	1.00%	4/30/2012
Thrivent Partner Socially Responsible Stock Portfolio	0.98%	4/30/2012
Thrivent Partner All Cap Growth Portfolio	1.00%	4/30/2012
Thrivent Partner All Cap Value Portfolio	0.98%	4/30/2012
Thrivent Equity Income Plus Portfolio	0.85%	4/30/2012
Thrivent Partner Socially Responsible Bond Portfolio	0.68%	4/30/2012

During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.

Portfolio	12/31/10	12/31/09	12/31/08
Thrivent Aggressive Allocation Portfolio	$1,724,343	$796,211	$670,907
Thrivent Moderately Aggressive Allocation Portfolio	5,493,706	2,629,897	2,190,139
Thrivent Moderate Allocation Portfolio	6,884,566	3,434,610	2,778,658

Portfolio	12/31/10	12/31/09	12/31/08
Thrivent Moderately Conservative Allocation Portfolio	$3,162,393	$1,503,065	$1,119,071
Thrivent Partner Technology Portfolio	235,937	197,123	312,020
Thrivent Partner Healthcare Portfolio[1]	150,445	96,239	35,911
Thrivent Partner Natural Resources Portfolio[1]	173,364	95,017	33,983
Thrivent Partner Emerging Markets Portfolio[1]	309,700	102,776	61,408
Thrivent Real Estate Securities Portfolio	2,389,335	1,532,404	2,464,754
Thrivent Partner Utilities Portfolio[1]	52,205	38,110	21,852
Thrivent Partner Small Cap Growth Portfolio	1,752,328	1,256,243	1,539,792
Thrivent Partner Small Cap Value Portfolio	1,956,116	1,423,208	1,510,849
Thrivent Small Cap Stock Portfolio	1,821,134	1,888,772	2,504,916
Thrivent Small Cap Index Portfolio	710,544	631,833	971,320
Thrivent Mid Cap Growth Portfolio II	1,226,107	888,391	326,081
Thrivent Mid Cap Growth Portfolio	1,497,500	1,243,148	2,067,746
Thrivent Partner Mid Cap Value Portfolio	1,527,351	1,046,099	876,503
Thrivent Mid Cap Stock Portfolio	3,039,291	2,835,161	2,757,835
Thrivent Mid Cap Index Portfolio	306,186	267,465	401,742
Thrivent Partner Worldwide Allocation Portfolio[1]	3,317,450	1,443,248	513,988
Thrivent Partner International Stock Portfolio	6,923,752	6,420,970	9,494,762
Thrivent Partner Socially Responsible Stock Portfolio[1]	32,675	28,016	22,813
Thrivent Partner All Cap Growth Portfolio[1]	85,777	39,600	24,234
Thrivent Partner All Cap Value Portfolio[1]	46,622	25,084	19,369
Thrivent Partner All Cap Portfolio	570,191	528,663	841,564
Thrivent Large Cap Growth Portfolio II	2,828,640	2,682,731	284,529
Thrivent Large Cap Growth Portfolio	3,835,501	3,597,706	7,519,677
Thrivent Partner Growth Stock Portfolio	464,648	435,644	691,018
Thrivent Large Cap Value Portfolio	4,476,658	4,012,409	5,271,301
Thrivent Large Cap Stock Portfolio	3,810,084	3,341,104	5,030,806
Thrivent Large Cap Index Portfolio	1,090,682	1,042,509	1,553,315
Thrivent Equity Income Plus Portfolio[1]	396,100	283,386	203,210
Thrivent Balanced Portfolio	938,495	918,460	1,292,500
Thrivent High Yield Portfolio	3,123,696	2,722,957	2,962,552
Thrivent Diversified Income Plus Portfolio	378,000	308,604	425,419
Thrivent Partner Socially Responsible Bond Portfolio[1]	49,936	46,242	32,270
Thrivent Income Portfolio	5,115,027	4,594,590	5,179,221
Thrivent Bond Index Portfolio	571,556	556,154	700,783
Thrivent Limited Maturity Bond Portfolio	4,834,491	3,925,706	3,972,302
Thrivent Mortgage Securities Portfolio	165,431	156,433	213,475
Thrivent Money Market Portfolio	821,157	2,355,594	3,032,512

[1]	The Portfolio commenced operations on April 30, 2008.

The next table shows the total expenses reimbursed with respect to the Portfolios for the last three fiscal years.

Portfolio	12/31/10	12/31/09	12/31/08
Thrivent Aggressive Allocation Portfolio	$238,364	$91,902	$—
Thrivent Moderately Aggressive Allocation Portfolio	—	—	—
Thrivent Moderate Allocation Portfolio	—	—	—
Thrivent Moderately Conservative Allocation Portfolio	—	—	—
Thrivent Partner Technology Portfolio	—	4,062	7,946

Portfolio	12/31/10	12/31/09	12/31/08
Thrivent Partner Healthcare Portfolio[1]	$49,760	$72,123	$28,033
Thrivent Partner Natural Resources Portfolio[1]	19,930	65,064	31,050
Thrivent Partner Emerging Markets Portfolio[1]	96,795	120,372	60,600
Thrivent Real Estate Securities Portfolio	—	20,939	38,601
Thrivent Partner Utilities Portfolio[1]	109,719	111,507	41,188
Thrivent Partner Small Cap Growth Portfolio	175,232	149,115	179,090
Thrivent Partner Small Cap Value Portfolio	—	12,265	27,933
Thrivent Small Cap Stock Portfolio	—	11,053	77,641
Thrivent Small Cap Index Portfolio	—	5,831	9,930
Thrivent Mid Cap Growth Portfolio II	408,702	361,949	187,555
Thrivent Mid Cap Growth Portfolio	—	10,850	88,872
Thrivent Partner Mid Cap Value Portfolio	—	12,628	24,570
Thrivent Mid Cap Stock Portfolio	—	14,193	68,187
Thrivent Mid Cap Index Portfolio	—	3,241	5,014
Thrivent Partner Worldwide Allocation Portfolio[1]	177,486	313,694	143,744
Thrivent Partner International Stock Portfolio	651,214	485,689	922,548
Thrivent Partner Socially Responsible Stock Portfolio[1]	108,191	107,835	34,882
Thrivent Partner All Cap Growth Portfolio[1]	113,446	116,424	42,107
Thrivent Partner All Cap Value Portfolio[1]	110,619	123,321	47,331
Thrivent Partner All Cap Portfolio	120,041	113,346	181,591
Thrivent Large Cap Growth Portfolio II	883,950	1,004,866	145,626
Thrivent Large Cap Growth Portfolio	—	11,763	66,316
Thrivent Partner Growth Stock Portfolio	58,081	56,320	92,173
Thrivent Large Cap Value Portfolio	—	12,895	50,631
Thrivent Large Cap Stock Portfolio	—	33,221	70,630
Thrivent Large Cap Index Portfolio	—	6,931	16,708
Thrivent Equity Income Plus Portfolio[1]	25,405	60,835	11,430
Thrivent Balanced Portfolio	—	12,470	66,887
Thrivent High Yield Portfolio	—	9,560	126,240
Thrivent Diversified Income Plus Portfolio	—	13,623	18,239
Thrivent Partner Socially Responsible Bond Portfolio[1]	121,669	121,173	45,335
Thrivent Income Portfolio	68,184	66,788	116,712
Thrivent Bond Index Portfolio	—	15,248	74,138
Thrivent Limited Maturity Bond Portfolio	75,914	63,325	109,741
Thrivent Mortgage Securities Portfolio	—	3	4
Thrivent Money Market Portfolio	378,579	608,993	758,128

[1]	The Portfolio commenced operations on April 30, 2008.

Investment Subadvisory Fees

Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Technology Portfolio. The fee payable is equal to 0.45% of the Portfolio’s average daily net assets. GSAM was paid $62,793 for its subadvisory services in the year ended December 31, 2009 and $141,562 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Sectoral an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Healthcare Portfolio. The fee payable is equal to 0.65% of the first $50 million of average daily net asset managed by Sectoral; 0.60% of the next $50 million of average daily net assets managed by Sectoral; 0.40% of the next $150 million of average daily net assets managed by Sectoral; and 0.35% of all of the average daily net assets managed by Sectoral in excess of $250 million. Sectoral was paid $24,571 for its subadvisory services in the year ended December 31, 2008, $65,848 for its subadvisory services in the year ended December 31, 2009 and $102,936 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Aberdeen an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Portfolio. The fee payable is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen; 0.72% of the next $50 of average daily net assets managed by Aberdeen; and 0.68% of all average daily net assets managed by Aberdeen in excess of $100 million. For purposes of calculating these breakpoints, the average daily net assets managed by Aberdeen are aggregated with the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Fund managed by Aberdeen. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. Aberdeen was paid $104,791 for its subadvisory services in the year ended December 31, 2008, $269,207 for its subadvisory services in the year ended December 31, 2009 and $635,429 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Turner an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Small Cap Growth Portfolio. With respect to the portfolio assets that are invested in companies that have market capitalizations that fall within the bottom half of the portfolio’s benchmark index, the Russell 2000® Growth Index (the “microcap portion”), the fee payable is equal to 0.80% of the average daily net assets in that portion. With respect to the portfolio assets other than the microcap portion (the “other portion”), the fee payable on the other portion is equal to 0.65% of the average daily net assets when the entire portfolio assets (including the microcap portion) (the “entire assets”) are no greater than $100 million, 0.60% of the average daily net assets when the entire assets are greater than $100 million but no greater than $350 million, and 0.575% of the average daily net assets when the entire assets are greater than $350 million. For purposes of calculating these breakpoints, the average daily net assets managed by Turner are aggregated with the average daily net assets of the Thrivent Partner Small Cap Growth Fund (including the microcap portion of that Fund) managed by Turner. This Fund is a series of Thrivent Mutual Funds. Turner was paid $689,238 for its subadvisory services in the year ended December 31, 2008, $655,020 for its subadvisory services in the year ended December 31, 2009 and $1,119,466 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Small Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Value Portfolio’s average daily net assets. The subadvisory fee is equal to 0.60% of average daily net assets. T. Rowe Price was paid $1,133,137 for its subadvisory services in the year ended December 31, 2008, $1,067,406 for its subadvisory services in the year ended December 31, 2009 and $1,467,087 for its subadvisory services in the year ended December 31, 2010.

In addition, Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Growth Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Growth Stock Portfolio’s average daily net assets. The subadvisory fee is equal to 0.40% of average daily net assets up to $500 million and 0.35% of the average daily net assets over $500 million. T. Rowe Price was paid $345,509 for its subadvisory services in the year ended December 31, 2008, $217,822 for its subadvisory services in the year ended December 31, 2009 and $232,324 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Mid Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Mid Cap Value Portfolio’s average daily net assets. The subadvisory fee is equal to 0.50% of average daily net assets up to $200 million and 0.45% of average daily net assets over $200 million. For purposes of calculating this breakpoint, the average daily net assets of the Thrivent Partner Mid Cap Value Portfolio are aggregated with the average daily net assets of the Thrivent Partner Mid Cap Value Fund, a series of the Thrivent Mutual Funds, for which GSAM also acts as subadviser. GSAM was paid $583,696 for its subadvisory services in the year ended December 31, 2008, $688,698 for its subadvisory services in the year ended December 31, 2009 and $980,586 for its subadvisory services in the year ended December 31, 2010.

In addition, Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio. The fee payable is equal to 0.55% of the first $50 million of Thrivent Partner Worldwide Allocation Portfolio’s average daily net assets managed by GSAM; 0.50% of the next $200 million of the Portfolio’s average daily net assets managed by GSAM; and 0.45% of all of the Portfolio’s average daily net assets managed by GSAM in excess of $250 million. For purposes of calculating these breakpoints, the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Portfolio managed by GSAM are aggregated with the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Fund managed by GSAM. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. GSAM was paid $33,836 for its subadvisory services in the year ended December 31, 2008, $85,650 for its subadvisory services in the year ended December 31, 2009 and $193,198 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Mercator an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Worldwide Allocation Portfolio and the Thrivent Partner International Stock Portfolio. The fee payable is equal to a percentage of the average daily net assets subadvised by Mercator. The subadvisory fee is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of average daily net assets over $25 million but not over $50 million, 0.55% of average daily net assets over $50 million but not over $75 million, 0.50% of average daily net assets over $75 million but not over $300 million, 0.40% of average daily net assets over $300 million but not over $500 million and 0.20% of average daily net assets over $500 million. For purposes of calculating these breakpoints, the average daily net assets managed by Mercator are aggregated with the average daily net assets of the portions of Thrivent Partner Worldwide Allocation Fund and Thrivent Partner International Stock Fund managed by Mercator. These Funds are series of Thrivent Mutual Funds. Mercator was paid $2,168,357 for its subadvisory services in the year ended December 31, 2008, $1,788,976 for its subadvisory services in the year ended December 31, 2009 and $1,984,974 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Principal an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner International Stock Portfolio. The fee payable is equal to a percentage of the average daily net assets subadvised by Principal. The fee payable is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million of average daily net assets and 0.25% of average daily net assets over $1 billion. For purposes of calculating these breakpoints, the average daily net assets managed by Principal are aggregated with the average daily net assets of the portions of Thrivent Partner Worldwide Allocation Fund and Thrivent Partner International Stock Fund managed by Principal. These Funds are series of Thrivent Mutual Funds. Principal was paid $1,925,255 for its subadvisory services in the year ended December 31, 2008, $1,436,610 for its subadvisory services in the year ended December 31, 2009 and $1,737,339 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Victory an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio. The fee payable is equal to 0.95% of the first $25 million of the Portfolio’s average daily net assets managed by Victory; 0.85% of the next $75 of the Portfolio’s average daily net assets managed by Victory; and 0.80% of all of the Portfolio’s average daily net assets managed by Victory in excess of $100 million. For purposes of calculating these breakpoints, the average daily net assets managed by Victory are aggregated with the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Fund managed by Victory. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. Victory was paid $74,992 for its subadvisory services in the year ended December 31, 2008, $206,771 for its subadvisory services in the year ended December 31, 2009 and $494,910 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Calvert an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Socially Responsible Stock Portfolio. The fee payable is equal to 0.50% of the first $50 million of average daily net asset managed by Calvert; 0.475% of the next $50 million of average daily net assets managed by Calvert; 0.45% of the next $50 million of average daily net assets managed by Calvert; 0.425% of the next $100 million of average daily net assets managed by Calvert; and 0.40% of all of the average daily net assets managed by Calvert in excess of $250 million. With respect to this Portfolio, Calvert was paid $14,258 for its subadvisory services in the year ended December 31, 2008, $17,510 for its subadvisory services in the year ended December 31, 2009 and $20,422 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Calamos an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner All Cap Growth Portfolio. The fee payable is equal to 0.65% of Thrivent Partner All Cap

Growth Portfolio’s average daily net assets managed by Calamos. Calamos was paid $16,581 for its subadvisory services in the year ended December 31, 2008, $27,095 for its subadvisory services in the year ended December 31, 2009 and $58,690 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays OFI an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner All Cap Value Portfolio. The fee payable is equal to 0.45% of the first $50 million of average daily net asset managed by OFI; 0.40% of the next $200 million of average daily net assets managed by OFI; and 0.35% of all of the average daily net assets managed by OFI in excess of $250 million. OFI was paid $11,621 for its subadvisory services in the year ended December 31, 2008, $15,050 for its subadvisory services in the year ended December 31, 2009 and $27,973 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Pyramis an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner All Cap Portfolio. The fee payable is equal to a percentage of the Thrivent Partner All Cap Portfolio’s average daily net assets. The subadvisory fee is equal to 0.60% of average daily net assets up to $100 million, 0.55% of average daily net assets over $100 million but not over $500 million, 0.50% of average daily net assets over $500 million but not over $750 million, and 0.45% of average daily net assets over $750 million. Pyramis was paid $530,411 for its subadvisory services in the year ended December 31, 2008, $333,893 for its subadvisory services in the year ended December 31, 2009 and $360,121 for its subadvisory services in the year ended December 31, 2010.

Thrivent Financial pays Calvert an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Socially Responsible Bond Portfolio. The fee payable is equal to 0.40% of the first $50 million of average daily net asset managed by Calvert; 0.375% of the next $50 million of average daily net assets managed by Calvert; 0.35% of the next $50 million of average daily net assets managed by Calvert; 0.325% of the next $100 million of average daily net assets managed by Calvert; and 0.30% of all of the average daily net assets managed by Calvert in excess of $250 million. With respect to this Portfolio, Calvert was paid $18,440 for its subadvisory services in the year ended December 31, 2008, $26,424 for its subadvisory services in the year ended December 31, 2009 and $28,535 for its subadvisory services in the year ended December 31, 2010.

Code of Ethics

The Fund, Thrivent Financial and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act and the Investment Advisers Act of 1940. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Fund has adopted the proxy voting policies of Thrivent Financial and Thrivent Asset Management, LLC. Those policies and the proxy voting policies of each subadviser (or a description thereof) are included in Appendix A. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-4836. You may also review this information at the Thrivent Financial website (www.thrivent.com) or the SEC website (www.sec.gov).

OTHER SERVICES

Custodian

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, an independent registered public accounting firm, provides professional services to the Fund, including audits of the Fund’s annual financial statements, assistance and consultation in connection with tax matters, Securities and Exchange Commission filings, and preparation, review and signing of the annual income tax returns filed on behalf of the Fund.

Administration Contract

Up until January 1, 2009, Thrivent Financial provided administrative personnel and services necessary to operate the Portfolios on a daily basis for a fee equal to 0.03 percent of the Portfolios’ average daily net assets. As of January 1, 2009, Thrivent Financial provides both administrative and accounting services to the Portfolios under one contract, an Administrative Services Agreement (the “Combined Agreement”). Under the Combined Agreement, each Portfolio pays Thrivent Financial an annual fee equal to the sum of $80,000 plus 0.02 percent of the Portfolio’s average daily net assets for both administrative and accounting services.

The total dollar amounts paid to Thrivent Financial for administrative services for the fiscal year ended December 31, 2008 are disclosed in the immediate table below. Payments made under the Combined Agreement for the fiscal years ended December 31, 2010 and December 31, 2009 are disclosed in the table immediately following the table below.

Portfolio	12/31/08
Thrivent Aggressive Allocation Portfolio	$134,274
Thrivent Moderately Aggressive Allocation Portfolio	495,633
Thrivent Moderate Allocation Portfolio	636,878
Thrivent Moderately Conservative Allocation Portfolio	238,577
Thrivent Partner Technology Portfolio	12,481
Thrivent Partner Healthcare Portfolio[1]	1,134
Thrivent Partner Natural Resources Portfolio[1]	1,359
Thrivent Partner Emerging Markets Portfolio[1]	1,535
Thrivent Real Estate Securities Portfolio	92,428
Thrivent Partner Utilities Portfolio[1]	874
Thrivent Partner Small Cap Growth Portfolio	46,194
Thrivent Partner Small Cap Value Portfolio	56,657
Thrivent Small Cap Stock Portfolio	110,996
Thrivent Small Cap Index Portfolio	85,339
Thrivent Mid Cap Growth Portfolio II	10,869
Thrivent Mid Cap Growth Portfolio	155,081
Thrivent Partner Mid Cap Value Portfolio	35,060
Thrivent Mid Cap Stock Portfolio	122,669
Thrivent Mid Cap Index Portfolio	34,435
Thrivent Partner Worldwide Allocation Portfolio[1]	17,133
Thrivent Partner International Stock Portfolio	351,007
Thrivent Partner Socially Responsible Stock Portfolio[1]	856
Thrivent Partner All Cap Growth Portfolio[1]	765
Thrivent Partner All Cap Value Portfolio[1]	775
Thrivent Partner All Cap Portfolio	26,576
Thrivent Large Cap Growth Portfolio II	10,670
Thrivent Large Cap Growth Portfolio	563,976
Thrivent Partner Growth Stock Portfolio	25,913
Thrivent Large Cap Value Portfolio	263,565
Thrivent Large Cap Stock Portfolio	244,781
Thrivent Large Cap Index Portfolio	144,266
Thrivent Equity Income Plus Portfolio[1]	9,379
Thrivent Balanced Portfolio	116,750
Thrivent High Yield Portfolio	222,191

Portfolio	12/31/08
Thrivent Diversified Income Plus Portfolio	$31,906
Thrivent Partner Socially Responsible Bond Portfolio[1]	1,383
Thrivent Income Portfolio	388,442
Thrivent Bond Index Portfolio	60,067
Thrivent Limited Maturity Bond Portfolio	297,923
Thrivent Mortgage Securities Portfolio	12,809
Thrivent Money Market Portfolio	227,438

[1]	The Portfolio commenced operations on April 30, 2008.

Payments made under the Combined Agreement for administrative and accounting services for the fiscal years ended December 31, 2010 and December 31, 2009 are as follows:

Portfolio	12/31/10	12/31/09
Thrivent Aggressive Allocation Portfolio	$183,888	$161,015
Thrivent Moderately Aggressive Allocation Portfolio	515,684	394,364
Thrivent Moderate Allocation Portfolio	687,377	501,778
Thrivent Moderately Conservative Allocation Portfolio	339,686	251,305
Thrivent Partner Technology Portfolio	86,291	85,256
Thrivent Partner Healthcare Portfolio	83,167	82,026
Thrivent Partner Natural Resources Portfolio	84,623	82,533
Thrivent Partner Emerging Markets Portfolio	85,162	81,713
Thrivent Real Estate Securities Portfolio	139,733	118,310
Thrivent Partner Utilities Portfolio	81,392	81,016
Thrivent Partner Small Cap Growth Portfolio	115,046	105,125
Thrivent Partner Small Cap Value Portfolio	128,903	115,580
Thrivent Small Cap Stock Portfolio	132,958	135,039
Thrivent Small Cap Index Portfolio	120,602	116,105
Thrivent Mid Cap Growth Portfolio II	107,247	99,742
Thrivent Mid Cap Growth Portfolio	154,875	142,157
Thrivent Partner Mid Cap Value Portfolio	120,729	107,896
Thrivent Mid Cap Stock Portfolio	170,440	164,159
Thrivent Mid Cap Index Portfolio	97,496	95,284
Thrivent Partner Worldwide Allocation Portfolio	155,116	112,073
Thrivent Partner International Stock Portfolio	246,844	234,274
Thrivent Partner Socially Responsible Stock Portfolio	80,817	80,700
Thrivent Partner All Cap Growth Portfolio	81,806	80,833
Thrivent Partner All Cap Value Portfolio	81,243	80,668
Thrivent Partner All Cap Portfolio	92,004	91,130
Thrivent Large Cap Growth Portfolio II	150,716	147,068
Thrivent Large Cap Growth Portfolio	271,775	259,885
Thrivent Partner Growth Stock Portfolio	91,616	90,891
Thrivent Large Cap Value Portfolio	229,222	213,747
Thrivent Large Cap Stock Portfolio	199,481	183,663
Thrivent Large Cap Index Portfolio	144,379	141,179
Thrivent Equity Income Plus Portfolio	92,188	88,720
Thrivent Balanced Portfolio	134,233	132,959
Thrivent High Yield Portfolio	236,185	216,148
Thrivent Diversified Income Plus Portfolio	98,900	95,430
Thrivent Partner Socially Responsible Bond Portfolio	81,427	81,321
Thrivent Income Portfolio	335,751	309,730
Thrivent Bond Index Portfolio	112,660	111,780

Portfolio	12/31/10	12/31/09
Thrivent Limited Maturity Bond Portfolio	$321,725	$276,285
Thrivent Mortgage Securities Portfolio	86,617	86,257
Thrivent Money Market Portfolio	121,058	197,780

Accounting Services Agreement

Up until January 1, 2009, Thrivent Financial provided certain accounting and pricing services to the Portfolios under an accounting services agreement. These services included calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Portfolios.

As of January 1, 2009, Thrivent Finanical provides both these accounting services and other administrative services to the Portfolios under the Combined Agreement. Under the Combined Agreement, each Portfolio pays Thrivent Financial an annual fee equal to the sum of $80,000 plus 0.02 percent of the Portfolio’s average daily net assets for both accounting and administrative services.

The payments for the fiscal year ended December 31, 2008 under the previous accounting services agreement are shown below. Payments made under the Combined Agreement for the fiscal years ended December 31, 2010 and December 31, 2009 are disclosed in the table immediately preceding this “Accounting Services Agreement” section.

Portfolio	12/31/08
Thrivent Aggressive Allocation Portfolio	$27,996
Thrivent Moderately Aggressive Allocation Portfolio	53,004
Thrivent Moderate Allocation Portfolio	60,996
Thrivent Moderately Conservative Allocation Portfolio	32,004
Thrivent Partner Technology Portfolio	18,000
Thrivent Partner Healthcare Portfolio[1]	15,336
Thrivent Partner Natural Resources Portfolio[1]	15,336
Thrivent Partner Emerging Markets Portfolio[1]	22,664
Thrivent Real Estate Securities Portfolio	33,000
Thrivent Partner Utilities Portfolio[1]	15,336
Thrivent Partner Small Cap Growth Portfolio	24,996
Thrivent Partner Small Cap Value Portfolio	26,004
Thrivent Small Cap Stock Portfolio	36,996
Thrivent Small Cap Index Portfolio	42,000
Thrivent Mid Cap Growth Portfolio II	16,992
Thrivent Mid Cap Growth Portfolio	54,996
Thrivent Partner Mid Cap Value Portfolio	20,004
Thrivent Mid Cap Stock Portfolio	32,004
Thrivent Mid Cap Index Portfolio	24,996
Thrivent Partner Worldwide Allocation Portfolio[1]	30,000
Thrivent Partner International Stock Portfolio	92,004
Thrivent Partner Socially Responsible Stock Portfolio[1]	15,336
Thrivent Partner All Cap Growth Portfolio[1]	15,336
Thrivent Partner All Cap Value Portfolio[1]	15,336
Thrivent Partner All Cap Portfolio	20,004
Thrivent Large Cap Growth Portfolio II	17,004
Thrivent Large Cap Growth Portfolio	144,996

Portfolio	12/31/08
Thrivent Partner Growth Stock Portfolio	$21,000
Thrivent Large Cap Value Portfolio	51,000
Thrivent Large Cap Stock Portfolio	54,996
Thrivent Large Cap Index Portfolio	56,004
Thrivent Equity Income Plus Portfolio[1]	10,664
Thrivent Balanced Portfolio	54,000
Thrivent High Yield Portfolio	68,004
Thrivent Diversified Income Plus Portfolio	27,000
Thrivent Partner Socially Responsible Bond Portfolio[1]	15,336
Thrivent Income Portfolio	80,004
Thrivent Bond Index Portfolio	$33,996
Thrivent Limited Maturity Bond Portfolio	51,000
Thrivent Mortgage Securities Portfolio	23,004
Thrivent Money Market Portfolio	48,996

[1]	The Portfolio commenced operations on April 30, 2008.

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.

Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.

Certain subadvisers may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.

The Fund’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.

The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, the subadvisers or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.

Affiliated Transactions

Pyramis and GSAM may place trades with certain brokers with which they are under common control, provided they determine that these affiliates’ products, services and costs are comparable to those of nonaffiliated, qualified brokerage firms. Pyramis and GSAM may trade with their affiliated brokers in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.” Pyramis and GSAM also may trade with their affiliated brokers on an execution-only basis.

Brokerage Commissions

During the last three fiscal years, the Portfolios paid the following brokerage fees:

Fund	12/31/2010	12/31/2009	12/31/2008
Thrivent Aggressive Allocation Portfolio[1]	$480,239	$87,948	2,479
Thrivent Moderately Aggressive Allocation Portfolio[1]	1,049,560	187,799	14,614
Thrivent Moderate Allocation Portfolio[1]	1,078,604	203,818	22,658
Thrivent Moderately Conservative Allocation Portfolio[1]	426,816	77,532	8,213
Thrivent Partner Technology Portfolio[2]	24,292	163,172	357,923
Thrivent Partner Healthcare Portfolio[3]	16,820	20,248	9,886
Thrivent Partner Natural Resources Portfolio[3,4]	2,582	3,598	3,617
Thrivent Partner Emerging Markets Portfolio[3]	32,547	17,863	12,825
Thrivent Real Estate Securities Portfolio	57,470	83,168	214,432
Thrivent Partner Utilities Portfolio[3,5]	3,609	3,506	5,038
Thrivent Partner Small Cap Growth Portfolio	416,965	441,683	716,195
Thrivent Partner Small Cap Value Portfolio	137,491	130,087	208,309
Thrivent Small Cap Stock Portfolio	1,472,834	2,205,365	2,582,231
Thrivent Small Cap Index Portfolio	38,063	64,146	145,436
Thrivent Mid Cap Growth Portfolio II	140,249	154,575	126,968
Thrivent Mid Cap Growth Portfolio	372,711	468,121	1,027,014
Thrivent Partner Mid Cap Value Portfolio[6]	393,949	407,909	233,848
Thrivent Mid Cap Stock Portfolio	821,213	666,194	2,217,629
Thrivent Mid Cap Index Portfolio	16,247	31,583	40,623
Thrivent Partner Worldwide Allocation Portfolio[3,7]	859,907	381,625	204,726
Thrivent Partner International Stock Portfolio[7]	2,208,574	1,590,628	2,310,222
Thrivent Partner Socially Responsible Stock Portfolio[3]	3,018	3,215	6,934
Thrivent Partner All Cap Growth Portfolio[3]	6,329	2,898	5,382

Fund	12/31/2010	12/31/2009	12/31/2008
Thrivent Partner All Cap Value Portfolio[3]	$15,414	$10,852	10,285
Thrivent Partner All Cap Portfolio[8]	218,365	295,199	290,817
Thrivent Large Cap Growth Portfolio II	1,552,518	1,883,597	195,553
Thrivent Large Cap Growth Portfolio	4,608,986	4,858,799	7,097,366
Thrivent Partner Growth Stock Portfolio	27,707	39,768	59,580
Thrivent Large Cap Value Portfolio	1,407,402	1,626,035	955,750
Thrivent Large Cap Stock Portfolio	1,881,606	1,946,337	1,595,063
Thrivent Large Cap Index Portfolio	58,644	71,069	98,377
Thrivent Equity Income Plus Portfolio[3]	373,283	$332,130	100,377
Thrivent Balanced Portfolio	38,075	34,494	56,415
Thrivent High Yield Portfolio	7,981	1,717	17,901
Thrivent Diversified Income Plus Portfolio	65,006	75,367	86,412
Thrivent Partner Socially Responsible Bond Portfolio[3]	478	755	28
Thrivent Income Portfolio	80,261	58,155	182,633
Thrivent Bond Index Portfolio	—	—	—
Thrivent Limited Maturity Bond Portfolio	77,326	83,548	166,119
Thrivent Mortgage Securities Portfolio	177	1,038	2,820
Thrivent Money Market Portfolio	—	—	—

[1]

The increase in brokerage commissions for the fiscal year ended December 31, 2010 from the previous fiscal year reflects the Portfolio’s increasing investment in direct investments, as opposed to investments in underlying mutual funds.

[2]	Amount paid to affiliated brokerage firms was $0, $21 and $0 for the respective fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008.
[3]	The Portfolio commenced operations on April 30, 2008.
[4]	Amount paid to affiliated brokerage firms was $0, $0 and $14 for the respective fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008.
[5]	Amount paid to affiliated brokerage firms was $0, $0 and $588 for the respective fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008.
[6]

Amount paid to affiliated brokerage firms was $14,455, $16,874 and $3,935 for the respective fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008. The percentage of the Portfolio’s aggregate brokerage commissions paid to affiliated brokerage firms during the most recent fiscal year was 3.67%. In addition, the percentage of the Portfolio’s aggregate dollar amount of transactions involving the payment of commissions effected through affiliated brokerage firms during the most recent fiscal year was 6.26%.

[7]

The increase in brokerage commissions for the fiscal year ended December 31, 2010 from the previous fiscal year reflects a subadviser’s partial repositioning of its portion of the Portfolio’s assets to manage potential style drift that could result from changes to component securities in the benchmark.

[8]	Amount paid to affiliated brokerage firms was $0, $0 and $409 for the respective fiscal years ended December 31, 2010, December 31, 2009, and December 31, 2008.

The following table below indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ended December 31, 2010. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

Fund Name	Commissions	Aggregate Transactions
Thrivent Aggressive Allocation Portfolio	$426,663	$410,655,023
Thrivent Moderately Aggressive Allocation Portfolio	$938,716	$955,529,604
Thrivent Moderate Allocation Portfolio	$970,587	$995,327,366
Thrivent Moderately Conservative Allocation Portfolio	$386,271	$396,992,102
Thrivent Partner Technology Portfolio	$20,443	$25,447,631
Thrivent Partner Healthcare Portfolio	$13,758	$9,892,069
Thrivent Partner Natural Resources Portfolio	$2,461	$4,921,365
Thrivent Partner Emerging Markets Portfolio	$29,803	$10,963,555
Thrivent Real Estate Securities Portfolio	$32,385	$61,415,184
Thrivent Partner Utilities Portfolio	$3,350	$3,229,601
Thrivent Partner Small Cap Growth Portfolio	$309,606	$223,599,542
Thrivent Partner Small Cap Value Portfolio	$118,786	$60,057,483
Thrivent Small Cap Stock Portfolio	$1,192,500	$809,745,183
Thrivent Small Cap Index Portfolio	$35,996	$26,213,007
Thrivent Mid Cap Growth Portfolio II	$114,837	$105,684,197
Thrivent Mid Cap Growth Portfolio	$300,414	$291,086,588
Thrivent Partner Mid Cap Value Portfolio	$362,355	$313,676,081
Thrivent Mid Cap Stock Portfolio	$687,581	$554,859,517
Thrivent Mid Cap Index Portfolio	$15,389	$15,829,821
Thrivent Partner Worldwide Allocation Portfolio	$793,577	$585,993,534
Thrivent Partner International Stock Portfolio	$2,098,253	$1,546,401,155
Thrivent Partner Socially Responsible Stock Portfolio	$2,941	$3,469,998
Thrivent Partner All Cap Growth Portfolio	$4,515	$9,567,454
Thrivent Partner All Cap Value Portfolio	$14,329	$16,148,351
Thrivent Partner All Cap Portfolio	$190,008	$188,630,688
Thrivent Large Cap Growth Portfolio II	$1,431,058	$1,345,328,427
Thrivent Large Cap Growth Portfolio	$4,349,202	$3,910,199,031
Thrivent Partner Growth Stock Portfolio	$21,828	$28,633,786
Thrivent Large Cap Value Portfolio	$1,296,274	$1,407,389,662
Thrivent Large Cap Stock Portfolio	$1,745,891	$1,683,817,294
Thrivent Large Cap Index Portfolio	$54,988	$69,915,785
Thrivent Equity Income Plus Portfolio	$363,971	$390,629,327
Thrivent Balanced Portfolio	$30,536	$38,109,463
Thrivent High Yield Portfolio	$7,246	$7,244,518
Thrivent Diversified Income Plus Portfolio	$60,204	$66,878,690
Thrivent Partner Socially Responsible Bond Portfolio	$—	$—
Thrivent Income Portfolio	$80,261	$1,051,661
Thrivent Bond Index Portfolio	$—	$—
Thrivent Limited Maturity Bond Portfolio	$77,326	$7,675,368
Thrivent Mortgage Securities Portfolio	$177	$9,552
Thrivent Money Market Portfolio	$—	$—

Portfolio Turnover Rate

The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio’s assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short-term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio’s investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:

Portfolio	12/31/10	12/31/09	12/31/08
Thrivent Aggressive Allocation Portfolio[1]	68%	22%	30%
Thrivent Moderately Aggressive Allocation Portfolio[1]	39%	17%	27%
Thrivent Moderate Allocation Portfolio[1]	30%	16%	22%
Thrivent Moderately Conservative Allocation Portfolio[1]	30%	16%	21%
Thrivent Partner Technology Portfolio	54%	181%	269%
Thrivent Partner Healthcare Portfolio[2]	45%	80%	40%
Thrivent Partner Natural Resources Portfolio[2]	2%	2%	1%
Thrivent Partner Emerging Markets Portfolio[2]	4%	13%	25%
Thrivent Real Estate Securities Portfolio	15%	18%	45%
Thrivent Partner Utilities Portfolio[2]	22%	22%	22%
Thrivent Partner Small Cap Growth Portfolio	100%	118%	199%
Thrivent Partner Small Cap Value Portfolio	19%	19%	31%
Thrivent Small Cap Stock Portfolio	208%	254%	286%
Thrivent Small Cap Index Portfolio	11%	13%	31%
Thrivent Mid Cap Growth Portfolio II	55%	73%	104%
Thrivent Mid Cap Growth Portfolio	48%	61%	82%
Thrivent Partner Mid Cap Value Portfolio	91%	114%	97%
Thrivent Mid Cap Stock Portfolio	78%	53%	234%
Thrivent Mid Cap Index Portfolio	13%	18%	24%
Thrivent Partner Worldwide Allocation Portfolio[2]	84%	80%	49%
Thrivent Partner International Stock Portfolio	100%	76%	70%
Thrivent Partner Socially Responsible Stock Portfolio[2]	41%	41%	32%
Thrivent Partner All Cap Growth Portfolio[2]	77%	46%	62%
Thrivent Partner All Cap Value Portfolio[2]	146%	143%	168%
Thrivent Partner All Cap Portfolio	180%	231%	260%
Thrivent Large Cap Growth Portfolio II	231%	235%	149%
Thrivent Large Cap Growth Portfolio	231%	216%	177%
Thrivent Partner Growth Stock Portfolio	36%	53%	44%
Thrivent Large Cap Value Portfolio	109%	110%	53%
Thrivent Large Cap Stock Portfolio	181%	169%	100%
Thrivent Large Cap Index Portfolio	6%	7%	8%
Thrivent Equity Income Plus Portfolio[2]	362%	416%	74%
Thrivent Balanced Portfolio	136%	115%	133%
Thrivent High Yield Portfolio	82%	61%	50%
Thrivent Diversified Income Plus Portfolio	116%	88%	115%
Thrivent Partner Socially Responsible Bond Portfolio[2]	146%	148%	60%
Thrivent Income Portfolio	146%	160%	160%
Thrivent Bond Index Portfolio	387%	388%	346%
Thrivent Limited Maturity Bond Portfolio	102%	145%	121%
Thrivent Mortgage Securities Portfolio	676%	643%	721%
Thrivent Money Market Portfolio	N/A	N/A	N/A

[1]

The increase in portfolio turnover for the fiscal year ended December 31, 2010 from the previous fiscal year reflects the Portfolio’s increasing investment in direct investments, as opposed to investments in underlying mutual funds.

[2]	The Portfolio commenced operations on April 30, 2008.

CAPITAL STOCK

The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of .01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.

Class	Number of Shares
Thrivent Aggressive Allocation Portfolio	300,000,000
Thrivent Moderately Aggressive Allocation Portfolio	350,000,000
Thrivent Moderate Allocation Portfolio	350,000,000
Thrivent Moderately Conservative Allocation Portfolio	300,000,000
Thrivent Partner Technology Portfolio	100,000,000
Thrivent Partner Healthcare Portfolio	200,000,000
Thrivent Partner Natural Resources Portfolio	200,000,000
Thrivent Partner Emerging Markets Portfolio	200,000,000
Thrivent Real Estate Securities Portfolio	200,000,000
Thrivent Partner Utilities Portfolio	200,000,000
Thrivent Partner Small Cap Growth Portfolio	200,000,000
Thrivent Partner Small Cap Value Portfolio	200,000,000
Thrivent Small Cap Stock Portfolio	200,000,000
Thrivent Small Cap Index Portfolio	200,000,000
Thrivent Mid Cap Growth Portfolio II	200,000,000
Thrivent Mid Cap Growth Portfolio	200,000,000
Thrivent Partner Mid Cap Value Portfolio	200,000,000
Thrivent Mid Cap Stock Portfolio	200,000,000
Thrivent Mid Cap Index Portfolio	200,000,000
Thrivent Partner Worldwide Allocation Portfolio	200,000,000
Thrivent Partner International Stock Portfolio	250,000,000
Thrivent Partner Socially Responsible Stock Portfolio	200,000,000
Thrivent Partner All Cap Growth Portfolio	200,000,000
Thrivent Partner All Cap Value Portfolio	200,000,000
Thrivent Partner All Cap Portfolio	200,000,000
Thrivent Large Cap Growth Portfolio II	200,000,000
Thrivent Large Cap Growth Portfolio	300,000,000
Thrivent Partner Growth Stock Portfolio	200,000,000
Thrivent Large Cap Value Portfolio	200,000,000
Thrivent Large Cap Stock Portfolio	250,000,000
Thrivent Large Cap Index Portfolio	200,000,000
Thrivent Equity Income Plus Portfolio	200,000,000
Thrivent Balanced Portfolio	200,000,000
Thrivent High Yield Portfolio	300,000,000
Thrivent Diversified Income Plus Portfolio	200,000,000
Thrivent Partner Socially Responsible Bond Portfolio	200,000,000
Thrivent Income Portfolio	300,000,000
Thrivent Bond Index Portfolio	200,000,000
Thrivent Limited Maturity Bond Portfolio	200,000,000
Thrivent Mortgage Securities Portfolio	200,000,000
Thrivent Money Market Portfolio	1,200,000,000

Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder’s name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the 1940 Act shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the 1940 Act) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.

The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.

Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.

NET ASSET VALUE

(All Portfolios Except the Thrivent Money Market Portfolio).

The net asset value per share is determined at the close of each day the New York Stock Exchange (the “NYSE”) is open, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act.

Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.

The market value of each Portfolio’s securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:

•

Equity securities traded on the NYSE or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

•

Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

•

Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Financial may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

•

Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

For all Portfolios other than the Thrivent Money Market Portfolio, short-term debt securities are valued at acquisition cost, plus or minus any amortized discount or premium (amortized cost). Other debt securities with maturities of 60 days or less are valued at amortized cost, if appropriate.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

NET ASSET VALUE

(Thrivent Money Market Portfolio)

Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. Amortized cost approximates market value. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Thrivent Money Market Portfolio would receive if it sold the security.

The Thrivent Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of 1.00 per share and the Thrivent Money Market Portfolio will use its best efforts to do so. However, such maintenance at 1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices that it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1)	The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) from the Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)	In the event such deviation from the Thrivent Money Market Portfolio’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from the Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Directors);

(3)	The Thrivent Money Market Portfolio will maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Portfolio may not take into account these resets when calculating its WAL;

(4)	The Thrivent Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Directors determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

(5)	The Thrivent Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which the Thrivent Money Market Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term “Eligible Security” is limited to any security that:

(1)	(a) either (i) has received a short-term rating from a designated nationally recognized statistical rating organization (NRSRO”) or has been issued by an issuer that has received a short-term rating from a designated NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from a designated NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a designated NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one, if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2)

is unrated but is of comparable quality to a rated security as described in (1) above, and that at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from any designated

NRSRO in the NRSRO’s three highest long-term rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term rating categories.

As indicated in the Prospectus, at least 97% of the Thrivent Money Market Portfolio’s total assets will consist of government securities and “first tier” eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Thrivent Money Market Portfolio’s assets invested in “second tier” eligible securities as defined in Rule 2a-7. For this purpose, “second tier” eligible securities generally are those that have been rated by at least two designated NRSROs in the second highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security). The Thrivent Money Market Portfolio may not invest more than one-half of 1% of its total assets in “second tier” eligible securities of any single issuer.

TAX STATUS

The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:

•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

•	invest in securities within certain statutory limits; and

•	distribute at least 90% of its ordinary income to shareholders.

It is each Portfolio’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

DISTRIBUTIONS

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

Dividends

Dividends are declared and paid as follows:

—declared daily and paid daily	Thrivent High Yield Portfolio
Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio

—declared daily and paid monthly	Thrivent Money Market Portfolio

—declared and paid at least annually	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Partner Technology Portfolio
Thrivent Partner Healthcare Portfolio

Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Portfolio
Thrivent Balanced Portfolio
Thrivent Diversified Income Plus Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

Capital Gains

While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Financial or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will be declared and paid at least annually and in compliance with applicable regulations.

Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 1/2.

DESCRIPTION OF DEBT RATINGS

Debt Ratings

A Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by Thrivent Financial for Lutherans to be of comparable quality). The percentage of a Portfolio’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Thrivent Financial for Lutherans.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Thrivent Financial for Lutherans.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2:	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3:	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2:	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3:	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among other, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D:	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-):	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1:	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2:	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3:	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C:	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings:
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (currently applied and/or outstanding)

i:	This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L:	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P:	This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi:	Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr:	The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Preliminary:	Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t:	This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited:	Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (no longer applied or outstanding)

*:	This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c:	This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q:	A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r:	The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks:

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AND FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of the Fund for the year ended December 31, 2010 is a separate report furnished with this SAI and is incorporated herein by reference.

Appendix A

THRIVENT FINANCIAL FOR LUTHERANS and

THRIVENT ASSET MANAGEMENT, LLC

PROXY VOTING PROCESS AND POLICIES SUMMARY

•	RESPONSIBILITY TO VOTE PROXIES

Overview.   Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (“Thrivent Financial”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations.   It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Thrivent Financial votes proxies, where possible to do so, in a manner consistent with its fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations.   One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and Thrivent Financial reserves the right to vote contrary to management when it believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

•	ADMINISTRATION OF POLICIES AND PROCEDURES

Thrivent Financial’s Brokerage Commission Committee (“Brokerage Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Annually, the Brokerage Committee reviews the proxy voting policies and procedures. As discussed below, Thrivent Financial portfolio management may, with the approval of the Brokerage Committee, vote proxies other than in accordance with the proxy voting policies and procedures.

•	HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Glass, Lewis & Co. (“Glass Lewis”), an expert in the proxy voting area. Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibilities. While the Brokerage Committee relies upon Glass Lewis research in helping to establish Thrivent Financial’s proxy voting guidelines, Thrivent Financial may deviate from Glass Lewis recommendations on general policy issues or specific proxy proposals.

Summary of Thrivent Financial’s Voting Policies

Voting guidelines have been adopted by the Brokerage Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals. The voting guidelines are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues — Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation — Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors — Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues — Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues — In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management’s assessment, and generally votes with company management.

Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Thrivent Financial generally abstains from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Meeting Notification

Thrivent Financial utilizes Glass Lewis’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes on behalf of our clients. Glass Lewis tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, Glass Lewis procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily in ViewPoint, Glass Lewis’ web-based application. Glass Lewis is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

Glass Lewis provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers, executive officers, and directors (or persons holding equivalent positions) of Thrivent Financial and its affiliates may on any particular proxy vote request to diverge from Policies and Procedures. In such cases, the person requesting to diverge from the Policies and Procedures is required to document in writing the rationale for their vote and submit all written documentation to the Brokerage Committee for review and approval. In determining whether to approve any particular request, the Brokerage Committee will determine that the request is not influenced by any conflict of interest and is in the best interests of its clients.

Monitoring and Resolving Conflicts of Interest

The Brokerage Committee is responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since the voting guidelines are pre-determined by the Brokerage Committee using recommendations from Glass Lewis.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations gathers the documentation with respect to the portfolio manager’s voting rationale and brings it to the Brokerage Committee for review for possible conflicts of interest. The Brokerage Committee assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

Securities Lending

Thrivent Financial will generally not vote nor seek to recall in order to vote shares on loan, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Thrivent Financial voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Thrivent Financial’s control.

•	REPORTING AND RECORD RETENTION

Proxy statements and solicitation materials received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by Glass Lewis in its capacity as voting agent and are available upon request. Thrivent Financial retains documentation on shares voted differently than the Thrivent Financial voting guidelines, and any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines and the Brokerage Committee meeting materials. In addition, all SEC filings with regard to proxy voting, such as Form N-PX, will be kept. All proxy voting materials and supporting documentation are retained for five years.

Glass Lewis provides Vote Summary Reports for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Information on how each Thrivent Fund voted proxies during the most recent 12-month period ending June 30 is available at the Thrivent Financial web site or the SEC web site.

Aberdeen U.S. Registered Advisers

Proxy Voting Policies and Procedures

Aberdeen and its affiliated U.S. registered advisers (the “Aberdeen Advisers”) have adopted a proxy voting policy. The proxy voting policy is designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the economic best interests of clients, that is, the common interest that all clients share in seeing the value of a common investment increase over time. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

The Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, the Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues. In voting proxies, the Adviser may conduct research internally and/or use the resources of an independent research consultant. The Aberdeen Adviser may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

The proxy voting policy is a guideline. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. The Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. The Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

Material conflicts are resolved in the best interest of clients. A material conflict of interest includes those circumstances when the Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when the Adviser has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of the Adviser.

When a material conflict of interest between the Aberdeen Adviser and its client(s) is identified, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with the proxy voting policy if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not the Aberdeen Adviser’s clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

In certain circumstances, the Aberdeen Advisers may take a limited role in voting proxies. Some of these circumstances may include when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; for cost reasons (e.g., non-U.S. securities); if the securities are on loan; or if a jurisdictions has imposed share-blocking restrictions that prevents the Aberdeen Adviser from exercising its voting authority.

Calamos Advisors LLC

Calamos Partners LLC

Calamos Wealth Management LLC

Proxy Voting Policies and Procedures

Introduction

Calamos Advisors LLC, Calamos Partners LLC and Calamos Wealth Management LLC (hereinafter collectively referred to as “Calamos”), as an investment adviser to clients who have granted them proxy voting discretion (including, in the case of Calamos Advisors LLC the Calamos mutual funds and closed-end funds (the “Funds”)), have adopted these proxy voting policies and procedures to help satisfy its fiduciary duties relating to proxy voting. Calamos recognizes the importance of maximizing and protecting the interests of its clients through its voting practices and of helping build stronger corporate governance within the companies in which its clients invest. To that end, these policies and procedures seek to further the voting of proxies in the best interests of our clients as investors.

Calamos has adopted and implemented these policies and procedures which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Responsibility of Calamos to Vote Proxies

Calamos has assigned its administrative duties with respect to the analysis and voting of proxies to its Risk Management Group within the Portfolio Management Department (“Proxy Group”) and administrative processing to its Corporate Actions Group (“Corporate Actions”) within the Operations Department. Additionally, to assist in analyzing, voting, administration, and reporting its proxy voting obligations, Calamos subscribes to a supplementary unaffiliated third party corporate proxy research service (“Proxy Voting Service(s)”) that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping, voting, administration, reporting, and vote disclosure services. In addition, this service facilitates the voting of each proxy in accordance with our proxy voting policy. The Proxy Group is responsible for maintaining oversight of all facets of the processes described above.

As a matter of policy, the officers, directors and employees of Calamos and the Proxy Group will not be influenced by outside sources whose interests may conflict with the interests of Advisory Clients. Calamos votes each proxy while the Proxy Voting Service ensures that the decisions are implemented for each client. Calamos will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise. All proxies will be voted based upon Calamos’ instructions and/or policies.

Responsibility and Oversight

Calamos has delegated its duties with respect to analysis and voting of proxies to its Proxy Group. The Proxy Group’s responsibilities consist of ensuring proxy statements of issuers whose stock is owned by any client (including the Calamos Funds and any separate accounts managed by Calamos) are voted according to our proxy policy. Unless otherwise directed by the client, the Proxy Group seeks to vote all proxies in the best interests of the client in terms of the perceived effect of the vote on the value of the client’s investment. The Proxy Group shall have responsibility for: i) voting the proxies of clients subject to these Policies and

Procedures; (ii) overseeing the outside proxy administrator; (iii) implementing these Policies and Procedures; (iv) consulting with analysts for the relevant portfolio security (and the Proxy Committee if necessary); and (v) maintaining proxy voting records.

Based on the instruction provided by the Proxy Group and/or the principles inherent in our proxy policy, Corporate Actions will vote and process proxies. Proxies are voted solely in the interests of, the Calamos Funds, separate account clients, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility to Calamos. Corporate Actions shall have responsibility for: (i) identifying potential conflicts of interest and reporting them to the Proxy Review Committee; (ii) maintaining appropriate records pursuant to these procedures and applicable SEC rules; (iii) monitoring proxies are voted as directed by the Proxy Group or Proxy Review Committee; and (iv) ensuring that the voting process is timely.

Limitations Relating to Proxy Voting

Voting of Proxies on Securities Not Held. The Proxy Group will also decide whether to vote proxies for securities that are sold following a record date, but before a shareholder meeting date. In most cases, Calamos will vote all proxies received for securities not held on the shareholder meeting date. The Proxy Group considers various factors in deciding whether to vote such proxies, including Calamos’ long-term view of the issuer’s securities for investment.

Securities Lending. Certain Calamos Funds and Advisory Client accounts may participate in securities lending programs with various counterparties. If a fund or account participates in a securities lending program, the Proxy Group may attempt to recall the portfolio securities and vote proxies relating to such securities under certain circumstances. For example, if the Proxy Group determines that the votes involve matters that could have a material effect on the fund’s or account’s investment in such loaned securities. There can be no guarantee that any such securities can be retrieved for such purpose. With respect to securities lending transactions, the Proxy Group seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. As a result, Calamos generally will not attempt to recall portfolio securities to vote proxies relating to routine matters.

Fund of Funds. Calamos Multi-Fund Blend is structured as a fund of funds and invests its assets in shares of other Calamos Funds. The Proxy Group will vote Calamos Multi-Fund Blend shares in the underlying Calamos Funds in the same proportion as the vote of all other shareholders in the underlying Calamos Fund.

Securities of Foreign Issuers. In certain foreign jurisdictions the voting of proxies on portfolio securities may result in additional restrictions that may have an economic impact or cost to the security holder. We believe that in some instances the best interest of our clients is served by abstaining or not voting such proxies. Examples of issues unique to foreign securities include, but are not limited to, the following

(i)	Share Blocking. In certain non-U.S. jurisdictions, a security holder that votes a proxy is prohibited from selling the security until the meeting for which the proxy has been voted is completed. This period of time may range from days to weeks. Since this blocking of sales prevents the sale of a security regardless of market conditions and developments, we believe it increases risk. Therefore, it often may be in the best interests of our investors not to vote such proxies. Whether we vote such proxies will be determined on a case by case basis.

(ii)	Lack of Notice or Information. Foreign regulations do not standardize the notification period for a proxy vote. In some instances, the notice period is so short that we cannot research the issues presented. In instances where we have insufficient notice to permit us to cast a reasoned vote, we will abstain from voting on particular issues or not vote at all.

Conflicts of Interest

A.	Identification of Conflicts of Interest. All conflicts of interest will be resolved in the interests of the Advisory Clients. Calamos makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

(i)	The issuer is a client of Calamos or its affiliates;

(ii)	The issuer is a vendor whose products or services are material or significant to the business of Calamos or its affiliates;

(iii)	The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Calamos or its affiliates (e.g., a broker, dealer or bank);

(iv)	An employee of Calamos or its affiliates, also serves as a director or officer of the issuer;

(v)	A director of Calamos Asset Management, Inc. or a Trustee of a Calamos Fund, also serves as an officer or director of the issuer; or

(vi)	The issuer is Calamos Asset Management, Inc. or any of its proprietary investment products.

Material conflicts of interest are identified based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.

B.	Establishment and Operation of Proxy Review Committee. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by Calamos, if any, to a Proxy Review Committee comprised of representatives from Portfolio Management (which may include portfolio managers and/or research analysts employed by Calamos), Operations, Legal and Compliance Departments within Calamos for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of its proxy voting service, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.

The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Calamos’ clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Calamos’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

C.	Records of Corporate Actions. Corporate Actions will prepare a Conflicts Report for each situation where a material conflict of interest is identified that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Calamos (other than routine communications from proxy solicitors) with respect to the proposal not otherwise reported. The Conflicts Report will also include written confirmation that any recommendation provided under circumstances where a conflict of interest is found to exist was made solely on the investment merits and without regard to any other consideration.

General Proxy Voting Guidelines

In keeping with its fiduciary obligations to its Advisory Clients, Calamos has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Calamos may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Calamos anticipate all future situations. Corporate governance issues are diverse and continually evolving and Calamos devotes significant time and resources to monitor these changes. Calamos generally will vote proxies for securities over which we do not have trading authority that may be held in Advisory Client accounts.

Calamos’ proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Calamos’ organization, including Portfolio Management, Legal, Compliance, and Calamos’ officers. The Board of Trustees of the Calamos Funds is asked to approve the proxy voting policies and procedures annually.

One of the primary factors Calamos considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Calamos considers in determining how proxies should be voted. However, Calamos does not consider recommendations from management to be determinative of Calamos’ ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Calamos will not support the position of a company’s management in any situation where it determines that the support of management’s position would adversely affect the investment merits of owning that company’s shares.

The following guidelines reflect what Calamos believes to be good corporate governance and behavior:

1.	Corporate Governance and Structure

a.	Board of Directors/Trustees. The election of directors and an independent board are vital to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although we will examine board member elections on a case-by-case basis, Calamos generally supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. For all other votes regarding boards of directors, we will vote on a case-by-case basis.

b.	Ratification of Auditors. As needed, Calamos will examine proposals relating to non-audit relationships and non-audit fees. Calamos will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

c.	Merger, Acquisitions, Reincorporation and Other Transactions. Companies ask their shareholders to vote on an enormous variety of different types of transactions, including mergers, acquisitions, reincorporations and reorganizations involving business combinations, liquidations and the sale of all or substantially all of a company’s assets. Voting on such proposals involves considerations unique to each transaction. Therefore, we will vote on proposals to effect these types of transactions on a case-by-case basis.

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Anti-Take Over Measures and Shareholder Voting Rights. Calamos generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Calamos conducts an independent review of each anti-takeover proposal. On occasion, Calamos may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders.

Calamos generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Calamos will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Calamos will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

e.	Capital Structure. Calamos realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. In general Calamos respects management’s capital structure judgment and forecasting abilities. As needed, and with collaboration from our research analysts, Calamos will carefully review material proposals by companies to increase authorized shares and the purpose for the increase.

f.	Social and Corporate Policy Issues. As a fiduciary, Calamos is primarily concerned about the financial interests of its Advisory Clients. Calamos will generally give management discretion with regard to social, environmental and ethical issues although Calamos may vote in favor of proposals regarding those issues that are believed to have significant economic benefits or implications.

g.	Global Corporate Governance. Calamos manages investments in countries worldwide. Many of the tenets discussed above are applied to Calamos’ proxy voting decisions for international investments. However, Calamos must be flexible in these worldwide markets and must be mindful of the varied market practices of each region.

2.	Executive Compensation and Option Plans. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Accordingly, proxy votes should be used to encourage the use of reasonably designed compensation plans that promote such alignment by providing officers and employees with an incentive to increase shareholder value. Calamos evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Calamos may review its proxy voting service’s analysis to assess such plans. Severance compensation arrangements will be reviewed on a case-by-case basis, although Calamos will oppose “golden parachutes” that are considered excessive. Calamos will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

3.	Other Business Matters Many proxy statements include the approval of routine business matters, such as changing the company’s name, and procedural matters relating to the shareholder meetings. Generally these routine matters do not materially affect shareholder interests adversely and are best left to the board of directors and senior management of the company. Thus, we will generally vote for board-approved proposals seeking to approve such matters.

Record Retention and Disclosure

A.	Record Retention. The Adviser shall be responsible for collecting and maintaining proxy related information on each vote cast as required by applicable law unless such function is outsourced. Such information shall include (i) the name of the shareholder whose proxy is being voted; (ii) the name of the company; (iii) the exchange ticker symbols of the company; (iv) Security Identifier; (v) proxy statements; (vi) shareholder meeting date; (vii) brief identification of the matter voted on; (viii) whether the matter was proposed by the company or by a security holder; (ix) whether a vote was cast on the matter; (x) how the vote was cast (e.g., for or against proposal, or abstained, for or withheld regarding election of directors); (xi) whether the vote was cast for or against management; (xii) Conflicts Reports; and (xiii) any information created by Calamos or a third party needed by the Committee to make a voting determination. The above information shall be maintained in an easily accessible place for a period of not less than six years from the end of the fiscal year in which the information was created, with the first two years in an appropriate office of Calamos unless record retention is outsourced.

B.	Disclosure. The Adviser shall be responsible for appropriately disclosing proxy voting information, including these policies and procedures, the voting guidelines and the voting records of the Funds or clients as may be required by applicable law. Corporate Actions, in conjunction with legal staff responsible for coordinating Calamos Fund disclosure, will file all required Forms N-PX, on a timely basis with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC. Corporate Actions, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

Reports to the Funds’ Boards and Non-Investment Company Clients of Calamos

Corporate Actions shall provide proxy information to each Board of Trustee of the Funds as such Board may request from time to time.

For non-investment company clients of Calamos, Corporate Actions shall appropriately respond in writing to all written client requests for information on how it voted on behalf of the client. Such written request along with any written response to such written request or oral client request shall be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year, with the first two years in an appropriate office of Calamos.

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.	Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

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Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

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Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

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Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

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When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

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When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund’s Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.	CORPORATE GOVERNANCE

A.	Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company’s success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•	The Fund advisor will oppose slates of directors without at least a majority of independent directors.

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The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•	The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•	The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•	The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color.

•	The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•	The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

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The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•	The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•	The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director’s liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

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The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors’ Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•	The Fund advisor will oppose excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•	The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•	The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to “stack” their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Fund advisor will ordinarily oppose supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners—whom directors are supposed to represent—are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•	The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners—often a majority of shareowners—to exercise influence over the governance of the corporation. This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•	The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

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The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•	The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•	The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•	The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

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The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

•

The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•

The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•	The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

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The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•	The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures.

•	The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

•	The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

B.	Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

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The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies—including salaries, option awards, bonuses, and restricted stock grants—of top management, Board of Directors, and employees.

CEO and Executive Compensation

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The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•	The Fund advisor will support proposals seeking to establish an annual shareholder advisory vote on compensation.

•	The Fund advisor will vote on a case-by-case basis proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation).

Compensation Committee

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The Fund advisor may oppose members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•	The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•	The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•	The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

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The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

•	The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•	The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

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The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•	The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

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The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•	The Fund advisor will oppose the election of compensation committee members who approve se

C.	Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company’s stakeholders.

•	The Fund advisor will support proposals that consider non-financial impacts of mergers.

•

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

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The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•	The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•

The Fund advisor will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

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The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

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The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

•	The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•	The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.	CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.	Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

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The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•	The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.	Environment

All corporations have an impact on the environment. A company’s environmental policies and performance can have a substantial effect on the firm’s financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

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The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

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The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

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The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•	The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

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The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•	The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•	The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

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The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•	The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.	Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•	The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•	The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

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The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace—denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

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The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of “glass ceilings” for women and minority employees.

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The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

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The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•	The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

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The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•	The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.	International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

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The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•	The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•	The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•	The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•	The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•	The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

•	The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.

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The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

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The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

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The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.	Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

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The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

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The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.	Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

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The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•	The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals. Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals. In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products. These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company. In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals. Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

•	The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Fund advisor will ordinarily support proposals seeking information on a company’s animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•	The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•

The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

•	The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.	Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.	Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•	The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

•	The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.	Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•

The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•

The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.	Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific social criteria. In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.	CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2010

March 2011

Goldman Sachs Asset Management

(“GSAM”)*

POLICY ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the GSAM Guidelines is attached as Appendix A.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines, to ensure it continues to be consistent with our guiding principles.

*

For purposes of this Policy, “GSAM” refers, collectively, to Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Goldman Sachs & Partners Australia Pty Ltd.; Beijing Gao Hua Securities Company Limited; Goldman Sachs (China) L.L.C.; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.

Implementation by Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines. In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)** to assist in the implementation of certain proxy voting-related functions. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process. The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations. The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such

**	The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients. As a result, in certain circumstances in order to comply with such limits and/or internal policies designed to comply with such limits, proxy voting in certain issuers may be restricted or delegated to the Proxy Service or to another qualified, independent third party.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation. GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function. The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines. GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service. In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested. Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

Effective: March 2011

Appendix A

GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the override process described in the Policy.

US proxy items

1. Operational Items
2. Board of Directors
3. Executive and Director Compensation
4. Proxy Contests
5. Shareholder Rights and Defenses
6. Mergers and Corporate Restructurings
7. State of Incorporation
8. Capital Structure
9. Corporate Social Responsibility (CSR) Issues

International proxy items

1. Operational Items
2. Board of Directors
3. Compensation
4. Board Structure
5. Capital Structure
6. Other
7. Environmental, Climate Change and Social Issues

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1. Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive.

Non-audit fees are excessive if:

•	Non-audit fees exceed audit fees + audit-related fees + tax compliance/preparation fees.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services taking into account issues that are consistent with SEC rules adopted to fulfill the mandate of Sarbanes Oxley such as an audit firm providing services that would impair its independence or the overall scope and disclosure of fees for all services done by the audit firm.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee;

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price; and

•	Whether the auditors are being changed without explanation.

2. Board of Directors

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:

•	Inside Director

•	Employee of the company or one of its affiliates

•	Among the five most highly paid individuals (excluding interim CEO)

•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934

•	Current interim CEO

•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director

•	Board attestation that an outside director is not independent

•	Former CEO or other executive of the company within the last 3 years

•	Former CEO or other executive of an acquired company within the past three years

•	Independent Outside Director

•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

In limited circumstances, we may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) when:

•	The inside or affiliated outside director serves on the audit, compensation, or nominating (vote against affiliated directors only for nominating) committees;

•

The company lacks an audit compensation, or nominating (vote against affiliated directors only for nominating) committee so that the full board functions as that committee and insiders are participating in voting on matters that independent committees should be voting on;

•

The full board is less than majority independent (in this case withhold from affiliated outside directors); At controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent Chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (members of the committee of the board that is responsible for the issue under consideration).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent key committees; or

•	Established, disclosed governance guidelines.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:

•

The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

3. Executive and Director Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites.

If the company maintains problematic or poor pay practices, generally vote first:

•	AGAINST Management Say on Pay (MSOP) Proposals or;

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

•

If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) in egregious situations.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Reasons to vote AGAINST the equity plan could include any of the following factors:

•	The plan is a vehicle for poor pay practices;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval OR does not expressly prohibit the repricing without shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate and Shareholder Value Transfer (SVT) calculations both materially exceed industry group metrics; or

•

There is a long-term disconnect between CEO pay and the company’s total shareholder return in conjunction with the qualitative overlay as outlined in the policy guidelines OR the company has a poor record of compensation practices, which is highlighted either in analysis of the compensation plan or the evaluation of the election of directors.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general two or more of the following in conjunction with a long-term pay-for-performance disconnect will warrant an AGAINST vote. If there is not a long-term pay for performance disconnect GSAM will look for multiple problematic factors to be present to warrant a vote against.

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the Compensation Discussion and Analysis (CD&A) section of a company’s proxy;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of long-term company performance and executive pay trends over time;

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals); Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Other considerations include:

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

•	Includes performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance

•	Egregious employment contracts:

•	Contracts containing multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation.

•	Excessive severance and/or change in control provisions:

•	Change in control cash payments exceeding 3 times base salary plus target/average/last paid bonus;

•	New or materially amended arrangements that provide for change-in-control payments without loss of job or substantial diminution of job duties (single-triggered),

•	Excessive payments upon an executive’s termination in connection with performance failure;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring

•

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts, option exchanges, and certain voluntary surrender of underwater options where shares surrendered may subsequently be re-granted).

•	Excessive Perquisites:

•	Perquisites for former and/or retired executives, such as lifetime benefits, car allowances, personal use of corporate aircraft, or other inappropriate arrangements

•	Extraordinary relocation benefits (including home buyouts)

•	Excessive amounts of perquisites compensation

The following reasons could warrant a vote AGAINST or WITHHOLD from the members of the Compensation Committee:

•	Company has failed to address issues that led to an against vote in an MSOP;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders; or

•	The company has backdated options.

Golden Parachutes

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation MSOP), GSAM will incorporate the evaluation and could vote against the MSOP if we find problematic aspects to the Golden Parachutes. In general, the presence of two or more of the following factors could warrant a vote against:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•

Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•

In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns — the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing — was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting — does the new option vest immediately or is there a black-out period?

•	Term of the option — the term should remain the same as that of the replaced option;

•	Exercise price — should be set at fair market or a premium to market;

•	Participants — executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote for annual frequency if no management recommendation; otherwise, support two or three year frequency if a company has an independent compensation committee and no long-term pay for performance disconnect identified.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Stock retention holding period

Vote FOR Shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy allows retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Other factors to consider include:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change in control.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

5. Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 25 percent or less of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:

•	Past Board performance;

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return;

•	The board’s governance structure and practices;

•	The current request;

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable increase, which examines the company’s need for shares and total shareholder returns; and

•	Risks to shareholders of not approving the request.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, the following factors should be considered:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement outlining various factors that are not discriminated against. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities;

•	The company’s current level of disclosure on lobbying strategy; and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets; and

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association spending.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability and climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•

The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report or other similar report;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•

The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards. or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the Board

•	Overboarded directors

•	Composition of committees

•	Director independence

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered;

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3. Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4. Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	2/3 independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital;

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

In markets where it is normal practice not to provide a repurchase limit, the proposal will be evaluated based on the company’s historical practice. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	Duration of no more than 5 years.

In addition, vote AGAINST any proposal where:

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote CASE-BY-CASE on requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into inappropriately risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

7. Environmental, climate change and social issues

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability and climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•

The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report or other similar report;

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Mercator Asset Management, L.P. (“MAM”)

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

MAM Proxy Voting Policies:

•

Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is a fiduciary act of MAM. As a fiduciary, it may be appropriate for us to engage in active monitoring and communications with the issuer and, if appropriate, a translation service will be used.

•

MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal. If MAM should inadvertently receive voting materials for a client who HAS NOT delegated voting authority to MAM, then MAM would promptly forward all proxy materials to said client. In addition, if for any client account MAM receives notice of legal proceedings involving client securities, including without limitation bankruptcies and class actions, MAM would promptly forward such notices to the client.

•

MAM receives company meeting information and proxy materials from RiskMetrics Group. MAM also refers to RiskMetrics Group International Proxy Voting Guidelines Summary RiskMetrics Group International Proxy Voting Guidelines Summary[1], for informational purposes.

Proxy Voting Procedures:

•

The Research Analyst for each security’s corresponding market is responsible for client proxy voting. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Research Analyst that requires special consideration will be presented to MAM’s investment committee for a decision.

•

MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client’s best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client’s best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific RiskMetrics Group recommendation if available, or, if not, then in accordance with the RiskMetrics Group International Proxy Voting Guidelines Summary.

•	Full documentation is kept on each vote cast in every client account and procedures are in place to assure that voting is done in a timely manner.

Proxy Voting Reporting:

Reporting of proxy voting is available to all of our clients upon request.

[1]	RiskMetrics Group International Proxy Voting Guidelines Summary

OPPENHEIMERFUNDS, INC. AND ITS ADVISORY AFFILIATES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

(as of March 1, 2011) and

PORTFOLIO PROXY VOTING GUIDELINES (as of March 1, 2011)

These Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”), which include the attached “Portfolio Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) and the following advisory affiliates of OFI, OFI Institutional Asset Management, Inc, OFI Private Investments Inc. and HarbourView Asset Management Corporation (individually, an “OFI Adviser”). Unless noted otherwise and for ease of reference, OFI and each OFI Adviser are collectively referred to herein as “OFI”.

OFI will follow these Policies, Procedures and Guidelines in voting portfolio proxies relating to securities held by clients, which may include, but is not limited to, separately managed accounts, collective investment trusts, 529 college savings plans, and registered and non-registered investment companies advised or sub-advised by an OFI Adviser (“Fund(s)”).

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

A. Funds for which OFI has Proxy Voting Responsibility

OFI Registered Funds. Each Board of Directors/Trustees (the “Board”) of the Funds registered with the U.S. Securities and Exchange Commission (“SEC”) and advised by OFI (“OFI Registered Funds”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision. Any reference herein to “Board” shall only apply to OFI Registered Funds.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of Funds registered with the SEC and not overseen by the Boards (“Sub-Advised Funds”). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the Sub-Advised Fund.

Other Funds. OFI also serves as an investment adviser for a number of Funds that are not identified as Registered Funds or Sub-Advised Funds, which may include, but are not limited to, separately managed accounts, collective investment trusts, non-registered investment companies and 529 college savings plans (“Other Funds”). Generally, pursuant to contractual arrangements between OFI and those Other Funds, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Other Funds.

B. Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies. The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C. Administration and Voting of Portfolio Proxies

1. Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2. Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the OFI Registered and Sub-Advised Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3. Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund (and, if applicable, its shareholders) and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. The Committee maintains a list of companies that, based on business relationships, may potentially give rise to a conflict of interest (“Conflicts List”). In addition,

OFI and the Committee employ the following procedures to further minimize any potential conflict of interest, as long as the Committee determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•

If the proposal for a company on the Conflicts List is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, unless: (i) the Guidelines provide discretion to OFI on how to vote on the matter (i.e., case-by-case); or (ii) to the extent a portfolio manager has requested that OFI vote in a manner inconsistent with the Guidelines, the Committee has determined that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. (Examples include, but are not limited to, a determination that the portfolio manager is unaware of the business relationship with the company or is sufficiently independent from the business relationship, and to the Committee’s knowledge, OFI has not been contacted or influenced by the company in connection with the proposal).

•

If the proposal for the company on the Conflicts List is not specifically addressed in the Guidelines or if the Guidelines provide discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent or item (ii) above is not applicable;

•

If neither of the previous two procedures provides an appropriate voting recommendation, the Committee may determine how to vote on the proposal, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal, or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4. Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5. Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6. Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Registered Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Registered Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Registered Funds and may be requested to vote on a matter pertaining to those underlying OFI Registered Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Registered Fund in the same proportion as the vote of all other shareholders in that underlying OFI Registered Fund (sometimes called “mirror” or “echo” voting).

D. Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board of OFI Registered Funds describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E. Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F. Proxy Voting Guidelines

The Guidelines adopted by OFI and the Boards of the OFI Registered Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

Adopted as of the Dates Set Forth Below by:

OppenheimerFunds, Inc.	March 1, 2011

OFI Institutional Asset Management, Inc.	March 1, 2011

OFI Private Investments Inc.	March 1, 2011

HarbourView Asset Management Corporation	March 1, 2011

New York Board of the Oppenheimer Funds	March 1, 2011

Denver Board of the Oppenheimer Funds	February 23, 2011

Appendix A

OPPENHEIMERFUNDS, INC. AND ITS ADVISORY AFFILIATES

PORTFOLIO PROXY VOTING GUIDELINES

(dated as of March 1, 2011)

1.0 OPERATIONAL ITEMS

1.1.1 Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.1.2 Amend Articles of Incorporation/Association or Bylaws

•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.

•	Vote FOR bylaw/charter changes if:

¡	shareholder rights are protected;

¡	there is a negligible or positive impact on shareholder value;

¡	management provides sufficiently valid reasons for the amendments; and/or

¡	the company is required to do so by law (if applicable); and

¡	they are of a housekeeping nature (updates or corrections).

1.1.3 Change Company Name.

•	Vote WITH Management.

1.1.4 Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5 Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6 Change in Company Fiscal Term

•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.

•	Vote AGAINST if a company’s motivation for the change is to postpone its AGM.

AUDITORS

1.2 Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:

¡	an auditor has a financial interest in or association with the company, and is therefore not independent;

¡	fees for non-audit services are excessive;

¡	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

¡

poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote AGAINST shareholder proposals asking for audit firm rotation.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0 THE BOARD OF DIRECTORS

2.1 Voting on Director Nominees

•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

¡	composition of the board and key board committees;

¡	attendance at board meetings;

¡	corporate governance provisions and takeover activity;

¡	long-term company performance relative to a market index;

¡	directors’ investment in the company;

¡	whether the chairman is also serving as CEO;

¡	whether a retired CEO sits on the board.

•

WITHHOLD/AGAINST (whichever vote option is applicable on the ballot) VOTES: However, there are some actions by directors that should result in votes being WITHHELD/AGAINST. These instances include directors who:

¡	attend less than 75% of the board and committee meetings without a valid excuse;

¡	implement or renew a dead-hand or modified dead-hand poison pill;

¡	ignore a shareholder proposal that is approved by a majority of the shares outstanding;

¡	ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

¡	failed to act on takeover offers where the majority of the shareholders tendered their shares;

¡	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;

¡	re audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	the non-audit fees paid to the auditor are excessive;

•

a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

•

there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	the company receives an adverse opinion on the company’s financial statements from its auditors.

¡

are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;

•	the company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	the company fails to submit one-time transfers of stock options to a shareholder vote;

•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	the company has inappropriately backdated options; or

•	the company has egregious compensation practices including, but not limited to, the following:

•	egregious employment contracts;

•	excessive perks/tax reimbursements;

•	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	egregious pension/supplemental executive retirement plan (SERP) payouts;

•	new CEO with overly generous new hire package;

•	excessive severance and/or change in control provisions; or

•	dividends or dividend equivalents paid on unvested performance shares or units.

¡	enacted egregious corporate governance policies or failed to replace management as appropriate;

¡	are inside directors or affiliated outside directors; and the full board is less than majority independent;

¡

are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company). Vote should be WITHHELD only at their outside board elections;

¡	serve on more than five public company boards. (The term “public company” excludes an investment company.)

•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.

•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):

¡	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or

¡

if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2 Board Size

•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.

•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3 Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4 Cumulative Voting

•	Vote FOR proposal to eliminate cumulative voting.

•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5 Establishment of Board Committees

•

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s ability to maintain its own affairs. However, exceptions may be made if determined that it would be in the best interest of the company’s governance structure.

2.6 Require Majority Vote for Approval of Directors

•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.7 Director and Officer Indemnification and Liability Protection

•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

•

Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•

Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•

Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

¡	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and

¡	only if the director’s legal expenses would be covered.

2.8 Establish/Amend Nominee Qualifications

•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.9 Filling Vacancies/Removal of Directors.

•	Vote AGAINST proposals that provide that directors may be removed only for cause.

•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.10 Independent Chairman (Separate Chairman/CEO)

•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

¡	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

¡	two-thirds independent board;

¡	all-independent key committees;

¡	established governance guidelines;

¡

the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

¡	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	egregious compensation practices;

•	multiple related-party transactions or other issues putting director independence at risk;

•	corporate and/or management scandal;

•	excessive problematic corporate governance provisions; or

•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.11 Majority of Independent Directors/Establishment of Committees

•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

•

For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

¡	the applicable listing standards determination of such director’s independence;

¡	any operating ties to the firm; and

¡	if there are any other conflicting relationships or related party transactions.

•

A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director. However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:

¡	the terms of the agreement;

¡	the duration of the standstill provision in the agreement;

¡	the limitations and requirements of actions that are agreed upon;

¡	if the dissident director nominee(s) is subject to the standstill; and

¡	if there are any conflicting relationships or related party transactions.

2.12 Open Access

•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.13 Stock Ownership Requirements

•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:

¡

whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

¡	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

2.14 Age or Term Limits

•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0 PROXY CONTESTS

3.1 Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:

¡	long-term financial performance of the target company relative to its industry;

¡	management’s track record;

¡	background to the proxy contest;

¡	qualifications of director nominees (both slates);

¡	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

¡	stock ownership position.

3.2 Reimbursing Proxy Solicitation Expenses

•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3 Confidential Voting

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0 ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1 Advance Notice Requirements for Shareholder Proposals/Nominations.

•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2 Amend Bylaws without Shareholder Consent

•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3 Poison Pills

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:

¡	20% or higher flip-in or flip-over;

¡	two to three-year sunset provision;

¡	no dead-hand, slow-hand, no-hand or similar features;

¡

shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

¡	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;

¡	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

4.4 Net Operating Loss (NOL) Protective Amendments

•	OFI will evaluate amendments to the company’s NOL using the same criteria as a NOL pill.

4.5 Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.6 Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•

Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to call special meetings and act independently of management taking into account the company’s specific governance provisions.

4.7 Establish Shareholder Advisory Committee

•	Vote on a CASE-BY-CASE basis.

4.8 Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE.

5.0 MERGERS AND CORPORATE RESTRUCTURINGS

5.1 Appraisal Rights

•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2 Asset Purchases

•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

¡	purchase price;

¡	fairness opinion;

¡	financial and strategic benefits;

¡	how the deal was negotiated;

¡	conflicts of interest;

¡	other alternatives for the business; and

¡	non-completion risk.

5.3 Asset Sales

•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

¡	impact on the balance sheet/working capital;

¡	potential elimination of diseconomies;

¡	anticipated financial and operating benefits;

¡	anticipated use of funds;

¡	value received for the asset;

¡	fairness opinion;

¡	how the deal was negotiated; and

¡	conflicts of interest.

5.4 Bundled Proposals

•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5 Conversion of Securities

•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6 Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

¡	dilution to existing shareholders’ position;

¡	terms of the offer;

¡	financial issues;

¡	management’s efforts to pursue other alternatives;

¡	control issues; and

¡	conflicts of interest.

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7 Formation of Holding Company

•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

¡	the reasons for the change;

¡	any financial or tax benefits;

¡	regulatory benefits;

¡	increases in capital structure; and

¡	changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

¡	increases in common or preferred stock in excess of the allowable maximum as calculated by the RMG Capital Structure Model; and/or

¡	adverse changes in shareholder rights.

5.8 Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions

•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:

¡	offer price/premium;

¡	fairness opinion;

¡	how the deal was negotiated;

¡	conflicts of interests;

¡	other alternatives/offers considered; and

¡	non-completion risk.

•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

¡	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

¡	cash-out value;

¡	whether the interests of continuing and cashed-out shareholders are balanced; and

¡	the market reaction to public announcement of the transaction.

5.9 Joint Venture

•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

¡	percentage of assets/business contributed;

¡	percentage of ownership;

¡	financial and strategic benefits;

¡	governance structure;

¡	conflicts of interest;

¡	other alternatives; and

¡	non-completion risk.

5.10 Liquidations

•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11 Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

¡	prospects of the combined company anticipated financial and operating benefits;

¡	offer price (premium or discount);

¡	fairness opinion;

¡	how the deal was negotiated;

¡	changes in corporate governance;

¡	changes in the capital structure; and

¡	conflicts of interest.

5.12 Private Placements/Warrants/Convertible Debenture

•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

¡	dilution to existing shareholders’ position;

¡	terms of the offer;

¡	financial issues;

¡	management’s efforts to pursue other alternatives;

¡	control issues; and

¡	conflicts of interest.

•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13 Spinoffs

•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

¡	tax and regulatory advantages;

¡	planned use of the sale proceeds;

¡	valuation of spinoff;

¡	fairness opinion;

¡	benefits to the parent company;

¡	conflicts of interest;

¡	managerial incentives;

¡	corporate governance changes; and

¡	changes in the capital structure.

5.14 Value Maximization Proposals

•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15 Severance Agreements that are Operative in Event of Change in Control

•	Review CASE-BY-CASE, with consideration give to RMG “transfer-of-wealth” analysis. (See section 8.2).

5.16 Special Purpose Acquisition Corporations (SPACs)

•	Vote on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by RMG which takes in consideration:

¡	valuation;

¡	market reaction;

¡	deal timing;

¡	negotiations and process;

¡	conflicts of interest;

¡	voting agreements; and

¡	governance.

6.0 STATE OF INCORPORATION

6.1 Control Share Acquisition Provisions

•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

•	Vote FOR proposals to restore voting rights to the control shares.

6.2 Control Share Cashout Provisions

•	Vote FOR proposals to opt out of control share cashout statutes.

6.3 Disgorgement Provisions

•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4 Fair Price Provisions

•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5 Freezeout Provisions

•	Vote FOR proposals to opt out of state freezeout provisions.

6.6 Greenmail

•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7 Reincorporation Proposals

•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8 Stakeholder Provisions

•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9 State Anti-takeover Statutes

•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0 CAPITAL STRUCTURE

7.1 Adjustments to Par Value of Common Stock

•	Vote FOR management proposals to reduce the par value of common stock.

7.2 Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by RMG which considers the following factors:

¡	specific reasons/rationale for the proposed increase;

¡	the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

¡	the board’s governance structure and practices; and

¡	risks to shareholders of not approving the request.

•

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3 Dual-Class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

¡	it is intended for financing purposes with minimal or no dilution to current shareholders; and

¡	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4 Issue Stock for Use with Rights Plan

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5 Preemptive Rights

•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6 Preferred Stock

•

OFI will vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance using a model developed by ISS, taking into account company-specific factors including past board performance and governance structure as well as whether the stock is “blank check” (preferred stock with unspecified voting, conversion, dividend distribution, and other rights) or “declawed” (preferred stock that cannot be used as takeover defense).

7.7 Recapitalization

•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:

¡	more simplified capital structure;

¡	enhanced liquidity;

¡	fairness of conversion terms;

¡	impact on voting power and dividends;

¡	reasons for the reclassification;

¡	conflicts of interest; and

¡	other alternatives considered.

7.8 Reverse Stock Splits

•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.

•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by RMG.

7.9 Share Purchase Programs

•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.10 Stock Distributions: Splits and Dividends

•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

7.11 Tracking Stock

•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

8.1 Equity-based Compensation Plans

•	Vote compensation proposals on a CASE-BY-CASE basis.

•

OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	Vote AGAINST equity proposal and compensation committee members if any of the following factors apply:

¡	the total cost of the company’s equity plans is unreasonable;

¡	the plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

¡

the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

¡

the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

¡	the plan is a vehicle for poor pay practices.

•

For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2 Director Compensation

•

Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

¡	director stock ownership guidelines with a minimum of three times the annual cash retainer;

¡	vesting schedule or mandatory holding/deferral period:

•	a minimum vesting of three years for stock options or restricted stock; or

•	deferred stock payable at the end of a three-year deferral period;

¡	mix between cash and equity:

•	a balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

•	if the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;

¡	no retirement/benefits and perquisites provided to non-employee directors; and

¡

detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3 Bonus for Retiring Director

•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4 Cash Bonus Plan

•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5 Stock Plans in Lieu of Cash

•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

In casting its vote, OFI reviews the RMG recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6 Pre-Arranged Trading Plans (10b5-1 Plans)

•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

¡	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

¡	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

¡	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

¡	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

¡	an executive may not trade in company stock outside the 10b5-1 Plan; and

¡	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7 Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

¡	historic trading patterns;

¡	rationale for the repricing;

¡	value-for-value exchange;

¡	option vesting;

¡	term of the option;

¡	exercise price; and

¡	participation.

8.8 Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Votes FOR employee stock purchase plans where all of the following apply:

¡	purchase price is at least 85% of fair market value;

¡	offering period is 27 months or less; and

¡	the number of shares allocated to the plan is 10% or less of the outstanding shares.

•	Votes AGAINST employee stock purchase plans where any of the following apply:

¡	purchase price is at least 85% of fair market value;

¡	offering period is greater than 27 months; and

¡	the number of shares allocated to the plan is more than 10% of the outstanding shares.

8.9 Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s definition of director independence.

8.10 Employee Stock Ownership Plans (ESOPs)

•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11 Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

•	Vote on a CASE-BY-CASE basis.

8.12 Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal

•	Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

¡

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

¡	Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A);

•	Evaluation of peer group benchmarking used to set target pay or award opportunities; and

•	Balance of performance-based versus non-performance-based pay.

•	Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)

¡	Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

8.13 401(k) Employee Benefit Plans

•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14 Shareholder Proposals Regarding Executive and Director Pay

•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.

•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15 Performance-Based Stock Options

•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

¡	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or

¡	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16 Pay-for-Performance

•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

¡	What aspects of the company’s short-term and long-term incentive programs are performance-driven?

¡	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?

¡	What type of industry does the company belong to?

¡	Which stage of the business cycle does the company belong to?

8.17 Pay-for-Superior-Performance Standard

•

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior-performance standard in the company’s executive compensation plan for senior executives.

8.18 Golden Parachutes and Executive Severance Agreements

•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

¡	the parachute should be less attractive than an ongoing employment opportunity with the firm;

¡	the triggering mechanism should be beyond the control of management;

¡	the amount should not exceed three times base salary plus guaranteed benefits; and

¡

change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

•	Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

¡	If presented as a separate voting item, OFI will apply the same policy as above.

¡

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management say on pay”), OFI will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

8.19 Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.20 Supplemental Executive Retirement Plans (SERPs)

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.21 Claw-back of Payments under Restatements

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:

¡	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;

¡	the nature of the proposal where financial restatement is due to fraud;

¡	whether or not the company has had material financial problems resulting in chronic restatements; and/or

¡	the adoption of a robust and formal bonus/equity recoupment policy.

•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.

•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.22 Tax Gross-Up Proposals

•

Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0 SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only vote “FOR” a proposal that would clearly:

¡	have a discernable positive impact on short-term or long-term share value; or

¡	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:

•

prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•

reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable;

•	whether implementation of the proposal would achieve the objectives sought in the proposal;

•	whether the subject of the proposal is best left to the discretion of the board;

•	whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

OPPENHEIMER FUNDS INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines. In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals. If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

1.0 OPERATIONAL ITEMS

1.1.7 Financial Results/Director and Auditor Reports

•	Vote FOR approval of financial statements and director and auditor reports, unless:

¡	there are material concerns about the financials presented or audit procedures used; or

¡	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

1.1.8 Allocation of Income and Dividends

•	Vote FOR approval of allocation of income and distribution of dividends, unless:

¡	the dividend payout ratio has been consistently below 30% without an adequate explanation; or

¡	the payout ratio is excessive given the company’s financial position.

1.1.9 Stock (Scrip) Dividend Alternative

•	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.

•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

1.1.10 Lower Disclosure Threshold for Stock Ownership

•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

AUDITORS

1.3 Appointment of Internal Statutory Auditors

•	Vote FOR the appointment and reelection of statutory auditors, unless:

¡	there are serious concerns about the statutory reports presented or the audit procedures used;

¡	questions exist concerning any of the statutory auditors being appointed; or

¡	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.4 Remuneration of Auditors

•

Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.5 Indemnification of Auditors

•	Vote AGAINST proposals to indemnify auditors.

2.0 THE BOARD OF DIRECTORS

2.14 Discharge of Board and Management

•	Vote FOR discharge of the board and management, unless:

¡	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or

¡	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

4.0 ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.3 Poison Pills

•

Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis. A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

¡	to give the board more time to find an alternative value enhancing transaction; and

¡	to ensure the equal treatment of shareholders.

•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:

¡	determine whether actions by shareholders constitute a change in control;

¡	amend material provisions without shareholder approval;

¡	interpret other provisions;

¡	redeem the plan without a shareholder vote; or

¡	prevent a bid from going to shareholders.

•	Vote AGAINST plans that have any of the following characteristics:

¡	unacceptable key definitions;

¡	flip-over provision;

¡	permitted bid period greater than 60 days;

¡	maximum triggering threshold set at less than 20% of outstanding shares;

¡	does not permit partial bids;

¡	bidder must frequently update holdings;

¡	requirement for a shareholder meeting to approve a bid; or

¡	requirement that the bidder provide evidence of financing.

•	In addition to the above, a plan must include:

¡	an exemption for a “permitted lock up agreement”;

¡	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and

¡	exclude reference to voting agreements among shareholders.

4.8 Renew Partial Takeover Provision

•	Vote FOR proposals to renew partial takeover provision.

4.9 Depositary Receipts and Priority Shares

•	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.

•	Vote AGAINST the introduction of priority shares.

4.10 Issuance of Free Warrants

•	Vote AGAINST the issuance of free warrants.

4.11 Defensive Use of Share Issuances

•	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

5.0 MERGERS AND CORPORATE RESTRUCTURINGS

5.16 Mandatory Takeover Bid Waivers

•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

5.17 Related-Party Transactions

•

In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a CASE-BY-CASE basis, considering factors including, but not limited to, the parties, assets, and pricing of the transactions.

5.18 Expansion of Business Activities

•

Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective. If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

7.0 CAPITAL STRUCTURE

7.12 Pledge of Assets for Debt

•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.13 Increase in Authorized Capital

•

Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital to any amount, unless:

¡	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or

¡	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

•	Vote AGAINST proposals to adopt unlimited capital authorization.

7.14 Share Issuance Requests

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

•	Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

•	Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

7.15 Reduction of Capital

•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:

¡

reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus. If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.

¡

Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets. In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

7.16 Convertible Debt Issuance Requests

•

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

7.17 Debt Issuance Requests (Non-convertible)

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100% is considered acceptable.

•	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.

•

Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis. Any proposed debt issuance is compared to industry and market standards.

7.18 Reissuance of Shares Repurchased

•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

7.19 Capitalization of Reserves for Bonus Issues/Increase in Par Value

•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

7.20 Control and Profit Agreements/Affiliation Agreements with Subsidiaries

•	Vote FOR management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

8.21 Director Remuneration

•	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.

•	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

•	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

•	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

8.22 Retirement Bonuses for Directors and Statutory Auditors

•

Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

•	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

Principal Global Investors, LLC

Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

•	The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.

•	Proxies are not voted in Clients’ best interests.

•	Proxies are not identified and voted in a timely manner.

•	Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.

•	The third-party proxy voting services utilized by the Advisers are not independent.

•	Proxy voting records and Client requests to review proxy votes are not maintained.

The Advisers have established the following guidelines as an attempt to mitigate these risks.

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services we provide to our advisory clients. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Compliance Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a wholly owned subsidiary MSCI, Inc. which is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.1 The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (a “ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Coordinator, who has been assigned by the Compliance Department to manage the proxy voting process.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As mentioned above, the PM Teams have access to the ISS Recommendations and may determine that it is in the best interest of Clients to vote differently.

In the event that judgment differs from that of ISS, the Advisers will memorialize the reasons supporting that judgment and retain a copy of those records for the Advisers’ files. In such cases, our procedures require:

1.	The requesting PM Team to set forth the reasons for their decision;

2.	The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Coordinator and other appropriate personnel (including other PGI/PrinREI Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and

5.	The creation of a written record reflecting the process (See Appendix XXXI).

Additionally, the Compliance Department will periodically review the voting of proxies to ensure that all such votes — particularly those diverging from the judgment of ISS — were voted consistent with the Advisers’ fiduciary duties.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

[1]	The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers will maintain a record of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Investment Accounting Department and the Proxy Voting Coordinator. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.

SMA — Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes setting up the accounts for proxy voting with ISS. The SMA Operations Department is responsible for sending a letter to the Client’s custodian, with instructions to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the SMA Operations Department and the Proxy Voting Coordinator. The SMA Operations Department will coordinate with Citi (wrap program administrator), the respective wrap program sponsor, and the Compliance Department in ensuring that proxies are voted in accordance with Clients’ instructions.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Coordinator.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

—	Restrictions for share blocking countries;[2]
—	Casting a vote on a foreign security may require that the adviser engage a translator;
—	Restrictions on foreigners’ ability to exercise votes;
—	Requirements to vote proxies in person;
—	Requirements to provide local agents with power of attorney to facilitate the voting instructions;
—	Untimely notice of shareholder meeting;
—	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Coordinator of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers will not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Coordinator may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Thomson Financial, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Coordinator may consult with the appropriate Portfolio Manager(s) and/or the CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

[2]

In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Coordinator. The Proxy Voting Coordinator will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Coordinator, with the assistance of the CCO or CCO NA, will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Compliance Department, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•

Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Coordinator. All written requests must be retained in the Client’s permanent file.

•

The Proxy Voting Coordinator will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•

The Proxy Voting Coordinator will furnish the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers will maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers will generally forward to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

•

The Advisers’ proxy voting record is maintained by ISS. The Advisers’ Proxy Voting Coordinator, with the assistance of the Client Services and SMA Operations Departments, will periodically ensure that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers will maintain documentation to support the decision to vote against the ISS recommendation.

•

The Advisers will maintain documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically will not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers will only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract. The process of filing class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision. This policy is disclosed to clients on Schedule F of Form ADV Part II.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers will manage the conflict by seeking instruction from the Law Department and/or outside counsel. It is the Advisers’ general policy not to act as lead plaintiff in class actions.

Disclosure

The Advisers will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Compliance Department has assigned a Proxy Voting Coordinator to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader. In general, the Advisers’ CCO or CCO NA (or their designee) will oversee the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures.

Pyramis Global Advisors’ Proxy Voting Guidelines

March 2011

I.	General Principles

A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies’ relationship, business or otherwise, with that portfolio company.

B.	FMR Investment Proxy Research votes proxies on behalf of Pyramis’ clients. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.	Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR’s General Counsel’s office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis’ Senior Compliance Officer or his designee.

F.	Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal’s likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.	Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.	Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company’s commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II.	Definitions (as used in this document)

A.	Anti-Takeover Provision—includes fair price amendments; classified boards; “blank check” preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B.	Golden Parachute—Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail—payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision—a condition in a charter or plan that specifies an expiration date.

E.	Permitted Bid Feature—a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F.	Poison Pill—a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

G.	Large-Capitalization Company—a company included in the Russell 1000® Index.

H.	Small-Capitalization Company—a company not included in the Russell 1000® Index that is not a Micro-Capitalization Company.

I.	Micro-Capitalization Company—a company with market capitalization under US $300 million.

J.	Evergreen Provision—a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2.	The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.	Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

7.	The board is not composed of a majority of independent directors.

B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV.	Compensation

A.	Executive Compensation

1.	Advisory votes on executive compensation

a.

Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the compensation committee has lapsed or waived equity vesting restrictions; and (iv) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b.	FMR will generally vote against proposals to ratify Golden Parachutes.

2.	Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.	(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3.	In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

Pyramis will consider approving an equity award plan or ammendment to authorize additional shares under such plan if without complying with Guideline 3 immediately above, the following two conditions are met:

a.	The shares are granted by a compensation committee composed entirely of independent directors; and

b.	The shares are limited to 5% (Large-Capitalization Company) and 10% (Small or Micro Capitalization Company) of the shares aouthorizes for grant under the plan.

4.	The plan includes an Evergreen Provision.

5.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company’s relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.	Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

E.	Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.	Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill includes the following features:

1.	A Sunset Provision of no greater than five years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Pyramis accounts to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

B.	An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.	In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer’s Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E.	In the case of shareholder proposals regarding shareholders’ right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

VI.	Capital Structure/Incorporation

A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a company’s common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for, or recommending that, a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII.	Shares of Investment Companies

A.	If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class (“echo voting”). Pyramis may choose not to vote if “echo voting” is not operationally feasible.

B.	Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds’ Board of Trustees.

VIII.	Other

A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

PROXY VOTING POLICIES AND PROCEDURES OF SECTORAL ASSET MANAGEMENT INC.

1. Introduction

Rule 206(4)-6 under the Advisers Act requires an adviser with voting responsibilities for its client’s securities to comply with the following responsibilities:

1.	Policies must be in writing;

2.	Policies must describe how the adviser addresses material conflicts between its interests and the interests of the clients with respect to proxy voting;

3.	Policies must describe how the adviser resolves those conflicts in the interest of clients;

4.	An adviser must disclose to clients how they can obtain information from the adviser on how the adviser voted their proxies; however, a client is only entitled to know how the adviser voted that client’s proxies and not those of other clients;

5.	An adviser must describe its proxy voting procedures to clients and furnish clients a copy of the voting procedures upon request; and

6.	An adviser must keep the following records for five years, the first two years in an appropriate office of the adviser:

a.	Copies of its proxy voting policies and procedures;

b.	Copies of each proxy statement received;

c.	Records of votes cast;

d.	Records of all communications received whether oral or written;

e.	Internal documents created that were material to the voting decision; and

f.	A record of each client request for proxy voting records (including the date of the request, the name of the client and date of the response) and the advisers response.

7.	An adviser must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority;

8.	In voting proxies, an adviser must act prudently and solely in the interest of clients.

2. Proxy Voting Authority

Unless otherwise specifically directed by a client in writing, Sectoral is responsible for the voting of all proxies related to securities that it manages on behalf of our clients. Any directions from clients to the contrary must be provided in writing.

3. Statements of Policies and Procedures

A.	Policy Statement. The Advisers Act requires Sectoral, at all times, to act solely in the best interest of its clients. Sectoral has adopted and implemented these Proxy Voting Policies and Procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Advisers Act.

Sectoral has established these Proxy Voting Policies and Procedures in a manner that is generally intended to support the ability of management of a company soliciting proxies to run its business in a responsible and cost effective manner while staying focused on maximizing shareholder value. Accordingly, Sectoral generally votes proxies in accordance with management’s recommendations. This reflects the basic investment criteria that good management is shareholder focused. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote. For this reason, consistent with its fiduciary duty to ensure that proxies are voted in the best interest of its clients, Sectoral may from time to time vote proxies against management’s recommendations.

B.	Conflicts of Interest. Sectoral has established the following policies to prevent the occurrence of a conflict of interest:

1.	Sectoral does not manage any pension plan of companies in which Sectoral invests.

2.	Neither Sectoral nor its affiliates offer any other services than investment advisory.

3.	Sectoral’s officers do not participate on the board of any company in which Sectoral could invest (i.e., in the healthcare or biotechnology industry). Insofar as one of Sectoral’s external directors is a member of a board of a company in Sectoral’s universe, it will not invest in that company.

4.	Sectoral offers to its clients the option to vote their proxies.

5.	As described below Sectoral has delegated the voting of proxies to a third party.

6.	If a client wishes to intervene in the proxy voting process, they are free to do so.

Although Sectoral believes the above measures will largely prevent the occurrence of material conflicts of interest, Sectoral acknowledges that other conflicts of interest may arise from time to time and Sectoral takes additional measures to address those conflicts. Specifically, Sectoral reviews proxies to assess the extent, if any, to which there may be a material conflict between the interests of its clients and its interests (including those of its affiliates, directors, officers, employees and other similar persons) (referred to hereafter as a “potential conflict”). Sectoral performs this assessment on a proposal-by-proposal basis. A potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If Sectoral determines that a potential conflict may exist, Sectoral shall promptly report the matter to the CCO. The CCO shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of Sectoral’s clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, the CCO may determine that Sectoral resolves a potential conflict in any of the following manners:

1.	If the proposal that is the subject of the proposed conflict is specifically addressed in these Proxy Voting Policies and Procedures, Sectoral may vote the proxy in accordance with such pre-determined policies and guidelines, provided that such pre-determined policy involves little discretion on its part;

2.	Sectoral may disclose the potential conflict to its clients and obtain the consent of a majority in interest of its clients before voting in the manner approved by a majority in interest of its clients;

3.	Sectoral may engage an independent third-party to determine how the proxy should be voted; or

Sectoral uses commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of Sectoral’s senior investment staff actually knew or reasonably should have known of the potential conflict.

C.	Limitations on Our Responsibilities.

1.	Limited Value. Sectoral may abstain from voting a client proxy if it concludes that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. Sectoral may abstain from voting a client proxy for cost reasons (e.g, costs associated with voting proxies of non-U.S. securities). In accordance with its fiduciary duties, Sectoral will weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Sectoral’s decision will take into account the effect that the vote of its clients, either by itself or together with other votes, is expected to have on the value of its client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.

a.	Client Guidelines. Sectoral votes a client’s proxies in accordance with the client’s investment guidelines.

b.	Mutual Funds. Sectoral votes proxies of its mutual fund clients, if any, subject to the funds’ applicable investment restrictions.

c.	ERISA Accounts. Sectoral votes proxies of its ERISA clients, if any, in accordance with its duty of loyalty and prudence, in compliance with the plan documents, as well as its duty to avoid prohibited transactions.

4.	Shareblocking. Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where shareblocking occurs, the custodian or sub-custodian of the client’s account automatically freezes shares prior to a shareholder meeting until a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Sectoral’s policy is generally not to vote the shares in shareblocking countries.

5.	Securities on Loan. Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the client’s custodian bank in advance of the voting deadline. To the extent a client loans securities consistent with its guidelines, Sectoral is not required to vote securities on loan unless it has knowledge of a material voting event that could affect the value of the loaned securities. In this event, Sectoral may, in its sole discretion, instruct the custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

6.	Client Direction. Unless otherwise directed by a client in writing, Sectoral is responsible for voting all proxies related to securities that it manages for clients. A client may from time to time direct Sectoral in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. Sectoral will follow any such written direction for proxies after its receipt of such written direction.

D.	Disclosure. A client for whom Sectoral is responsible for voting proxies may obtain information from Sectoral regarding how it voted the client’s proxies. Clients should contact their portfolio manager to make such a request.

E.	Review and Changes. Sectoral shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon its experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, Sectoral may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of Sectoral’s Proxy Voting Policies and Procedures from their portfolio manager.

F.	Delegation. As described in Item 5 below, Sectoral has delegated certain of its responsibilities under these Proxy Voting Policies and Procedures to a third party, Risk Metrics Group (“RMG”), but Sectoral has retained final authority and fiduciary responsibility for proxy voting and it will monitor RMG’s compliance with these Proxy Voting Policies and Procedures.

4. Administration of Policies and Procedures

A.

CCO. The CCO is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The CCO also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the CCO sets voting guidelines and serves as a resource for our portfolio management, he does not have proxy voting authority for any fund. The ultimate responsibility for proxy voting stays with the Chief Investment Officer.

B.	Investment Support Group. The Investment Support Group (“Investment Support Group”) of RMG is responsible for administering the proxy voting process as set forth in the Policies and Procedures. RMG shall be responsible for analyzing, voting and keeping records of all proxy ballots on our behalf under the annual contract entered into between RMG and Sectoral. RMG shall vote in accordance with the guidelines agreed upon between RMG and Sectoral.

C.	Proxy Administrator. The Investment Support Group of RMG will assign a Proxy Administrator (“Proxy Administrator”) who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

5. How Proxies are Reviewed, Processed and Voted

In order to facilitate the proxy voting process, Sectoral has retained RMG as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While Sectoral relies upon RMG research in establishing its proxy voting guidelines, and many of its guidelines are consistent with RMG positions, it may deviate from RMG recommendations on general policy issues or specific proxy proposals. A summary of the proxy voting guidelines, prepared by RMG and agreed upon by us, is available to Sectoral’s clients on request.

A.	Vote Execution and Monitoring of Voting Process. Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Votex system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Sectoral indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Votex system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Fund has not yet been recorded in the computer system. The custodians of the clients who have delegated the proxy voting authority to Sectoral shall forward all ballots to RMG. To ensure that the custodians forward all ballots to RMG, Sectoral shall send a holdings report to RMG at the end of every month. RMG shall analyze each matter coming up for shareholder vote and shall decide and vote on the same. We can view this decision via an electronic link to RMG. If a portfolio manager wishes to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on Sectoral’s domicile. RMG shall also keep a record of all proxies voted on our behalf.

B.	Monitoring and Resolving Conflicts of Interest. Sectoral is also responsible for monitoring and resolving possible material conflicts between its interests and those of its clients with respect to proxy voting. Application of Sectoral’s guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since its voting guidelines are pre-determined by Sectoral using recommendations from RMG, an independent third party. However, for proxy votes inconsistent with its guidelines, together with the Proxy Administrator, Sectoral will review all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. Sectoral also assesses whether any business or other relationships between it and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the CCO for immediate resolution.

6. Reporting and Record Retention

Vote Summary Reports will be generated for each client that requests Sectoral to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

Sectoral retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document material to a proxy voting decision such as Sectoral’s voting guidelines and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

T. ROWE PRICE ASSOCIATES, INC

T. ROWE PRICE INTERNATIONAL LTD

T. ROWE PRICE (CANADA), INC

T. ROWE PRICE HONG KONG LIMITED

T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and, to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors—T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues—T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place.

Executive Compensation Issues—T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.

Mergers and Acquisitions—T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We evaluate proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions on a case-by-case basis.

Corporate Social Responsibility Issues—Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies—ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Index and Passively Managed Accounts—Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes—In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking—Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan—The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations—Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

TURNER INVESTMENT PARTNERS, INC.

TURNER INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, “Turner”), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type. Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights, including but not limited to public plans and unions.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility. Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management. Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised: June 15, 2009

PROXY VOTING	Victory Capital Management Inc. Board approved on: September 16, 2010

PROXY VOTING POLICY

When Victory client accounts hold stock that Victory is obligated to vote, the voting authority will be exercised in accordance with:

•	the direction and guidance, if any, provided by the document establishing the account relationship

•

principles of fiduciary law and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Both require Victory to act in the best interests of the account. In voting such stock, Victory will exercise the care, skill, prudence, and diligence a prudent person would use, considering the aims, objectives, and guidance provided by the documents governing the account

Victory votes client securities in the best interests of the client. In general, this entails voting client proxies with the objective of increasing the long-term economic value of client assets.* In determining the best interests of the account, Victory considers, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities and the effect of the proposal on future prospects of the issuer), the composition and effectiveness of the issuer’s board of directors, the issuer’s corporate governance practices, and the quality of communications from the issuer to its shareholders.

Where Victory has an obligation to vote client proxies:

•	reasonable efforts will be made to monitor and keep abreast of corporate actions

•	all stock, whether by proxy or in person, will be voted, provided there is sufficient time and information available

•	a written record of such voting will be kept by Victory or its designated affiliate

•

Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Victory analyst(s) or portfolio manager(s), as applicable, subject to review by an attorney within Victory’s law group and a member of senior management.

•

the Proxy and Corporate Activities Committee (the “Proxy Committee”) will supervise the voting of client securities. In all cases, the ultimate voting decision and responsibility rests with the members of the Proxy Committee.

Proxy Recall for Securities Lending, as required:

Victory will use reasonable efforts to determine if the recall of a security on loan is warranted in time to vote proxies if the fund knows that a vote concerning a “material” event will occur.

•

Victory may utilize the services of an independent third-party to assist in the process of recalling loaned out shares including, but not limited to, assisting Victory to anticipate record dates for upcoming high profile meetings for which it may recall shares in advance of voting.

*	Note: “Clients” include, without limitation, separately managed accounts, mutual funds, and other accounts and funds for which Victory serves as investment adviser or sub-adviser. Victory’s entire Policy and Procedures are available upon request via our website at www.victoryconnect.com, or by e-mailing us at Compliance_Victory@victoryconnect.com. Information on how to obtain voting records can also be found on www.victoryconnect.com.

•

Appropriate information will be sent to the Securities Lending Group with the specific record date of the security that needs to be recalled. Once the security is recalled, the proxy will flow into Victory’s normal voting procedures.

STATEMENT OF CORPORATE GOVERNANCE

The rights associated with stock ownership are as valuable as any other financial assets. As such, they must be managed in the same manner. Victory has established voting guidelines that seek to protect these rights while attempting to maximize the value of the underlying securities.

PROXY VOTING PROCEDURE

The Proxy Committee determines how proxies will be voted, or in those instances where Victory has sole or shared voting authority over client securities, recommendations will be made. Proxies are presented to the committee through the Corporate Actions Department. Actual votes are submitted by the Corporate Actions Department and/or the Proxy Committee. Decisions are based exclusively with the best interest with the shareholders in mind.

Voting may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee.

Victory’s investment research department’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in the client’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The Proxy Committee is comprised of at least the following: Chief Administration Officer, a Senior Equity Analyst, Victory and Key Private Bank Senior Portfolio Managers, and Head of Fund Administration. Quorum exists when at least three voting committee members are either in attendance or participate remotely via video or teleconference. Approval is based on majority votes of committee.

VOTING GUIDELINES

The following guidelines are intended to assist in voting proxies and are not to be considered rigid rules. The Proxy Committee is directed to apply these guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the account or if it is required under the documents governing the account.

The committee may also take into account independent third-party, general industry guidance or other governance board review sources when making decisions. The committee may additionally seek guidance from other senior internal sources with special expertise on a given topic, where it is appropriate.

When the Proxy Committee decides to vote against or to withhold a vote for a proposal which is generally approved, or votes in favor of a proposal which is generally opposed, the reason for the exception will be recorded.

The following is a discussion of selected proxy proposals which are considered periodically at annual meetings. Victory’s general position with regard to such proposals is also included.

CORPORATE ACTIONS

The Corporate Actions Group processes mandatory corporate actions. The Victory Proxy Analyst obtains recommendations from the Victory Portfolio Manager, Research Analyst or Proxy Committee on voluntary corporate actions and will post the recommendation to the Victory Capital Management Report Repository. The Victory Proxy Analyst will also send the recommendation to the Corporate Actions Group.

CORPORATE GOVERNANCE

Confidential Voting	Generally Approved

Confidential voting eliminates the possibility for management to apply pressure to institutional shareholders with which a business relationship exists. It should be noted that the Department of Labor’s “Avon Letter” and the investigation of proxy voting violations in 1988 may have lessened the need for confidential voting.

Equal Access Proposals	Generally Approved

As owners of the company, shareholders should have access to a company’s proxy in order to vote on issues of importance.

Cumulative Voting	Generally Opposed

Cumulative voting may prevent the majority of shareholders from electing a majority of the board. Cumulative voting requires fewer votes to obtain a board seat; therefore, it promotes single interest representation on the board which may not be representative of the interests and concerns of all shareholders.

Unequal Voting Rights	Generally Opposed

Victory would vote against any provisions that would dilute the current voting power of shareholders, since one of the assets of a shareholder is the ability to effect change through proxy voting. Victory firmly believes all shareholders should be treated equitably. One share, one vote.

Super-Majority Vote Requirements	Generally Opposed

Victory is opposed to proposals requiring a vote of more than two-thirds of the shareholders to amend any bylaws or charter provisions, or to approve a merger or other business combination. Super-majority vote provisions may stifle bidder interest in the issuer and thereby devalue its stock.

Majority Voting Proposals	Review Case-by-Case

Victory generally supports reasonably crafted shareholder proposals calling for directors to be elected through an affirmative majority of votes cast and/or the elimination of the plurality standard in uncontested elections, unless the company has adopted meaningful alternatives within their formal corporate governance process.

By-Laws Amended By Board Of Directors
Without Shareholder Approval	Generally Opposed

Since one of the rights of a shareholder is the ability to effect change through proxy voting, it would not be in their best interest to allow the board to influence policy and change the by-laws of the company without shareholder input. Victory would vote against any action taken by the board to prevent shareholders from deciding policy.

CORPORATE GOVERNANCE

Amendments
To By-Laws Or Charters	Review Case-by-Case

In general, Victory approves technical amendments for companies with a solid track record of good corporate governance. However, Victory reserves the right to oppose issues for companies with questionable practices relating to governance issues.

Blank-Check Preferred Stock	Generally Opposed

Blank-check preferred stock provides flexibility in financing, and can be used as an entrenchment device. The issuing company can use this tactic as a poison pill when distributed to stockholders with rights attached, or it can be issued with superior voting rights to friendly parties.

Pre-Emptive Rights	Generally Approved

Pre-emptive rights provide existing shareholders with the first opportunity to purchase shares or new issues of company stock. Victory may not recommend exercising the rights for several reasons, including lack of liquidity or the transaction may not be in the best interest of client’s accounts. However, in certain cases the rights are transferable and Victory may recommend selling. The primary reason for the approval of rights offerings is to limit the amount of dilution new shares cause current shareholders.

Expensing Options	Generally Approved

Victory believes shareholders should have an accurate picture of a company’s financial picture, therefore, the company should fully account for stock options.

Eliminate Shareholders’
Right To Call A Special Meeting	Generally Opposed

In general, Victory opposes proposals to eliminate the right of shareholders to call a special meeting or the position that a minimum of 25% of the shareholders are required to call a special meeting. Reason: shareholders may lose the right to remove directors or initiate a shareholder resolution without waiting for the next regularly scheduled meeting, especially if shareholders do not have the right to act by written consent.

Restriction of Shareholder Action
By Written Consent	Generally Opposed

Victory generally opposes proposals to restrict or prohibit a shareholders’ ability to take action by written consent. Shareholders may lose the ability to remove directors or initiate a shareholder resolution if they must wait for the next scheduled meeting.

Appointment Of Auditors	Generally Approved

Victory expects a company to have completed its due diligence on the auditors; therefore, selection is approved. However, in cases where auditors have failed to render accurate financial statements, votes are withheld. A favorable position is given to auditors who receive more compensation from their audit engagement than other services with the company.

Corporate Name Change	Generally Approved

A name change often is used to reflect the brand and image of the business. Under most circumstances, this change is a marketing initiative, has no effect on governance and does not infringe on shareholders’ rights.

CORPORATE GOVERNANCE

Expansion of Business Activity	Review Case-by-Case

Existing shareholders should approve any restatement of the business purposes or fundamental change in operations. In addition, shareholders should review any expansion or development of company objectives and activities.

Change In The Date Or Location
Of Annual Meetings	Generally Approved

Victory supports provisions that encourage changes in the date and location of annual meetings. A rotating schedule enables shareholders across the nation to attend the meetings and express their views.

Change In Investment Company
Agreements With Advisors	Generally Approved

Victory approves a change in the investment company’s agreement with the advisor when it is in the long-term best economic interest of the shareholders.

For Investment Companies,
Continuation Of Company Management,
Administration or Investment Advisor	Generally Approved

Victory supports contracts when performance of the investment companies is relatively close to the appropriate benchmark.

Converting Closed-end Fund
To Open-end Fund	Review Case-by-Case

Victory supports such conversions when it is in the long-term best economic interest of the shareholders. Some of the factors reviewed would include: past performance, the level of discount or premium compared to the NAV, expense structure and the overall effect on competitiveness and future prospects within the market that the fund invests.

Changing Investment Company
Fundamental Investment Restrictions	Review Case-by-Case

Victory generally reviews such proposals based on factors that include, but are not limited to: the nature of the restriction to be changed, reasons given for such a change, the likely impact to the overall portfolio and long-term best economic interests of the shareholders.

Transaction Of Such Other Business
As May Properly Come Before The Meeting	Generally Opposed

Victory generally opposes proposals requesting voting approval in the form of other business.

BOARD OF DIRECTORS

Required Majority Of Independent Directors	Generally Approved

Victory believes shareholders are best served when the Board of Directors includes a significant number (preferably a majority) of individuals who are independent and outside of the firm. Independent directors can bring the most objective and fresh perspective to the issues facing the company. Independent directors are less hampered when fulfilling their obligations to monitor top management performance and responsiveness to shareholders and are less likely to be involved in conflict of interest situations.

BOARD OF DIRECTORS

Change In The Number Of Directors	Generally Approved

Victory approves a change in the number of directors as long as a satisfactory explanation is provided and the number of directors is reasonable.

Classified Boards	Review Case-by-Case

Classified boards do provide stability and continuity. However, Victory may oppose this position under the certain circumstance, such as: a proxy fight is won and one-third of the directors are replaced. Running the company with a board that is one-third hostile is very difficult and the vote would be perceived as a loss of confidence in management.

Outside Director Stock Option Plan	Review Case-by-Case

The interest of outside directors should be aligned with both shareholders and inside directors. Victory supports the position whereby directors hold a minimum level of stock in the company. Another way to ensure the interests of shareholders are matched with those of the outside directors is to award options as a part of compensation. However, Victory would vote against any plan that awards any director excessively.

Election of Management’s Nominees for Directors	Generally Approved

Victory supports management’s recommendation for any qualified individual to represent the shareholders. Factors considered include: attendance at meetings, company performance, stock ownership, and the independence of each director.

Corporate Board Diversity	Review Case-by-Case

Victory supports voluntary efforts by shareholders and board members to increase diversity on corporate boards. Support also is given to the appointment of qualified directors with diverse backgrounds; however, the issue of quotas is not supported.

Indemnification Of Directors	Generally Approved

In general, indemnification is necessary to attract qualified board nominees in today’s litigious environment; however, monetary liability generally is not eliminated, or limited, for breach of duty, lack of loyalty, acts or omissions not performed in good faith, or any transaction in which the director derived an improper benefit.

Removal Of A Director Only For Cause	Generally Approved

In cases such as gross negligence or fraud, dismissal from the board is warranted. Victory fully supports this position.

Severance Packages	Review Case-by-Case

Severance packages for outside directors may be appropriate when a merger is planned for the best interest of shareholders; however, severance packages tailored solely as incentives to approve a merger generally are not approved. Since severance packages for outside directors could be viewed as buying their vote and not sound corporate governance, Victory will generally oppose these issues.

Share Ownership	Generally Approved

Directors are encouraged to be shareholders in order to better align their goals with those of the rest of the shareholders; however, an absolute level of ownership is not supported. Given the tenure and financial position of the director, reasonable efforts to hold the shares should be expected.

BOARD OF DIRECTORS

Advisory Committee	Review Case-by-Case

A major privilege of a shareholder is the right to express one’s views to management and the board of directors. If communication between shareholders and management does not take place effectively, an advisory committee can effectively express the equity holder’s views. The scope of responsibility of the advisory committee should be limited to subjects involving corporate governance issues. Victory rejects measures that would allow the advisory committee input into the day-to-day management of the company.

Director Liability	Generally Approved

Without the assurance a director’s personal assets will be protected in case of legal action, companies may have a difficult time retaining and attracting good directors. Victory favors proposals that expand coverage where directors were found to have acted in good faith; however, directors should be held accountable for their actions, and Victory would be against any proposals that reduce or eliminate personal liability when current litigation is pending against the board.

Limit Director Tenure	Generally Opposed

Term limits could result in the dismissal of directors who significantly contribute to the company’s success and represent shareholder’s interests effectively. Victory recognizes the position may take a director a number of years to fully understand the details of the company and the nuances of serving on the board.

Minimum Stock Ownership	Generally Approved

Victory believes stock ownership requirements more closely align the director’s interests with those of the shareholders they were elected to represent.

Separate Chair Person and CEO	Review Case-by-Case

Victory may support proposals requiring that the position of chair be filled by an independent director, depending upon the particular circumstance and relevant considerations. Examples of considerations include, but are not limited to, having: a designated independent lead director, a two-thirds independent board, key committees that are comprised of independent directors and a company that does not materially under-perform its peers.

Approve Directors Fees Paid In Stock and Cash	Generally Approved

Victory supports proposals that allow directors to have their annual fees paid in both cash and stock. Directors also should be shareholders in order to align their interests with those they represent.

Stock Retention	Generally Opposed

Victory generally opposes proposals requiring the Named Executive Officer’s (“NEO’s) to retain shares acquired through the Company’s compensation plans, including tax- deferred retirement plans, from the time of termination of their employment, through retirement or otherwise.

TAKEOVER DEFENSE AND RELATED ACTIONS

Mergers Or Other Combinations	Review Case-by-Case

Victory votes in the best long-term economic interest of the shareholders. When making recommendations, the following considerations are made: the premium received, the trend of the stock, and prior to the announcement, for both sides of the transaction, the leverage, the effects on the credit rating of the merger and the reasons for the merger. Also, a number of ratios and factors are reviewed prior to making our recommendation.

TAKEOVER DEFENSE AND RELATED ACTIONS

Leverage Buyout Review	Review Case-by-Case

Victory would support a buyout if the shareholders receive the appropriate premium and/or it was in the best long-term economic interest of the company.

Fair Price Provisions	Generally Opposed

In general, Victory opposes the following when accompanied by a super-majority provision: a clause requiring a super-majority shareholder vote to alter or repeal the fair price provision, in excess of two-thirds. Victory also generally opposes if the pricing formula is such that the price required is unreasonably high and/or designed to prevent a two-tier, front-end-loaded hostile tender offer. Since shareholders do not want to get caught in the second tier, they act selfishly and tender their shares in the first tier so that, effectively, all shareholders are coerced into accepting the offer.

Change In The Number Of Authorized Common Shares	Generally Approved

It is important for companies to have a cushion for acquisitions, for public offerings, fund stock splits and dividends and for other ordinary business purposes. However, the authorization could raise a corporate governance issue such as targeted share placement. Victory is opposed to this issue if the targeted share placement was for the sole purpose of defeating an appropriately valued offer.

Anti-Greenmail Provision	Review Case-by-Case

Victory favors equal treatment for all shareholders, but anti-greenmail provisions may severely limit management’s flexibility (for example, share repurchase programs Class shares with special features.) Victory may approve if it is determined that the Greenmail may prevent an acquisition that would be detrimental to the long-term interests of shareholders.

Approval of Poison Pills	Review Case-by-Case

Victory generally opposes poison pills used to prevent takeover bids that are in the best interest of shareholders. Certain shareholder rights plans, however, protect the interest of shareholders by enabling the board to respond to unsolicited bids.

Proposals To Opt Out Of State Anti-Takeover Laws	Review Case-by-Case

Victory approves measures that benefit current shareholders. Proposals that are overwhelmingly in favor of the board at the expense of shareholders would be opposed.

Reincorporation	Generally Approved

In general, Victory approves reincorporation actions; however, when a change of state of incorporation increases the capacity of management to resist hostile takeovers, the action should be closely examined.

COMPENSATION PLAN

Executive Stock Option Plans	Generally Approved

Generally, Victory supports the adoption of Executive Stock Option Plans. Provisions that accelerate option plans in the event of change of control are also generally approved. Victory will, however, oppose plans where the exercise price drops below market price and/or the dilution is greater than 10%, particularly if the company is mature or executive compensation is excessive. In the case of rapidly growth, cash- short companies with reasonable executive salaries, Victory may approve a plan where dilution exceeds 10%.

COMPENSATION PLAN

Adopt Restricted Stock Plan	Review Case-by-Case

Restricted stock plans should be kept at minimum levels because they cost more when compared to traditional stock option plans. Additionally, incentives are less than the established plans.

Repricing Of Outstanding Options	Generally Opposed

Generally, Victory opposes any proposal that would reprice outstanding stock options. Such actions are not in the best interest of shareholders, because it is not appropriate to allow option holders to profit from stock underperformance.

Equity Based Compensation Plan	Review Case-by-Case

Awards other than stock options and RSAs (Restricted Stock Award) should be identified as being granted to officers/directors and the number of shares awarded should be reasonable.

Golden Parachutes	Review Case-by-Case

When a takeover is considered likely, it would be difficult for a company to attract and retain top managers without severance payments for involuntary termination or significant reduction in compensation, duties, or relocation after a change in control. However, parachutes in excess of 2.99 times the previous year’s salary and bonus combined are considered exorbitant and generally would be opposed.

Cap On Executive Pay	Review Case-by-Case

Victory would vote against any absolute limit on executive compensation. However, compensation that better matches management and shareholder interests is supported. Additionally, executive compensation needs to be linked to the overall performance of the company.

Link Pay To Performance	Review Case-by-Case

Victory supports plans that align compensation with operational and financial performance. Proposals that link compensation to performance measurements such as peer groups are generally approved. Plans that reward executives regularly and excessively for company underperformance compared to its peer group are not supported.

Loans Or Guarantees Of Loans
To Officers And Directors	Generally Opposed

In the wake of a number of different scandals involving loans to officer and directors, Victory believes it is in the best interest of shareholders to vote against any loans or guarantees to officers or directors.

Advisory Vote on Executive
Compensation	Generally Approved

Victory supports shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers. Victory believes that the advisory vote would allow shareholders a voice in executive compensation practices of a company.

Advisory Vote on Pay Programs	Review Case-by-Case

Victory will evaluate management proposals seeking ratification of a company’s compensation program. The following factors may be considered; excessive practices with respect to perks, severance packages, supplemental executive pension plans, balance of fixed versus performance-driven pay, and the alignment of company performance and executive pay trends over time.

CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

Restructure/Recapitalize	Review Case-by-Case

Generally, Victory approves proposals that are in a company’s best long-term economic interest, as well as those that protect a client’s position. These proposals involve the alteration of a corporation’s capital structure, such as an exchange of bonds for stock.

Spin-Offs	Review Case-by-Case

In cases of spin-offs, Victory reviews whether the transaction is in the best long-term economic interest of the shareholder.

Tracking Stock	Review Case-by-Case

Victory would consider the compensation shareholders receive in the event a tracking stock is released. If the company is trying to unlock or spin-off segments that are underperforming or inhibit overall performance, the transaction is reviewed to determine whether value is created for our positions. If the subsidiary has little corporate governance, excessive dilution to current shareholders is present, or any other signs of malfeasance is present, Victory would take an opposing position.

Changes To Preferred Stock	Review Case-by-Case

Preferred stock can be used as a sound management tool to raise capital and/or increase financial flexibility. However, in instances where it is being used as a part of an anti-takeover package, Victory would oppose the changes.

Share Buyback	Generally Approved

Generally, Victory approves buybacks that are “at or above” the current market price. However, when management uses this as an entrenching tool to prevent hostile takeovers or in cases where management uses buyback to prevent acquisitions, Victory would take an opposing position.

Authority To Issue Additional Debt	Review Case-by-Case

The issuance of additional debt may be beneficial to a company under certain circumstances. However, Victory may vote against any excessive issuance of debt that would cause, for example, a drop in the rating of the company’s debt and the company itself.

Stock Splits And Stock Dividends	Generally Approved

Victory supports stock splits and stock dividends if they are in the best long-term economic interest of the shareholders. Splits are considered positive because they increase liquidity and allow a greater number of people to hold the shares. Dividends are considered positive because they return capital and enhance returns for shareholders.

SOCIAL ISSUES

Social Issues In General	Review Case-by-Case

When evaluating social issues such as human rights, labor and employment, the environment, and tobacco, Victory considers such proposals based on the expected impact to the shareholder and their long-term economic best interest. As applicable, Victory may additionally factor corporate governance concerns, reasonableness of each request and related business exposure to the company when analyzing the expected potential impact to shareholders.

SOCIAL ISSUES

Equal Opportunity	Review Case-by-Case

Victory will generally support reports outlining a company’s affirmative action initiatives unless the requests are considered excessive or costly beyond their expected benefit to shareholders. However, Victory may vote against such proposals if relevant actions are already reasonably being met. A few examples would be that the company has well documented equal opportunity programs or the company already publicly reports on its initiatives and provides data on workforce diversity.

Sustainability Reporting	Review Case-by-Case

Victory will generally support proposals requesting that a company report on policies and initiatives related to relevant social, economic, and environmental sustainability, unless such proposals are considered excessive or costly beyond their expected benefit to shareholders. However, Victory may vote against such proposals if relevant actions are already reasonably being met. A few examples would be: that the company already discloses similar information through existing reports, policies or codes of conduct; or, the company has formally committed to the implementation of a reporting program based on industry accepted guidelines within a reasonable timeframe.

Political Contributions	Review Case-by-Case

Victory may support proposals that are reasonable in request, cost and information availability, related to the disclosure of corporate contributions. Victory will generally not support political contribution proposals considered excessive, costly or structured to require disclosure beyond political action committee regulations.

INTERNATIONAL CORPORATE GOVERNANCE

Victory will follow the established Proxy Voting Policy guidelines already in place, unless otherwise noted below when voting International Corporate Governance proxies. Any issue not covered within the guidelines will be evaluated by the Proxy Committee on a case-by-case basis.

Receiving and/or Approving Financial Reports	Generally Approved

Typically, it is customary for international firms to approve audited financial reports (prior) at the annual meeting. However, this may be opposed in cases where there are (serious) concerns regarding practices of the Board or (audit) committees appointed by the Board.

Payment of Final Dividends/ Return of Capital	Generally Approved

Stock dividends are generally approved and in the best long-term economic interest of the shareholders. Dividends (are considered positive because they) return capital and enhance returns for shareholders.

Share Repurchase Plan	Generally Approved

Vote FOR a plan by which the company buys back its own shares, if the plan is offered to all shareholders.

Share Issuance Requests	Review Case-By-Case

Victory will generally support share issuance request with preemptive rights. However, Victory may vote on a case-by-case basis on specific issuances with or without preemptive rights.

BOARD OF DIRECTORS

Victory will vote proxies for international holdings in the best interests of its shareholders. Victory will attempt to process every proxy it receives for all International foreign proxies. However, there may be situations in which Victory may vote against, withhold a vote or cannot vote at all. For example, Victory may not receive a meeting notice in enough time to vote or Victory may not be able to obtain enough information on the international security, in which case we will vote against.

In certain foreign jurisdictions, voting of proxy will result in the lockup of shares, impairing Victory’s ability to trade those shares for several days. This could result in significant loss to the investor. Consequently, in those foreign jurisdictions which engage in this practice, Victory will generally refrain from proxy voting.

In other foreign jurisdictions, the determination by the Proxy Committee to vote, or refrain from voting, proxy will take into consideration any additional costs to investors which may be incurred from research and voting process.

ADDITIONAL TOPICS

Any issue not covered within the guidelines will be evaluated by the Proxy Committee on a case-by-case basis.

MATERIAL CONFLICTS OF INTEREST

In the event a material conflict of interest arises between Victory’s interests and those of a client during the course of voting client’s proxies, the Proxy Committee shall:

•	Vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue

•	In the event that the Proxy Voting Guidelines are inapplicable, determine whether a vote for, or against, the proxy is in the best interest of the client’s account

•	Document the nature of the conflict and the rationale for the recommended vote

•	Solicit the opinions of Victory’s Chief Compliance Officer, and if necessary Key Private Bank’s Chief Fiduciary Officer, or their designee, or consult an internal or external, independent adviser

•	If a member of the Proxy Committee has a conflict (e.g.—family member on board of company)—he/she will not vote (or recluse themselves from voting).

•

Report to the Victory Capital Management Board any proxy votes that took place with a material conflict situation present, including the nature of the conflict and the basis or rationale for the voting decision made. Such a report should be given at the next scheduled Board Meeting or other appropriate timeframe as determined by the Board.

RECORDKEEPING

In accordance with Rule 204-2(c) (2) under the Investment Advisers Act of 1940, as amended, Victory will retain the following records with respect to proxy voting:

•	copies of all policies and procedures required by Rule 206(4)-6

•	a written record of votes cast on behalf of clients

•	any documents prepared by Victory or the Proxy Committee germane to the voting decision

•	a copy of each written client request for information on how Victory voted proxies on such client’s behalf

•	a copy of any written response by Victory to any written or verbal client request for information on how Victory voted such client’s proxies

GLOSSARY

Blank Check Preferred Stock—A popular term for preferred stock in which the board of directors is given broad discretion to establish voting, conversion, dividend and other rights of preferred stock at the time the board issues the stock. Some boards that have authority to issue blank check preferred stock have used it to create takeover defenses.

Bylaw—Bylaws supplement each company’s charter, spelling out in more specific detail general provisions contained in the charter. Board of Directors often have the power to change bylaw provisions without shareholder approval.

Charter—Also known as the articles of incorporation, the charter sets forth the respective rights and duties of shareholders, officers, and directors. The charter constitutes the fundamental governing rules for each corporation. Shareholder approval is required to amend a company’s charter.

Classified Board—A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes; each year, one-third of the directors stand for election. A classified board makes it difficult to change control of the board through a proxy contest, since it would normally take two years to gain control of a majority of board seats.

Confidential Voting—Also known as closed voting or voting by secret ballot, under confidential voting procedures, all proxies, ballots and voting tabulations that identify shareholders are kept confidential. Independent vote tabulators and inspectors of election are responsible for examining individual ballots, while management and shareholders are only told vote totals.

Corporate Governance—Corporate governance is the framework within which corporations exist. Its focus is the relationship among officers, directors, shareholders, stakeholders and government regulators, and how these parties interact to oversee the operations of a company.

Cumulative Voting—Normally, shareholders cast one vote for each director for each share of stock owned. Cumulative voting permits shareholders to apportion the total number of votes they have in any way they wish among candidates for the board. Where cumulative voting is in effect, a minority of shares may be able to elect one or more directors by giving all of their votes to one or several candidates.

Fair Price Requirements—Fair price requirements compel anyone acquiring control of a corporation to pay all shareholders the highest price that the acquirer pays to any shareholder during a specified period of time. Fair price requirements are intended to deter two-tier tender offers in which shareholders who tender their shares first receive a higher price for their shares than other shareholders.

Greenmail—Greenmail refers to the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder’s agreement not to acquire the target company. Greenmail is widely considered to a form of blackmail. Some companies have attempted to deter greenmail by adding anti-greenmail provisions to their chargers.

Indemnification—Indemnification permits corporations to reimburse officers and directors for expenses they incur as a result of being named as defendants in lawsuits brought against the corporation. Indemnification often covers judgment awards and settlements as well as expenses. Without indemnifications, or directors’ liability insurance, most companies would be unable to attract outside directors to serve on their boards.

Majority Voting—The standard whereby a director or nominee will be elected only if receiving an affirmative majority of votes cast, even if running unopposed for an open seat. In contrast, the plurality standard holds that a nominee or director will be elected based on having received the most votes, whether or not having received an affirmative majority of votes cast.

GLOSSARY

Poison Pill—The popular term for a takeover defense that permits all shareholders other than an acquirer to purchase shares in a company at a discount if the company becomes a takeover target. A company with a pill (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs. The triggering event occurs when an acquirer buys more than a specified amount of a target company’s stock without permission of the target company’s board. Once the pill is triggered, shareholders (except for the acquirer) usually have the right to purchase shares directly from the target company at a 50 percent discount, diluting both ownership interest and voting rights. Most pills have provisions that permit the board to cancel the pill by redeeming the outstanding warrants or rights at nominal cost. Pills can force acquirers to bargain directly with a target company’s board, but they can also be used to deter or to block acquisition bids altogether. Corporations are not required by law to submit their poison pills for shareholder approval, and very few companies have chosen to seek shareholder approval.

Pre-emptive Rights—pre-emptive rights are intended to allow existing shareholders to maintain their proportionate level of ownership by giving them the opportunity to purchase additional shares pro rata before they are offered to the public. pre- emptive rights are something of an anachronism today because shareholders of publicly traded companies who want to maintain their proportionate ownership interest may do so by purchasing shares in the open market. Many companies whose charters have pre-emptive rights provisions have asked shareholders to amend their charters to abolish pre-emptive rights.

Proxy—The granting of authority by shareholders to others, most often corporate management, to vote their shares at an annual or special shareholders’ meeting.

Proxy Contest—Proxy contests take different forms. The most common type of proxy contest is an effort by dissident shareholders to elect their own directors. A contest may involve the entire board, in which case the goal is to oust incumbent management and take control of the company. Or, it may involve a minority of board seats, in which case dissidents seek a foothold position to change corporate strategy without necessarily changing control. Proxy contests may also be fought over corporate policy questions; dissidents may, for example, wage a proxy contest in support of a proposal to restructure or sell a corporation. Many proxy contests are today waged in conjunction with tender offers as a means of putting pressure on a target company’s board to accept the tender offer. In a well-financed proxy contest, dissidents usually print and distribute their own proxy materials, including their own proxy card. Proxy contests usually feature letter writing and advertisement campaigns to win shareholder support.

Proxy Recall—Recalling of loaned out securities before record date to exercise voting rights.

Proxy Statement—A document in which parties soliciting shareholder proxies provide shareholders with information on the issues to be voted on at an annual or special shareholder’s meeting. The soliciting party generally presents arguments as to why shareholders should grant them their proxy. The information that must be disclosed to shareholders is set forth in Schedule 14A of the Securities Exchange Act of 1934 for a proxy solicited by the company and in Schedule 14B for the act for proxies solicited by others.

Recapitalization Plan—A recapitalization plan is any plan in which a company changes its capital structure. Recapitalization can result in larger or smaller numbers of shares outstanding, or in creation of new classes of stock in addition to common stock. Recapitalization plans must be approved by shareholders.

Reincorporation—Reincorporation refers to changing the state of incorporation. A company that reincorporates must obtain shareholder approval for the move and for the new charter it adopts when it shifts its state of incorporation. Many reincorporations involve moves to Delaware to take advantage of Delaware’s flexible corporate laws.

Restricted Stock—Stock that must be traded in compliance with special SEC regulations concerning its purchase and resale from affiliate ownership, M&A activity and underwriting activity.

GLOSSARY

Restructuring Plan—A restructuring plan is any plan that involves a significant change in a company’s capital structure. This would include a recapitalization plan, a leveraged buyout, or a major sale of assets. Restructuring plans after shareholder approval before they can be implemented.

Rights of Appraisal—Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal generally applies to mergers, sales of essentially all assets of the corporation, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

Share Repurchase Plan—A repurchase plan is a program by which a Company buys back its own shares from the market, thereby, reducing the number of outstanding shares. This is generally an indication that the Company thinks the shares are undervalued.

Stakeholder Laws—In essence, stakeholder laws state that corporate directors owe a duty to a host of constituencies beyond shareholders: local communities, employees, suppliers, creditors, and others. This is in contrast to the traditional model of the publicly held corporation in law and economics which says that corporate directors have a legally enforceable duty to one constituency—their shareowners.

Street Name / Nominee Name—Holding a customer’s stock ‘in street name’ is when broker-dealers, banks, or voting trustees register the shares held for customer accounts in their own names. Such a system makes it more difficult to obtain shareholder information. Note that often the legal owners are not the beneficial owners of the stock and therefore may not have the power to vote or direct the voting of the stock. The beneficial owners direct the brokers and banks as to whether their identity may be disclosed.

Supermajority—Most state corporation laws require that mergers, acquisitions and amendments to the corporate charter be approved by a majority of the outstanding shares. A company may, however, set a higher requirement by obtaining shareholder approval for a higher threshold. Some supermajority requirements apply to mergers and acquisitions. Others apply to amendments to the charter itself—that is, the charter, or certain parts of it, may be amended in the future only if the amendments receive the specified supermajority level of support.

Sustainability Report—A company report on policies and initiatives related to social, economic or environmental issues.

Unequal Voting—Corporations with dual class capitalization plans usually have two classes of stock with different voting and dividend rights. Typically, one class of stock has higher voting rights and lower dividend rights. Insiders owning the higher voting shares are able to maintain control, even though they usually own only a fraction of the outstanding shares.

Written Consent—The ability to act by written consent to allow shareholders to take action collectively without a shareholders’ meeting. The written consent procedure was developed originally to permit closely held corporations to act quickly by obtaining consents from their shareholders. The procedure is, however, available in many states to publicly traded companies as well, unless prohibited or restricted in a company’s charter. Many companies have sought shareholder approval to restrict or abolish the written consent procedure; their principal reason for doing so is to prevent takeovers opposed by the incumbent board and management.

EXECUTIVE COMPENSATION TERMS

At-the-Money Option—An option with exercise price equal to the current market price.

Bonus Shares—Share awards which in some cases may not vest until various performance goals are met or the employee has remained with the company for a minimum number of years.

EXECUTIVE COMPENSATION TERMS

Call Option—The right, but not the obligation, to buy shares at a predetermined exercise price before a predetermined expiration date. Holders are rewarded when the option has a ‘positive’ spread, or difference between its exercise price and its market price.

Change-in-Control Provision—A provision in a stock option plan that allows for immediate vesting of outstanding options if certain events take place which may be deemed a change in control, such as the purchase of a majority of the company’s outstanding shares by a third party.

Cliff Vesting—A plan feature providing that all awards vest in full after a specified date. If the employee leaves the company’s employ prior to the vesting date, no partial vesting will occur.

Deferred Stock—A share grant in which the participant receives a specified amount of shares, granted at no cost, if he remain employed with the company for a certain period of time. The participant does not have voting or dividend rights prior to vesting, though dividends typically accumulate until vesting.

Employee Stock Purchase Plan—A plan qualified under Section 423 of the IRS Code, which allows employees to purchase shares of stock through payroll deductions.

Employee Stock Ownership Plan (ESOP)—A qualified defined contribution plan under the IRS Code which allows the ESOP plan trustees to invest up to 100 percent of the plan’s assets in shares or its own company stock. Variants of these plans include the stock bonus plan, the leveraged stock bonus plan (where the trust can borrow money from lending sources to buy more stock), and matching ESOP’s (in which employees match the contribution that the company makes). ESOP’s offer employees tax deferral benefits and companies a tax deduction.

Evergreen Plan—A plan provision that typically increases the number of shares available for the issue under the plan on an annual basis by a predetermined percentage of the company’s common stock outstanding. Such plans often have no termination date and permit the plan to operate indefinitely without further shareholder approval.

Exercise Price—Sometimes referred to as the strike price, this is the price at which shares may be exercised under a plan. Exercise prices may be fixed, variable or tied to a formula.

Formula-Based Stock Incentive Plan—A plan where the participant receives phantom stock or stock-based units, the value of which is based on a formula. This type of plan is similar to a performance share or performance unit plan.

Gun-Jumping Grants—Grants of awards made under a plan or plan amendment prior to shareholder approval of the plan or amendment.

Incentive Stock Options (ISO’s)—Also referred to as qualified stock options, these rights permit the participant to buy shares before the expiration date at a predetermined exercise price set at or above fair market value at grant date. The term of such awards may be ten years or longer. The company is not allowed to take a tax deduction for ISO’s unless a disqualifying disposition takes place.

Indexed Option—The right, but not the obligation, to purchase shares at an exercise price that periodically adjusts upward or downward in relation to a market or industry indicator.

In-the-Money Option—An option with an exercise price below the current market price.

EXECUTIVE COMPENSATION TERMS

Limited Stock Appreciation Rights (LSAR’s)—These rights are triggered by a change in the ownership or control and are generally granted in tandem with ISO’s or NSO’s. The rights permit the holder to receive a cash payment equal to the difference between the exercise price and the market price without having to make a person cash outlay to exercise the option. The design of these rights permits the holder to receive the higher offer in a two-tier tender offer.

Nonqualified Stock Options (NSO’s)—Also referred to as discounted stock options, these rights permit the participant to buy shares before the expiration date at a predetermined exercise price set at or below fair market value at grant date. The term of such awards may be longer or shorter than ten years. The company receives the tax deduction at the time the executive receives income.

Omnibus Plan—A stock-based incentive plan providing significant flexibility by authorizing the issue of a number of award types, which may include incentive stock options, nonqualified stock options, SAR’s, restricted stock, performance shares, performance units, stock grants, and cash.

Out-of-the-Money Option—An option with an exercise price above the current market price.

Performance Shares—Stock grants contingent upon the achievement of specified performance goals. The number of shares available typically varies with performance as measured over a specified period. Few companies clearly identify the criteria used to select performance measures or the specific hurdle rates that must be met. Performance periods typically extend for a three- to five- year period.

Performance Units—Cash awards contingent upon the achievement of specified performance goals. The amount of cash payable typically varies with performance as measured over a specified period. Few companies clearly identify the criteria used to select performance measures or the specific hurdle rates that must be met. Performance periods typically extend for a three- to five-year period.

Phantom Stock—An award ‘unit’ corresponding in number and value to a specified number of shares of the company’s stock. These units do not represent an ownership interest. The grant of units entitles the employee to a bonus based on any corresponding increase in the value of the stock.

Premium-Priced Options—An option whose exercise price is set above fair market value on grant date.

Put Option—The right, but not the obligation, to sell shares at a predetermined exercise price before a predetermined expiration date.

Pyramiding—A cashless exercise method whereby a portion of the shares under option is used as payment for the exercise price of other options.

Reload Options—Options granted to replace shares owned outright that have been swapped as payment of the option exercise price. At the time of the swap, the company grants a new stock option equal to the number of shares swapped. The reloaded options generally have a new vesting period and the same expiration date as the original options.

Repricing—An amendment to a previously granted stock option contract that reduces the option exercise price. Options can also be repriced through cancellations and regrants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price.

EXECUTIVE COMPENSATION TERMS

Restricted Stock—A grant of stock, subject to restrictions, with little or not cost to the participant. Such shares are usually subject to forfeiture if the holder leaves the company before a specified period of time; thus, the awards are often used to retain employees. The restrictions usually lapse after three to five years, during which time the holder cannot sell the shares. Typically, the holder is entitled to vote the stock and receives dividends on the shares.

Section 162(m)—The IRS Code Section that limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken.

Shareholder Value Transfer (SVT)—A dollar-based cost which measures the amount of shareholders’ equity flowing out of the company to executives as options are exercised. The strike price of an option is paid at the time of exercise and flows back to the company. The profit spread, or the difference between the exercise price and the market price, represents a transfer of shareholders’ equity to the executive. The time value of money is also a significant cost impacting shareholders’ equity.

Stock Appreciation Rights (SARs)—An award paid in cash or shares to the employee equal to the stock price appreciation from the time of grant to the exercise date. When granted in tandem with options, the exercise of the SAR cancels the option.

Stock Purchase Right—The right to purchase shares of stock at a discount for a set period of time.

Vesting Schedule—A holding period following grant date during which time options may not be exercised.

Volatility—The potential dispersion of a company’s stock price over the life on an option.

Voting Power Dilution (VPD)—The relative reduction in voting power as stock-based incentives are exercised and existing shareholders’ proportional ownership in the company is diluted.

Exception / Escalation Policy

All material exceptions to this policy will be reported to the Compliance Committee and Victory Capital Management Inc. Board members. When applicable, exceptions will be presented to the Chief Compliance Officer of KeyBank N.A.

THRIVENT SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Articles of Incorporation of the Registrant (2)

(a)(2)	Amendment to Articles of Incorporation increasing authorized shares (5)

(b)	Restated Bylaws of the Registrant (8)

(c)	Not applicable

(d)(1)	Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)

(d)(2)	Amendment No. 4 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (9)

(d)(3)	Amendment No. 5 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (11)

(d)(4)	Amendment No. 6 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (11)

(d)(5)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Pyramis Global Advisors, LLC (9)

(d)(6)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Mid Cap Value Portfolio (10)

(d)(7)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Mid Cap Value Portfolio and the Thrivent Partner Technology Portfolio (11)

(d)(8)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP (8)

(d)(9)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Mercator Asset Management LP (11)

(d)(10)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (4)

(d)(11)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (10)

(d)(12)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (8)

(d)(13)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (11)

(d)(14)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Management Investment Services Limited (11)

(d)(15)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Victory Capital Management Inc. (9)

(d)(16)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calamos Advisors LLC (9)

(d)(17)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calvert Asset Management Company, Inc. (9)

(d)(18)	Form of Investment Advisory Agreement between Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, LLC (9)

(d)(19)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and OppenheimerFunds, Inc. (9)

(d)(20)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Sectoral Asset Management Inc. (9)

(d)(21)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (9)

(d)(22)	Amendment No. 1 to the Investment Subadvisory Agreement, effective May 1, 2008, among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (10)

(d)(23)	Amendment No. 2 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Turner Investment Partners Inc. (11)

(d)(24)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Worldwide Allocation Portfolio (9)

(e)	Not applicable

(f)	Not applicable

(g)(1)	Custodian Contract between the Registrant and State Street Bank and Trust Company (2)

(g)(2)	Amendment to Custodian Contract, dated February 1, 1989 (1)

(g)(3)	Amendment to Custodian Contract, dated January 11, 1990 (1)

(g)(4)	Restated Amendment to Custodian Contract, dated October 6, 2000 (3)

(h)(1)	Expense Reimbursement Letter Agreement (*)

(h)(2)	Participation Agreement among Registrant, Thrivent Financial for Lutherans, and the Thrivent Retirement Plans (7)

(h)(3)	Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (6)

(h)(4)	Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (6)

(h)(5)	Administrative Services Agreement, effective January 1, 2009, between Registrant and Thrivent Financial for Lutherans (10)

(i)	Opinion and Consent of Counsel (*)

(j)	Consent of Independent Registered Public Accounting Firm (*)

(k)	Not applicable

(l)	Not applicable

(m)	Not applicable

(n)	Not applicable

(o)	Not applicable

(p)(1)	Rule 17j-1 Code of Ethics of Registrant (11)

(p)(2)	Sarbanes-Oxley Code of Ethics of Registrant (*)

(p)(3)	Rule 17j-1 Code of Ethics of Aberdeen Asset Management Investment Services Limited (12)

(p)(4)	Rule 17j-1 Code of Ethics of Atlanta Capital Management Company, LLC (*)

(p)(5)	Rule 17j-1 Code of Ethics of Calamos Advisors LLC (*)

(p)(6)	Rule 17j-1 Code of Ethics of Calvert Investment Management, Inc. (12)

(p)(7)	Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management, L.P. (*)

(p)(8)	Rule 17j-1 Code of Ethics of Mercator Asset Management LP (*)

(p)(9)	Rule 17j-1 Code of Ethics of OpppenheimerFunds, Inc. (10)

(p)(10)	Rule 17j-1 Code of Ethics of Principal Global Investors, LLC (*)

(p)(11)	Rule 17j-1 Code of Ethics of Pyramis Global Advisors, LLC (*)

(p)(12)	Rule 17j-1 Code of Ethics of Sectoral Asset Management Inc. (*)

(p)(13)	Rule 17j-1 Code of Ethics of T. Rowe Price Associates, Inc. (*)

(p)(14)	Rule 17j-1 Code of Ethics of Turner Investment Partners Inc. (*)

(p)(15)	Rule 17j-1 Code of Ethics of Victory Capital Management Inc. (*)

(q)	Powers of Attorney (11)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

*	Filed herewith

+	To be filed by amendment

(1)	Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

(2)	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(3)	Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

(4)	Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

(5)	Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16, 2004.

(6)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

(7)	Incorporated by reference from Post-Effective Amendment No. 33 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 22, 2005.

(8)	Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 17, 2007.

(9)	Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 25, 2008.

(10)	Incorporated by reference from Post-Effective Amendment No. 40 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 27, 2009.

(11)	Incorporated by reference from Post-Effective Amendment No. 41 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on February 16, 2010.

(12)	Incorporated by reference from Post-Effective Amendment No. 42 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 29, 2010.

Item 29.	Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant’s sponsor and investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Thrivent Financial Lifelong Resources Inc.	Not formally engaged in business	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

SNI Holdco Inc.[4]	Holding company with no independent operations	Delaware

SNI Companies[5]	Professional staffing company	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

[1]

Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Investment Management Inc. (“TIMI”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TIMI and TLIC own respectively 60% and 40% of TAM’s membership interests.

[2]	Thrivent Financial owns a majority interest in the limited liability company.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Majority-owned subsidiary of Thrivent Financial.
[5]	Wholly owned subsidiary of SNI Holdco Inc.

Item 30.	Indemnification

Section 4.01 of Registrant’s First Amended and Restated Bylaws, filed as an Exhibit to this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 31.	Business and Other Connections of the Investment Adviser

Thrivent Financial for Lutherans (the “Adviser”) is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser’s financial industry activities or affiliations is set forth in the Form ADV of Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701). The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name, Principal Occupation and Principal Business Address	Positions and Offices with Adviser
Dr. Kurt M. Senske President and Chief Executive Officer Lutheran Social Services of the South 8305 Cross Park Drive Austin, TX 78714	Chairman

Dr. Addie J. Butler	Director

F. Mark Kuhlman Vice Chairman SSE Inc. 77 West Port Plaza, Suite 500 St. Louis, MO 63146	Director

Richard C. Lundell	Director

Paul W. Middeke	Director

Frank H. Moeller Enovate Enterprises 5766 Balconies Drive, Suite 202 Austin, TX 78731	Director

Alice M. Richter	Director

James H. Scott Director of Intersections Institute 61 Seminary Ridge Gettysburg, PA 17325	Director

Frederick G. Kraegel Parham Partners PO Box 71840 Richmond, VA 23255	Director

Dr. Albert Siu Vice President of Learning and Development PAREXEL 195 West Street Waltham, MA 02451	Director

Adrian M. Tocklin	Director

Allan R. Spies	Director

Bonnie E. Raquet	Director

Bradford L. Hewitt	President, Chief Executive Officer and Director

Pamela J. Moret	Executive Vice President, Strategic Development

James A. Thomsen	Executive Vice President, Member Services

Randall L. Boushek	Senior Vice President and Chief Financial Officer

Holly J. Morris	Senior Vice President and Chief Information Officer

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Jennifer H. Martin	Senior Vice President, Human Resources

Marie A. Uhrich	Senior Vice President, Communications

Russell W. Swansen	Senior Vice President, Chief Investment Officer

Ted S. Dryden	Chief Compliance Officer of investment advisory functions

The business and other connections of the officers and directors of Pyramis Global Advisors, LLC are set forth in the Form ADV of Pyramis Global Advisors, LLC currently on file with the Securities and Exchange Commission (File No. 801-63658).

The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. are set forth in the Form ADV of T. Rowe Price Associates, Inc. currently on file with the Securities and Exchange Commission (File No. 801-856).

The business and other connections of the officers and directors of Turner Investment Partners Inc. are set forth in the Form ADV of Turner Investment Partners Inc. currently on file with the Securities and Exchange Commission (File No. 801-36220).

The business and other connections of the officers and directors of Mercator Asset Management LP are set forth in the Form ADV of Mercator Asset Management LP currently on file with the Securities and Exchange Commission (File No. 801-50347).

The business and other connections of the officers and directors of Principal Global Investors, LLC are set forth in the Form ADV of Principal Global Investors, LLC currently on file with the Securities and Exchange Commission (File No. 801-55959).

The business and other connections of the officers and directors of Goldman Sachs Asset Management, L.P. are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (File No. 801-37591).

The business and other connections of the officers and directors of Aberdeen Asset Management Investment Services Limited are set forth in the Form ADV of Aberdeen Asset Management Inc. on file with the Securities and Exchange Commission (File No. 801-12880).

The business and other connections of the officers and directors of Victory Capital Management Inc. are set forth in the Form ADV of Victory Capital Management Inc. on file with the Securities and Exchange Commission (File No. 801-46878).

The business and other connections of the officers and directors of Atlanta Capital Management Company, LLC are set forth in the Form ADV of Atlanta Capital Management, LLC on file with the Securities and Exchange Commission (File No. 801-60673).

The business and other connections of the officers and directors of Calamos Advisors LLC are set forth in the Form ADV of Calamos Advisors LLC on file with the Securities and Exchange Commission (File No. 801-29688).

The business and other connections of the officers and directors of Calvert Investment Management, Inc. are set forth in the Form ADV of Calvert Investment Management, Inc. on file with the Securities and Exchange Commission (File No. 801-17044).

The business and other connections of the officers and directors of OppenheimerFunds, Inc. are set forth in the Form ADV of OppenheimerFunds Inc. on file with the Securities and Exchange Commission (File No. 801-08253).

The business and other connections of the officers and directors of Sectoral Asset Management Inc. are set forth in the Form ADV of Sectoral Asset Management, Inc. on file with the Securities and Exchange Commission (File No. 801-60079).

Item 32.	Principal Underwriters

Not Applicable

Item 33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant (either at its Minneapolis, Minnesota or Appleton, Wisconsin office), the Registrant’s custodian State Street Bank and Trust Company (located in Boston, Massachusetts) or the Registrant’s sub-transfer agent DST Systems, Inc. (located in Kansas City, Missouri). The relevant addresses are 625 Fourth Ave. S., Minneapolis, MN 55415; 4321 N. Ballard Rd., Appleton, WI 54919; 225 Franklin St., Boston, MA 02110; and 210 W. 10th St., Kansas City, MO 64105.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day of April, 2011.

THRIVENT SERIES FUND, INC.

/s/ John L. Sullivan

John L. Sullivan
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of April 2011.

Signature	Title
/s/ Russell W. Swansen	President and Director
Russell W. Swansen

/s/ Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer
Gerard V. Vaillancourt

*	Director
F. Gregory Campbell

Director
Janice B. Case

*	Director
Richard L. Gady

*	Director
Richard A. Hauser

*	Director
Paul R. Laubscher

*	Director
Connie M. Levi

Director
James A. Nussle

*	Director
Douglas D. Sims

*	Director
Constance L. Souders

*	John L. Sullivan, by signing his name hereto, does hereby sign this document on behalf of each of the above- named Directors of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated: April 27, 2011	/s/ John L. Sullivan
John L. Sullivan
Attorney-in-Fact

Index to Exhibits

Exhibit (h)(1)	Expense Reimbursement Letter Agreement

Exhibit (i)	Opinion and Consent of Counsel

Exhibit (j)	Consent of Independent Registered Public Accounting Firm

Exhibit (p)(2)	Sarbanes-Oxley Code of Ethics of Registrant

Exhibit (p)(4)	Rule 17j-1 Code of Ethics of Atlanta Capital Management Company, LLC

Exhibit (p)(5)	Rule 17j-1 Code of Ethics of Calamos Advisors LLC

Exhibit (p)(7)	Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management, L.P.

Exhibit (p)(8)	Rule 17j-1 Code of Ethics of Mercator Asset Management LP

Exhibit (p)(10)	Rule 17j-1 Code of Ethics of Principal Global Investors, LLC

Exhibit (p)(11)	Rule 17j-1 Code of Ethics of Pyramis Global Advisors, LLC

Exhibit (p)(12)	Rule 17j-1 Code of Ethics of Sectoral Asset Management Inc.

Exhibit (p)(13)	Rule 17j-1 Code of Ethics of T. Rowe Price Associates, Inc.

Exhibit (p)(14)	Rule 17j-1 Code of Ethics of Turner Investment Partners Inc.

Exhibit (p)(15)	Rule 17j-1 Code of Ethics of Victory Capital Management Inc.